UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity Global Commodity Stock Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity SAI Sustainable International Equity Fund, Fidelity Infrastructure Fund, Fidelity SAI International SMA Completion Fund, Fidelity Sustainable Emerging Markets Equity Fund, Fidelity Series Canada Fund, Fidelity Sustainable International Equity Fund, Fidelity Series Sustainable Emerging Markets Fund, Fidelity Series Sustainable Non-U.S. Developed Markets Fund, Fidelity Series Overseas Fund, and Fidelity Series Select International Small Cap Fund (the “Funds”).

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class A : FFGAX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 65	1.11%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%
What did the Fund invest in?
(as of April 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	37.1
Metals & Mining	29.9
Chemicals	15.0
Food Products	11.1
Paper & Forest Products	3.1
Energy Equipment & Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 54.2
Canada - 18.2
Australia - 8.5
Brazil - 6.0
China - 5.1
Finland - 2.3
Chile - 1.2
United Kingdom - 0.9
Norway - 0.8
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	8.2
Corteva Inc	7.9
Archer-Daniels-Midland Co	5.6
Bunge Global SA	5.5
Nutrien Ltd	4.9
BHP Group Ltd	3.9
Shell PLC	3.6
Chevron Corp	3.0
Imperial Oil Ltd	3.0
ConocoPhillips	2.6
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915757.101    2121-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class A : FSQAX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	1.30%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.3
Industrials	22.6
Information Technology	15.4
Health Care	9.4
Consumer Discretionary	5.8
Utilities	5.4
Materials	3.2
Consumer Staples	2.4
Communication Services	2.4
Energy	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.7
United Kingdom - 13.7
Netherlands - 10.7
United States - 8.5
Spain - 4.7
Taiwan - 4.6
Germany - 4.6
Sweden - 4.4
France - 3.7
Others - 23.4

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.8
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Astrazeneca PLC	3.6
ITOCHU Corp	3.5
Schneider Electric SE	3.0
ING Groep NV	2.8
Koninklijke KPN NV	2.4
Sumitomo Mitsui Financial Group Inc	2.3
ORIX Corp	2.1
Hitachi Ltd	2.1
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915820.101    6463-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI Sustainable International Equity Fund Fidelity® SAI Sustainable International Equity Fund : FSSEX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable International Equity Fund	$ 39	0.75%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$159,861,268
Number of Holdings	86
Portfolio Turnover	70%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.4
Industrials	22.4
Information Technology	15.3
Health Care	9.4
Consumer Discretionary	5.8
Utilities	5.4
Materials	3.2
Communication Services	2.4
Consumer Staples	2.2
Energy	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.6
United Kingdom - 13.5
Netherlands - 10.7
United States - 8.9
Spain - 4.7
Germany - 4.6
Taiwan - 4.5
Sweden - 4.5
France - 3.7
Others - 23.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.8
Taiwan Semiconductor Manufacturing Co Ltd	4.1
Astrazeneca PLC	3.5
ITOCHU Corp	3.5
Schneider Electric SE	3.0
ING Groep NV	2.8
Koninklijke KPN NV	2.4
Sumitomo Mitsui Financial Group Inc	2.3
ORIX Corp	2.1
Hitachi Ltd	2.0
30.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915832.101    6549-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series International Value Fund Fidelity® Series International Value Fund : FINVX

This semi-annual shareholder report contains information about Fidelity® Series International Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$17,578,246,537
Number of Holdings	107
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	38.1
Industrials	14.6
Materials	10.8
Energy	7.5
Health Care	7.1
Consumer Staples	4.8
Consumer Discretionary	4.7
Utilities	3.7
Information Technology	3.0
Communication Services	2.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.6
United Kingdom - 17.1
United States - 13.2
Germany - 10.9
France - 8.9
Italy - 4.8
Spain - 4.8
Australia - 3.9
Switzerland - 2.7
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.8
Mitsubishi UFJ Financial Group Inc	3.0
Shell PLC ADR	2.9
Sumitomo Mitsui Financial Group Inc	2.5
Lloyds Banking Group PLC	2.3
Roche Holding AG	2.3
HSBC Holdings PLC	2.1
British American Tobacco PLC	2.1
Toyota Motor Corp	1.9
Rio Tinto PLC	1.9
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915764.101    2283-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series International Growth Fund Fidelity® Series International Growth Fund : FIGSX

This semi-annual shareholder report contains information about Fidelity® Series International Growth Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$17,617,957,974
Number of Holdings	60
Portfolio Turnover	63%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.8
Information Technology	22.6
Materials	12.3
Health Care	7.3
Consumer Discretionary	7.0
Financials	5.8
Communication Services	0.9
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 22.4
Japan - 13.6
France - 12.3
United Kingdom - 11.8
Netherlands - 9.6
Sweden - 9.0
Switzerland - 6.3
Taiwan - 5.2
Germany - 2.4
Others - 7.4

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	8.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Schneider Electric SE	3.7
CRH PLC	3.7
Safran SA	3.4
BAE Systems PLC	3.3
GE Vernova Inc	3.2
Rolls-Royce Holdings PLC	3.1
Airbus SE	3.0
Mitsubishi Heavy Industries Ltd	3.0
39.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915763.101    2282-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series Emerging Markets Opportunities Fund Fidelity® Series Emerging Markets Opportunities Fund : FEMSX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Opportunities Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Opportunities Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$31,597,284,986
Number of Holdings	247
Portfolio Turnover	56%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.0
Financials	18.7
Consumer Discretionary	9.5
Industrials	7.1
Communication Services	7.0
Materials	6.4
Energy	3.5
Consumer Staples	2.9
Health Care	2.4
Utilities	2.0
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Preferred Stocks - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 24.8
China - 23.2
Korea (South) - 17.9
India - 9.8
Brazil - 5.4
South Africa - 3.6
United States - 3.4
Saudi Arabia - 2.2
Mexico - 2.2
Others - 7.5

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	17.6
Samsung Electronics Co Ltd	7.4
SK Hynix Inc	5.4
Tencent Holdings Ltd	3.9
Alibaba Group Holding Ltd	2.6
China Construction Bank Corp H Shares	2.2
Delta Electronics Inc	1.6
MediaTek Inc	1.2
HDFC Bank Ltd	1.2
Ping An Insurance Group Co of China Ltd H Shares	1.0
44.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915755.101    2117-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI International SMA Completion Fund Fidelity® SAI International SMA Completion Fund : FISZX

This semi-annual shareholder report contains information about Fidelity® SAI International SMA Completion Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International SMA Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,915,144,626
Number of Holdings	43
Portfolio Turnover	50%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.2
Information Technology	21.1
Financials	18.0
Health Care	7.8
Materials	7.4
Consumer Discretionary	7.0
Consumer Staples	4.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 89.4
Preferred Stocks - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 28.1
Korea (South) - 12.2
United States - 9.5
Germany - 7.8
Spain - 7.0
Italy - 6.7
Sweden - 5.2
Chile - 4.1
Ireland - 3.7
Others - 15.7

TOP HOLDINGS (% of Fund's net assets)
SK Hynix Inc	7.5
CaixaBank SA	7.0
Renesas Electronics Corp	6.2
Mitsubishi Heavy Industries Ltd	5.5
Samsung Electronics Co Ltd	4.7
Investor AB B Shares	4.7
Antofagasta PLC	4.1
Coca-Cola HBC AG	4.0
Kingspan Group PLC	3.7
ITOCHU Corp	3.1
50.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915809.101    3358-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable International Equity Fund Fidelity® Sustainable International Equity Fund : FSYRX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable International Equity Fund	$ 54	1.05%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.3
Industrials	22.6
Information Technology	15.4
Health Care	9.4
Consumer Discretionary	5.8
Utilities	5.4
Materials	3.2
Consumer Staples	2.4
Communication Services	2.4
Energy	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.7
United Kingdom - 13.7
Netherlands - 10.7
United States - 8.5
Spain - 4.7
Taiwan - 4.6
Germany - 4.6
Sweden - 4.4
France - 3.7
Others - 23.4

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.8
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Astrazeneca PLC	3.6
ITOCHU Corp	3.5
Schneider Electric SE	3.0
ING Groep NV	2.8
Koninklijke KPN NV	2.4
Sumitomo Mitsui Financial Group Inc	2.3
ORIX Corp	2.1
Hitachi Ltd	2.1
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915819.101    6462-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class I : FSQIX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	1.05%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.3
Industrials	22.6
Information Technology	15.4
Health Care	9.4
Consumer Discretionary	5.8
Utilities	5.4
Materials	3.2
Consumer Staples	2.4
Communication Services	2.4
Energy	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.7
United Kingdom - 13.7
Netherlands - 10.7
United States - 8.5
Spain - 4.7
Taiwan - 4.6
Germany - 4.6
Sweden - 4.4
France - 3.7
Others - 23.4

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.8
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Astrazeneca PLC	3.6
ITOCHU Corp	3.5
Schneider Electric SE	3.0
ING Groep NV	2.8
Koninklijke KPN NV	2.4
Sumitomo Mitsui Financial Group Inc	2.3
ORIX Corp	2.1
Hitachi Ltd	2.1
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915823.101    6466-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class C : FSYCX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 106	2.05%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.3
Industrials	22.6
Information Technology	15.4
Health Care	9.4
Consumer Discretionary	5.8
Utilities	5.4
Materials	3.2
Consumer Staples	2.4
Communication Services	2.4
Energy	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.7
United Kingdom - 13.7
Netherlands - 10.7
United States - 8.5
Spain - 4.7
Taiwan - 4.6
Germany - 4.6
Sweden - 4.4
France - 3.7
Others - 23.4

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.8
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Astrazeneca PLC	3.6
ITOCHU Corp	3.5
Schneider Electric SE	3.0
ING Groep NV	2.8
Koninklijke KPN NV	2.4
Sumitomo Mitsui Financial Group Inc	2.3
ORIX Corp	2.1
Hitachi Ltd	2.1
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915821.101    6464-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity® Sustainable Emerging Markets Equity Fund : FSYJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Emerging Markets Equity Fund	$ 69	1.25%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Financials	18.3
Consumer Discretionary	10.4
Industrials	9.4
Communication Services	5.5
Materials	4.1
Health Care	3.4
Consumer Staples	1.7
Utilities	1.4
Real Estate	1.1
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.1
International Equity Funds - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 26.0
Taiwan - 23.8
Korea (South) - 15.9
United States - 9.3
India - 5.9
Brazil - 4.6
South Africa - 2.9
Mexico - 2.1
Australia - 1.6
Others - 7.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.3
Samsung Electronics Co Ltd	6.8
SK Hynix Inc	4.6
iShares ESG Aware MSCI EM ETF	3.6
Tencent Holdings Ltd	3.4
Alibaba Group Holding Ltd	2.9
Delta Electronics Inc	2.6
China Construction Bank Corp H Shares	2.1
Anglogold Ashanti Plc	1.6
MediaTek Inc	1.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915825.101    6468-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series Overseas Fund Fidelity® Series Overseas Fund : FSOSX

This semi-annual shareholder report contains information about Fidelity® Series Overseas Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Overseas Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$17,590,233,963
Number of Holdings	80
Portfolio Turnover	80%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.0
Financials	23.3
Information Technology	13.5
Health Care	10.2
Materials	9.1
Consumer Staples	5.0
Consumer Discretionary	3.8
Utilities	3.5
Energy	1.8
Communication Services	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.1
United Kingdom - 16.3
United States - 13.8
Germany - 8.1
France - 7.6
Spain - 7.6
Netherlands - 6.1
Italy - 4.2
Taiwan - 2.6
Others - 13.6

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.3
Schneider Electric SE	2.9
Banco Santander SA	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Rolls-Royce Holdings PLC	2.6
Iberdrola SA	2.4
Allianz SE	2.4
Safran SA	2.3
CaixaBank SA	2.3
Roche Holding AG	2.3
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915811.101    3468-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Infrastructure Fund Fidelity® Infrastructure Fund : FNSTX

This semi-annual shareholder report contains information about Fidelity® Infrastructure Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Infrastructure Fund	$ 47	0.89%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$161,806,295
Number of Holdings	51
Portfolio Turnover	59%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Utilities	51.7
Industrials	17.3
Information Technology	16.9
Energy	6.2
Real Estate	2.6
Communication Services	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.1
Taiwan - 4.8
United Kingdom - 4.7
Germany - 2.1
Mexico - 1.9
Spain - 1.8
Canada - 1.6
Finland - 1.0

TOP HOLDINGS (% of Fund's net assets)
NRG Energy Inc	7.0
NVIDIA Corp	6.5
NextEra Energy Inc	5.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.8
Vistra Corp	4.6
American Electric Power Co Inc	4.1
Constellation Energy Corp	4.0
National Grid PLC	3.1
Sempra	2.9
Entergy Corp	2.8
45.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915812.101    3488-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z : FSZZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 60	1.10%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Financials	18.3
Consumer Discretionary	10.4
Industrials	9.4
Communication Services	5.5
Materials	4.1
Health Care	3.4
Consumer Staples	1.7
Utilities	1.4
Real Estate	1.1
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.1
International Equity Funds - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 26.0
Taiwan - 23.8
Korea (South) - 15.9
United States - 9.3
India - 5.9
Brazil - 4.6
South Africa - 2.9
Mexico - 2.1
Australia - 1.6
Others - 7.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.3
Samsung Electronics Co Ltd	6.8
SK Hynix Inc	4.6
iShares ESG Aware MSCI EM ETF	3.6
Tencent Holdings Ltd	3.4
Alibaba Group Holding Ltd	2.9
Delta Electronics Inc	2.6
China Construction Bank Corp H Shares	2.1
Anglogold Ashanti Plc	1.6
MediaTek Inc	1.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915830.101    6473-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund Fidelity® Series Sustainable Non-U.S. Developed Markets Fund : FNDMX

This semi-annual shareholder report contains information about Fidelity® Series Sustainable Non-U.S. Developed Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$35,191,870
Number of Holdings	366
Portfolio Turnover	64%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Industrials	22.3
Information Technology	12.1
Materials	8.1
Health Care	6.4
Consumer Discretionary	5.8
Energy	5.0
Consumer Staples	3.4
Utilities	1.9
Communication Services	1.8
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 16.3
Japan - 16.1
Canada - 13.7
United Kingdom - 11.9
France - 5.7
Germany - 5.4
Netherlands - 4.5
Spain - 3.7
Switzerland - 3.7
Others - 19.0

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	3.1
CRH PLC	2.0
Schneider Electric SE	1.7
BAE Systems PLC	1.7
Taiwan Semiconductor Manufacturing Co Ltd	1.7
Mitsubishi Heavy Industries Ltd	1.3
KBC Group NV	1.3
Franco-Nevada Corp	1.3
Banco Santander SA	1.3
National Bank of Canada	1.2
16.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915835.101    7318-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class Z : FSQZX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.90%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.3
Industrials	22.6
Information Technology	15.4
Health Care	9.4
Consumer Discretionary	5.8
Utilities	5.4
Materials	3.2
Consumer Staples	2.4
Communication Services	2.4
Energy	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.7
United Kingdom - 13.7
Netherlands - 10.7
United States - 8.5
Spain - 4.7
Taiwan - 4.6
Germany - 4.6
Sweden - 4.4
France - 3.7
Others - 23.4

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.8
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Astrazeneca PLC	3.6
ITOCHU Corp	3.5
Schneider Electric SE	3.0
ING Groep NV	2.8
Koninklijke KPN NV	2.4
Sumitomo Mitsui Financial Group Inc	2.3
ORIX Corp	2.1
Hitachi Ltd	2.1
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915824.101    6467-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class Z : FIQRX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.74%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%
What did the Fund invest in?
(as of April 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	37.1
Metals & Mining	29.9
Chemicals	15.0
Food Products	11.1
Paper & Forest Products	3.1
Energy Equipment & Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 54.2
Canada - 18.2
Australia - 8.5
Brazil - 6.0
China - 5.1
Finland - 2.3
Chile - 1.2
United Kingdom - 0.9
Norway - 0.8
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	8.2
Corteva Inc	7.9
Archer-Daniels-Midland Co	5.6
Bunge Global SA	5.5
Nutrien Ltd	4.9
BHP Group Ltd	3.9
Shell PLC	3.6
Chevron Corp	3.0
Imperial Oil Ltd	3.0
ConocoPhillips	2.6
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915761.101    3276-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI Sustainable Emerging Markets Equity Fund Fidelity® SAI Sustainable Emerging Markets Equity Fund : FSSGX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Emerging Markets Equity Fund	$ 52	0.95%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$121,975,188
Number of Holdings	133
Portfolio Turnover	109%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.3
Financials	18.5
Consumer Discretionary	10.3
Industrials	9.7
Communication Services	5.6
Materials	4.1
Health Care	3.4
Consumer Staples	1.7
Utilities	1.4
Real Estate	1.1
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.0
International Equity Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 26.1
Taiwan - 24.2
Korea (South) - 16.1
United States - 8.4
India - 5.9
Brazil - 4.6
South Africa - 2.9
Mexico - 2.2
Australia - 1.6
Others - 8.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.4
Samsung Electronics Co Ltd	6.8
SK Hynix Inc	4.6
Tencent Holdings Ltd	3.4
Alibaba Group Holding Ltd	2.9
Delta Electronics Inc	2.8
iShares ESG Aware MSCI EM ETF	2.6
China Construction Bank Corp H Shares	2.2
Anglogold Ashanti Plc	1.6
Bizlink Holding Inc	1.5
42.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915831.101    6548-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M : FSYNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 96	1.75%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Financials	18.3
Consumer Discretionary	10.4
Industrials	9.4
Communication Services	5.5
Materials	4.1
Health Care	3.4
Consumer Staples	1.7
Utilities	1.4
Real Estate	1.1
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.1
International Equity Funds - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 26.0
Taiwan - 23.8
Korea (South) - 15.9
United States - 9.3
India - 5.9
Brazil - 4.6
South Africa - 2.9
Mexico - 2.1
Australia - 1.6
Others - 7.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.3
Samsung Electronics Co Ltd	6.8
SK Hynix Inc	4.6
iShares ESG Aware MSCI EM ETF	3.6
Tencent Holdings Ltd	3.4
Alibaba Group Holding Ltd	2.9
Delta Electronics Inc	2.6
China Construction Bank Corp H Shares	2.1
Anglogold Ashanti Plc	1.6
MediaTek Inc	1.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915828.101    6471-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class M : FFGTX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	1.36%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%
What did the Fund invest in?
(as of April 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	37.1
Metals & Mining	29.9
Chemicals	15.0
Food Products	11.1
Paper & Forest Products	3.1
Energy Equipment & Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 54.2
Canada - 18.2
Australia - 8.5
Brazil - 6.0
China - 5.1
Finland - 2.3
Chile - 1.2
United Kingdom - 0.9
Norway - 0.8
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	8.2
Corteva Inc	7.9
Archer-Daniels-Midland Co	5.6
Bunge Global SA	5.5
Nutrien Ltd	4.9
BHP Group Ltd	3.9
Shell PLC	3.6
Chevron Corp	3.0
Imperial Oil Ltd	3.0
ConocoPhillips	2.6
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915759.101    2124-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series Sustainable Emerging Markets Fund Fidelity® Series Sustainable Emerging Markets Fund : FEMYX

This semi-annual shareholder report contains information about Fidelity® Series Sustainable Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Emerging Markets Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$21,355,706
Number of Holdings	207
Portfolio Turnover	90%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.2
Financials	21.4
Consumer Discretionary	8.7
Communication Services	6.0
Industrials	5.8
Materials	3.5
Health Care	2.7
Consumer Staples	2.6
Energy	2.2
Utilities	1.6
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 90.3
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 9.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 23.1
China - 20.8
Korea (South) - 17.7
United States - 10.2
India - 7.9
Brazil - 5.0
South Africa - 3.5
Mexico - 2.3
Saudi Arabia - 1.7
Others - 7.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.3
Samsung Electronics Co Ltd	7.0
SK Hynix Inc	5.3
Tencent Holdings Ltd	3.5
China Construction Bank Corp H Shares	2.4
Alibaba Group Holding Ltd	2.1
Delta Electronics Inc	2.0
HDFC Bank Ltd	1.4
Ping An Insurance Group Co of China Ltd H Shares	1.2
MediaTek Inc	1.1
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915834.101    7317-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I : FSZIX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	1.25%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Financials	18.3
Consumer Discretionary	10.4
Industrials	9.4
Communication Services	5.5
Materials	4.1
Health Care	3.4
Consumer Staples	1.7
Utilities	1.4
Real Estate	1.1
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.1
International Equity Funds - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 26.0
Taiwan - 23.8
Korea (South) - 15.9
United States - 9.3
India - 5.9
Brazil - 4.6
South Africa - 2.9
Mexico - 2.1
Australia - 1.6
Others - 7.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.3
Samsung Electronics Co Ltd	6.8
SK Hynix Inc	4.6
iShares ESG Aware MSCI EM ETF	3.6
Tencent Holdings Ltd	3.4
Alibaba Group Holding Ltd	2.9
Delta Electronics Inc	2.6
China Construction Bank Corp H Shares	2.1
Anglogold Ashanti Plc	1.6
MediaTek Inc	1.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915829.101    6472-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A : FSWAX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	1.50%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Financials	18.3
Consumer Discretionary	10.4
Industrials	9.4
Communication Services	5.5
Materials	4.1
Health Care	3.4
Consumer Staples	1.7
Utilities	1.4
Real Estate	1.1
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.1
International Equity Funds - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 26.0
Taiwan - 23.8
Korea (South) - 15.9
United States - 9.3
India - 5.9
Brazil - 4.6
South Africa - 2.9
Mexico - 2.1
Australia - 1.6
Others - 7.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.3
Samsung Electronics Co Ltd	6.8
SK Hynix Inc	4.6
iShares ESG Aware MSCI EM ETF	3.6
Tencent Holdings Ltd	3.4
Alibaba Group Holding Ltd	2.9
Delta Electronics Inc	2.6
China Construction Bank Corp H Shares	2.1
Anglogold Ashanti Plc	1.6
MediaTek Inc	1.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915826.101    6469-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series International Small Cap Fund Fidelity® Series International Small Cap Fund : FSTSX

This semi-annual shareholder report contains information about Fidelity® Series International Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Small Cap Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,215,599,940
Number of Holdings	202
Portfolio Turnover	42%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	34.6
Information Technology	14.9
Consumer Discretionary	14.3
Financials	9.9
Materials	7.3
Consumer Staples	4.0
Real Estate	3.8
Health Care	3.7
Energy	2.7
Communication Services	1.9
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 28.6
United Kingdom - 16.9
Sweden - 11.3
Netherlands - 6.0
United States - 5.9
Canada - 3.8
France - 3.8
Italy - 3.2
Australia - 3.1
Others - 17.4

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	3.3
AddTech AB B Shares	3.0
Games Workshop Group PLC	3.0
BE Semiconductor Industries NV	2.5
Aalberts NV	2.4
KBC Ancora	2.4
Interpump Group SpA	2.3
Azbil Corp	2.3
Howden Joinery Group PLC	2.1
InterContinental Hotels Group PLC ADR	1.9
25.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915765.101    2284-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class C : FCGCX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 108	1.86%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%
What did the Fund invest in?
(as of April 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	37.1
Metals & Mining	29.9
Chemicals	15.0
Food Products	11.1
Paper & Forest Products	3.1
Energy Equipment & Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 54.2
Canada - 18.2
Australia - 8.5
Brazil - 6.0
China - 5.1
Finland - 2.3
Chile - 1.2
United Kingdom - 0.9
Norway - 0.8
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	8.2
Corteva Inc	7.9
Archer-Daniels-Midland Co	5.6
Bunge Global SA	5.5
Nutrien Ltd	4.9
BHP Group Ltd	3.9
Shell PLC	3.6
Chevron Corp	3.0
Imperial Oil Ltd	3.0
ConocoPhillips	2.6
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915758.101    2123-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series Select International Small Cap Fund Fidelity® Series Select International Small Cap Fund : FSSJX

This semi-annual shareholder report contains information about Fidelity® Series Select International Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Select International Small Cap Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$279,392,250
Number of Holdings	191
Portfolio Turnover	22%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.9
Materials	13.0
Financials	12.7
Consumer Discretionary	10.9
Information Technology	9.8
Real Estate	7.8
Health Care	6.0
Energy	4.6
Consumer Staples	4.4
Communication Services	4.1
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 38.3
United Kingdom - 12.0
Australia - 7.5
Spain - 4.9
Sweden - 4.2
France - 3.6
Germany - 3.5
Italy - 3.2
Israel - 3.2
Others - 19.6

TOP HOLDINGS (% of Fund's net assets)
Nova Ltd (Israel)	1.3
Hokuhoku Financial Group Inc	1.3
Resonac Holdings Corp	1.3
Zegona Communications plc	1.2
AT&S Austria Technologie & Systemtechnik AG	1.2
Bezeq The Israeli Telecommunication Corp Ltd	1.1
SWCC Corp	1.1
Suruga Bank Ltd	1.0
Vallourec SACA	1.0
Bankinter SA	1.0
11.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915833.101    6955-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class I : FFGIX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.86%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%
What did the Fund invest in?
(as of April 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	37.1
Metals & Mining	29.9
Chemicals	15.0
Food Products	11.1
Paper & Forest Products	3.1
Energy Equipment & Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 54.2
Canada - 18.2
Australia - 8.5
Brazil - 6.0
China - 5.1
Finland - 2.3
Chile - 1.2
United Kingdom - 0.9
Norway - 0.8
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	8.2
Corteva Inc	7.9
Archer-Daniels-Midland Co	5.6
Bunge Global SA	5.5
Nutrien Ltd	4.9
BHP Group Ltd	3.9
Shell PLC	3.6
Chevron Corp	3.0
Imperial Oil Ltd	3.0
ConocoPhillips	2.6
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915760.101    2125-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class M : FSYMX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 80	1.55%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.3
Industrials	22.6
Information Technology	15.4
Health Care	9.4
Consumer Discretionary	5.8
Utilities	5.4
Materials	3.2
Consumer Staples	2.4
Communication Services	2.4
Energy	0.9
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.7
United Kingdom - 13.7
Netherlands - 10.7
United States - 8.5
Spain - 4.7
Taiwan - 4.6
Germany - 4.6
Sweden - 4.4
France - 3.7
Others - 23.4

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.8
Taiwan Semiconductor Manufacturing Co Ltd	4.2
Astrazeneca PLC	3.6
ITOCHU Corp	3.5
Schneider Electric SE	3.0
ING Groep NV	2.8
Koninklijke KPN NV	2.4
Sumitomo Mitsui Financial Group Inc	2.3
ORIX Corp	2.1
Hitachi Ltd	2.1
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915822.101    6465-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series Emerging Markets Fund Fidelity® Series Emerging Markets Fund : FHKFX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,879,066,995
Number of Holdings	144
Portfolio Turnover	97%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.7
Financials	18.1
Industrials	8.8
Consumer Discretionary	8.8
Communication Services	6.1
Materials	5.3
Energy	3.0
Health Care	3.0
Consumer Staples	2.4
Utilities	2.2
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.9
International Equity Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 23.9
Taiwan - 23.6
Korea (South) - 17.1
India - 8.0
United States - 7.4
Brazil - 5.0
Mexico - 3.0
South Africa - 3.0
Saudi Arabia - 1.5
Others - 7.5

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	15.1
Samsung Electronics Co Ltd	6.8
SK Hynix Inc	4.3
Tencent Holdings Ltd	3.5
iShares Core MSCI Emerging Markets ETF	3.1
Alibaba Group Holding Ltd	2.4
Delta Electronics Inc	2.0
MediaTek Inc	1.5
China Construction Bank Corp H Shares	1.4
Anglogold Ashanti Plc	1.4
41.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915800.101    3225-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series Canada Fund Fidelity® Series Canada Fund : FCNSX

This semi-annual shareholder report contains information about Fidelity® Series Canada Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Canada Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$10,165,357,934
Number of Holdings	70
Portfolio Turnover	26%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	31.4
Energy	18.6
Materials	15.7
Industrials	11.7
Consumer Discretionary	7.1
Consumer Staples	7.0
Information Technology	6.8
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 90.1
United States - 4.4
Brazil - 3.3
Chile - 1.4
Zambia - 0.8

TOP HOLDINGS (% of Fund's net assets)
Toronto Dominion Bank	6.1
Canadian Natural Resources Ltd	5.8
Bank of Montreal	5.0
Suncor Energy Inc	4.8
Franco-Nevada Corp	4.7
Royal Bank of Canada	4.7
Canadian Pacific Kansas City Ltd	4.5
Alimentation Couche-Tard Inc	4.1
Shopify Inc Class A	4.1
National Bank of Canada	3.8
47.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915796.101    3036-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Commodity Stock Fund Fidelity® Global Commodity Stock Fund : FFGCX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Commodity Stock Fund	$ 47	0.81%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%
What did the Fund invest in?
(as of April 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	37.1
Metals & Mining	29.9
Chemicals	15.0
Food Products	11.1
Paper & Forest Products	3.1
Energy Equipment & Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 54.2
Canada - 18.2
Australia - 8.5
Brazil - 6.0
China - 5.1
Finland - 2.3
Chile - 1.2
United Kingdom - 0.9
Norway - 0.8
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	8.2
Corteva Inc	7.9
Archer-Daniels-Midland Co	5.6
Bunge Global SA	5.5
Nutrien Ltd	4.9
BHP Group Ltd	3.9
Shell PLC	3.6
Chevron Corp	3.0
Imperial Oil Ltd	3.0
ConocoPhillips	2.6
48.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915756.101    2120-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C : FSYKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	2.25%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.9
Financials	18.3
Consumer Discretionary	10.4
Industrials	9.4
Communication Services	5.5
Materials	4.1
Health Care	3.4
Consumer Staples	1.7
Utilities	1.4
Real Estate	1.1
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.1
International Equity Funds - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 26.0
Taiwan - 23.8
Korea (South) - 15.9
United States - 9.3
India - 5.9
Brazil - 4.6
South Africa - 2.9
Mexico - 2.1
Australia - 1.6
Others - 7.9

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.3
Samsung Electronics Co Ltd	6.8
SK Hynix Inc	4.6
iShares ESG Aware MSCI EM ETF	3.6
Tencent Holdings Ltd	3.4
Alibaba Group Holding Ltd	2.9
Delta Electronics Inc	2.6
China Construction Bank Corp H Shares	2.1
Anglogold Ashanti Plc	1.6
MediaTek Inc	1.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915827.101    6470-TSRS-0626

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Sustainable Emerging Markets Equity Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Emerging Markets Equity Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 91.1%
	Shares	Value ($)
AUSTRALIA - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Anglogold Ashanti Plc	5,605	525,357
BRAZIL - 4.6%
Consumer Discretionary - 0.9%
Household Durables - 0.2%
Cury Construtora e Incorporadora SA	12,883	78,206
Specialty Retail - 0.7%
Vibra Energia SA	31,011	208,544
TOTAL CONSUMER DISCRETIONARY		286,750
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Raia Drogasil SA	26,119	115,726
Financials - 1.4%
Banks - 0.9%
Itau Unibanco Holding SA	27,461	239,517
NU Holdings Ltd/Cayman Islands Class A (a)	3,137	45,424
		284,941
Capital Markets - 0.4%
Banco BTG Pactual SA unit	10,125	121,333
Financial Services - 0.1%
StoneCo Ltd Class A	5,304	58,238
TOTAL FINANCIALS		464,512
Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	21,115	195,765
Utilities - 1.4%
Electric Utilities - 1.0%
Axia Energia SA	24,445	306,316
Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	21,985	147,179
TOTAL UTILITIES		453,495
TOTAL BRAZIL		1,516,248
CHINA - 26.0%
Communication Services - 4.1%
Entertainment - 0.4%
Netease Inc	1,603	37,525
Netease Inc ADR	758	89,073
		126,598
Interactive Media & Services - 3.7%
Baidu Inc A Shares (a)	5,841	92,235
Tencent Holdings Ltd	18,721	1,136,969
		1,229,204
TOTAL COMMUNICATION SERVICES		1,355,802
Consumer Discretionary - 7.4%
Automobile Components - 0.4%
Ningbo Joyson Electronic Corp H Shares	54,526	117,160
Automobiles - 1.2%
BYD Co Ltd H Shares	30,123	400,701
Broadline Retail - 3.2%
Alibaba Group Holding Ltd	56,572	932,364
Alibaba Group Holding Ltd ADR	416	54,862
JD.com Inc A Shares	3,199	48,465
		1,035,691
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc ADR	2,070	113,208
Hotels, Restaurants & Leisure - 2.3%
H World Group Ltd ADR	7,048	363,959
Luckin Coffee Inc ADR (a)	1,517	53,095
Meituan B Shares (a)(b)(c)	6,033	64,910
Trip.com Group Ltd ADR (a)	3,329	180,465
Yum China Holdings Inc	2,086	101,067
		763,496
TOTAL CONSUMER DISCRETIONARY		2,430,256
Consumer Staples - 0.7%
Beverages - 0.5%
Eastroc Beverage Group Co Ltd A Shares (China)	2,100	62,748
Kweichow Moutai Co Ltd A Shares (China)	575	116,642
		179,390
Personal Care Products - 0.2%
Mao Geping Cosmetics Co LTD H Shares	6,742	62,259
TOTAL CONSUMER STAPLES		241,649
Financials - 5.2%
Banks - 2.6%
China Construction Bank Corp H Shares	623,929	704,291
China Merchants Bank Co Ltd H Shares	6,958	42,114
Industrial & Commercial Bank of China Ltd H Shares	128,891	116,124
		862,529
Insurance - 2.6%
China Life Insurance Co Ltd H Shares	41,852	154,394
China Pacific Insurance Group Co Ltd H Shares	17,370	75,826
People's Insurance Co Group of China Ltd/The H Shares	40,956	28,023
PICC Property & Casualty Co Ltd H Shares	102,000	184,249
Ping An Insurance Group Co of China Ltd H Shares	50,438	409,966
		852,458
TOTAL FINANCIALS		1,714,987
Health Care - 2.3%
Biotechnology - 0.6%
Innovent Biologics Inc (a)(b)(c)	6,518	76,114
Zai Lab Ltd ADR (a)	6,052	130,965
		207,079
Life Sciences Tools & Services - 0.9%
Wuxi Apptec Co Ltd H Shares (b)(c)	16,388	287,903
Pharmaceuticals - 0.8%
Consun Pharmaceutical Group Ltd	56,289	116,639
Hansoh Pharmaceutical Group Co Ltd (b)(c)	28,141	134,786
		251,425
TOTAL HEALTH CARE		746,407
Industrials - 3.5%
Electrical Equipment - 1.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	4,764	306,054
Ningbo Deye Technology Co Ltd A Shares (China)	6,166	136,610
Sieyuan Electric Co Ltd A Shares (China)	2,600	74,516
		517,180
Machinery - 1.9%
Airtac International Group	3,654	171,148
Huaming Power Equipment Co Ltd A Shares (China)	26,945	97,082
UBTech Robotics Corp Ltd H Shares (a)	3,119	42,761
Weichai Power Co Ltd H Shares	65,988	328,019
		639,010
TOTAL INDUSTRIALS		1,156,190
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
Victory Giant Technology Huizhou Co Ltd H Shares	200	8,205
Semiconductors & Semiconductor Equipment - 0.8%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	1,766	65,185
Montage Technology Co Ltd A Shares (China)	7,213	185,380
		250,565
Technology Hardware, Storage & Peripherals - 0.3%
Xiaomi Corp B Shares (a)(b)(c)	26,231	98,424
TOTAL INFORMATION TECHNOLOGY		357,194
Materials - 1.5%
Metals & Mining - 1.5%
MMG Ltd (a)	175,406	189,243
Zijin Mining Group Co Ltd H Shares	65,626	304,767
TOTAL MATERIALS		494,010
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Resources Mixc Lifestyle Services Ltd (b)(c)	12,316	74,383
TOTAL CHINA		8,570,878
GREECE - 1.0%
Financials - 1.0%
Banks - 1.0%
Eurobank SA	24,912	107,596
National Bank of Greece SA	13,379	210,803

TOTAL GREECE		318,399
HUNGARY - 1.0%
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	2,154	288,781
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	768	32,349
TOTAL HUNGARY		321,130
INDIA - 5.9%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd	14,187	283,608
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Mahindra & Mahindra Ltd	1,214	39,817
Broadline Retail - 0.2%
Meesho	23,265	47,708
TOTAL CONSUMER DISCRETIONARY		87,525
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Reliance Industries Ltd	18,475	280,210
Financials - 3.2%
Banks - 2.8%
Axis Bank Ltd	6,867	92,107
HDFC Bank Ltd	47,061	384,931
HDFC Bank Ltd ADR	1,250	31,762
ICICI Bank Ltd	21,610	289,982
State Bank of India	11,927	134,912
		933,694
Capital Markets - 0.1%
HDFC Asset Management Co Ltd (b)(c)	1,143	32,798
Consumer Finance - 0.3%
Bajaj Finance Ltd	8,851	87,917
TOTAL FINANCIALS		1,054,409
Industrials - 0.6%
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	4,655	197,752
Information Technology - 0.1%
IT Services - 0.1%
Tata Consultancy Services Ltd	2,442	64,086
TOTAL INDIA		1,967,590
INDONESIA - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	225,703	36,921
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	117,609	39,874
TOTAL INDONESIA		76,795
KOREA (SOUTH) - 15.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
KT Corp	590	24,463
Entertainment - 0.3%
HYBE Co Ltd	575	103,692
TOTAL COMMUNICATION SERVICES		128,155
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Hyundai Motor Co	408	148,833
Kia Corp	1,426	148,024
TOTAL CONSUMER DISCRETIONARY		296,857
Consumer Staples - 0.3%
Personal Care Products - 0.3%
APR Corp/Korea	356	102,879
Financials - 1.5%
Banks - 1.5%
KB Financial Group Inc	1,733	190,991
Shinhan Financial Group Co Ltd	2,920	199,566
Woori Financial Group Inc	4,126	94,694
TOTAL FINANCIALS		485,251
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (a)(b)(c)	115	115,396
Industrials - 1.1%
Electrical Equipment - 0.9%
LS Electric Co Ltd	1,505	290,885
Machinery - 0.2%
Samsung Heavy Industries Co Ltd (a)	3,979	88,206
TOTAL INDUSTRIALS		379,091
Information Technology - 11.4%
Semiconductors & Semiconductor Equipment - 4.6%
SK Hynix Inc	1,689	1,515,866
Technology Hardware, Storage & Peripherals - 6.8%
Samsung Electronics Co Ltd	14,833	2,248,005
TOTAL INFORMATION TECHNOLOGY		3,763,871
TOTAL KOREA (SOUTH)		5,271,500
MALAYSIA - 0.1%
Financials - 0.1%
Banks - 0.1%
CIMB Group Holdings Bhd	15,010	28,998
MEXICO - 2.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Fomento Economico Mexicano SAB de CV ADR	362	42,802
Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	20,679	224,541
Regional SAB de CV	5,032	42,403
TOTAL FINANCIALS		266,944
Health Care - 0.2%
Pharmaceuticals - 0.2%
Genomma Lab Internacional SAB de CV	52,870	49,878
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	6,991	92,780
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	9,842	121,057
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Corp Inmobiliaria Vesta SAB de CV ADR	3,828	136,277
TOTAL MEXICO		709,738
PERU - 0.5%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	525	170,189
PHILIPPINES - 0.7%
Industrials - 0.7%
Transportation Infrastructure - 0.7%
International Container Terminal Services Inc	19,849	230,583
POLAND - 0.8%
Financials - 0.5%
Banks - 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	5,856	152,894
Industrials - 0.3%
Professional Services - 0.3%
Benefit Systems SA (a)	113	124,697
TOTAL POLAND		277,591
SAUDI ARABIA - 1.2%
Financials - 1.2%
Banks - 1.2%
Al Rajhi Bank	11,711	214,049
Saudi National Bank/The	17,074	178,820

TOTAL SAUDI ARABIA		392,869
SINGAPORE - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (a)	898	76,222
SOUTH AFRICA - 2.9%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Naspers Ltd Class N	4,550	246,382
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Shoprite Holdings Ltd	8,490	143,098
Financials - 1.2%
Banks - 0.9%
Capitec Bank Holdings Ltd	657	170,592
Standard Bank Group Ltd	4,572	87,965
		258,557
Financial Services - 0.3%
FirstRand Ltd	20,899	110,696
TOTAL FINANCIALS		369,253
Materials - 0.6%
Chemicals - 0.6%
Sasol Ltd (a)	13,469	187,213
TOTAL SOUTH AFRICA		945,946
TAIWAN - 23.8%
Financials - 0.1%
Banks - 0.1%
E.Sun Financial Holding Co Ltd	42,886	43,410
Industrials - 1.4%
Electrical Equipment - 1.4%
Bizlink Holding Inc	5,238	471,833
Information Technology - 22.3%
Communications Equipment - 0.3%
Accton Technology Corp	1,371	100,727
Electronic Equipment, Instruments & Components - 4.6%
Chroma ATE Inc	2,063	141,414
Delta Electronics Inc	12,175	856,495
Elite Material Co Ltd	2,597	388,197
Hon Hai Precision Industry Co Ltd	8,565	60,704
Yageo Corp	7,182	73,458
		1,520,268
Semiconductors & Semiconductor Equipment - 17.4%
ASE Technology Holding Co Ltd	28,881	454,140
eMemory Technology Inc	440	55,900
MediaTek Inc	5,913	495,198
Taiwan Semiconductor Manufacturing Co Ltd	68,185	4,748,592
		5,753,830
TOTAL INFORMATION TECHNOLOGY		7,374,825
TOTAL TAIWAN		7,890,068
THAILAND - 0.7%
Financials - 0.4%
Banks - 0.4%
Kasikornbank PCL	21,767	130,781
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bumrungrad Hospital Pcl	6,750	37,460
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Airports of Thailand PCL	39,530	62,579
TOTAL THAILAND		230,820
TURKEY - 0.7%
Industrials - 0.7%
Aerospace & Defense - 0.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	25,225	234,610
UNITED ARAB EMIRATES - 0.8%
Energy - 0.1%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	33,610	51,791
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	20,399	76,640
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC	26,177	54,946
Emaar Properties PJSC	29,799	95,731
TOTAL REAL ESTATE		150,677
TOTAL UNITED ARAB EMIRATES		279,108
UNITED STATES - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BeOne Medicines Ltd H Shares (a)	5,150	116,901
TOTAL COMMON STOCKS (Cost $23,366,252)		30,151,540

International Equity Funds - 3.6%
	Shares	Value ($)
iShares ESG Aware MSCI EM ETF (Cost $1,145,766)	23,510	1,202,301

Money Market Funds - 5.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $1,837,662)	3.69	1,837,294	1,837,662

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $26,349,680)	33,191,503
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(82,839)
NET ASSETS - 100.0%	33,108,664

Currency Abbreviations
THB	-	Thai Baht
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $884,714 or 2.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $884,714 or 2.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	814,548	9,670,997	8,647,888	16,637	5	-	1,837,662	1,837,294	0.0%
Total	814,548	9,670,997	8,647,888	16,637	5	-	1,837,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,804,486	89,073	1,715,413	-
Consumer Discretionary	3,423,992	1,229,628	2,194,364	-
Consumer Staples	646,154	301,626	344,528	-
Energy	332,001	51,791	280,210	-
Financials	5,998,191	2,532,243	3,465,948	-
Health Care	1,098,391	213,192	885,199	-
Industrials	3,145,880	647,852	2,498,028	-
Information Technology	11,559,976	-	11,559,976	-
Materials	1,327,637	646,414	681,223	-
Real Estate	361,337	286,954	74,383	-
Utilities	453,495	453,495	-	-

International Equity Funds	1,202,301	1,202,301	-	-

Money Market Funds	1,837,662	1,837,662	-	-
Total Investments in Securities:	33,191,503	9,492,231	23,699,272	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $24,512,018)	$31,353,841
Fidelity Central Funds (cost $1,837,662)	1,837,662

Total Investment in Securities (cost $26,349,680)		$33,191,503
Cash		9,636
Foreign currency held at value (cost $2,665)		2,666
Receivable for investments sold		473,184
Receivable for fund shares sold		106,713
Dividends receivable		49,634
Distributions receivable from Fidelity Central Funds		3,540
Prepaid expenses		2
Receivable from investment adviser for expense reductions		9,820
Other receivables		867
Total assets		33,847,565
Liabilities
Payable for investments purchased	$614,496
Payable for fund shares redeemed	50,904
Accrued management fee	23,231
Distribution and service plan fees payable	880
Audit fee payable	35,454
Other payables and accrued expenses	13,936
Total liabilities		738,901
Net Assets		$33,108,664
Net Assets consist of:
Paid in capital		$26,201,830
Total accumulated earnings (loss)		6,906,834
Net Assets		$33,108,664

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,408,373 ÷ 99,067 shares)(a)		$14.22
Maximum offering price per share (100/94.25 of $14.22)		$15.09
Class M :
Net Asset Value and redemption price per share ($470,134 ÷ 33,113 shares)(a)		$14.20
Maximum offering price per share (100/96.50 of $14.20)		$14.72
Class C :
Net Asset Value and offering price per share ($523,690 ÷ 37,081 shares)(a)		$14.12
Fidelity Sustainable Emerging Markets Equity Fund :
Net Asset Value, offering price and redemption price per share ($28,890,369 ÷ 2,029,242 shares)		$14.24
Class I :
Net Asset Value, offering price and redemption price per share ($546,652 ÷ 38,378 shares)		$14.24
Class Z :
Net Asset Value, offering price and redemption price per share ($1,269,446 ÷ 88,739 shares)		$14.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$213,450
Income from Fidelity Central Funds		16,637
Income before foreign taxes withheld		$230,087
Less foreign taxes withheld		(19,147)
Total income		210,940
Expenses
Management fee
Basic fee	$99,099
Performance adjustment	2,482
Distribution and service plan fees	4,468
Custodian fees and expenses	34,430
Independent trustees' fees and expenses	25
Registration fees	82,604
Audit fees	57,990
Legal	18
Miscellaneous	19
Total expenses before reductions	281,135
Expense reductions	(140,858)
Total expenses after reductions		140,277
Net Investment income (loss)		70,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	460,757
Fidelity Central Funds	5
Foreign currency transactions	(4,957)
Futures contracts	(9,885)
Total net realized gain (loss)		445,920
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $30,559)	4,062,754
Assets and liabilities in foreign currencies	734
Total change in net unrealized appreciation (depreciation)		4,063,488
Net gain (loss)		4,509,408
Net increase (decrease) in net assets resulting from operations		$4,580,071
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,663	$73,073
Net realized gain (loss)	445,920	177,160
Change in net unrealized appreciation (depreciation)	4,063,488	2,187,241
Net increase (decrease) in net assets resulting from operations	4,580,071	2,437,474
Distributions to shareholders	(154,227)	(76,282)

Share transactions - net increase (decrease)	15,036,496	4,868,913
Total increase (decrease) in net assets	19,462,340	7,230,105

Net Assets
Beginning of period	13,646,324	6,416,219
End of period	$33,108,664	$13,646,324

Financial Highlights
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$9.10	$7.36	$6.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.07	.09	.08	.03
Net realized and unrealized gain (loss)	2.45	2.76	1.77	.77	(3.48)
Total from investment operations	2.48	2.83	1.86	.85	(3.45)
Distributions from net investment income	(.10)	(.09)	(.12)	(.04)	-
Total distributions	(.10)	(.09)	(.12)	(.04)	-
Net asset value, end of period	$14.22	$11.84	$9.10	$7.36	$6.55
Total Return D,E,F	21.17%	31.37%	25.58%	12.93%	(34.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.86% I	3.94%	4.98%	6.44%	8.77% I,J
Expenses net of fee waivers, if any	1.50 % I	1.50%	1.50%	1.49%	1.57% I
Expenses net of all reductions, if any	1.49% I	1.49%	1.49%	1.48%	1.56% I
Net investment income (loss)	.43% I	.73%	1.01%	1.06%	.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,408	$727	$308	$224	$164
Portfolio turnover rate K	145 % I	94%	108%	119%	84% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.81	$9.08	$7.35	$6.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.05	.06	.06	.01
Net realized and unrealized gain (loss)	2.45	2.75	1.77	.77	(3.47)
Total from investment operations	2.46	2.80	1.83	.83	(3.46)
Distributions from net investment income	(.07)	(.07)	(.10)	(.02)	-
Total distributions	(.07)	(.07)	(.10)	(.02)	-
Net asset value, end of period	$14.20	$11.81	$9.08	$7.35	$6.54
Total Return D,E,F	21.00%	31.12%	25.18%	12.65%	(34.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.28% I	4.27%	5.14%	6.57%	9.01% I,J
Expenses net of fee waivers, if any	1.75 % I	1.75%	1.75%	1.74%	1.82% I
Expenses net of all reductions, if any	1.75% I	1.74%	1.74%	1.73%	1.82% I
Net investment income (loss)	.17% I	.48%	.76%	.81%	.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$470	$361	$245	$184	$164
Portfolio turnover rate K	145 % I	94%	108%	119%	84% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$9.03	$7.30	$6.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	- D	.02	.02	(.01)
Net realized and unrealized gain (loss)	2.43	2.74	1.77	.76	(3.47)
Total from investment operations	2.41	2.74	1.79	.78	(3.48)
Distributions from net investment income	(.03)	(.03)	(.06)	-	-
Total distributions	(.03)	(.03)	(.06)	-	-
Net asset value, end of period	$14.12	$11.74	$9.03	$7.30	$6.52
Total Return E,F,G	20.63%	30.41%	24.71%	11.96%	(34.80)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	3.70% J	4.81%	5.70%	7.07%	9.51% J,K
Expenses net of fee waivers, if any	2.25 % J	2.25%	2.25%	2.25%	2.32% J
Expenses net of all reductions, if any	2.24% J	2.24%	2.24%	2.24%	2.32% J
Net investment income (loss)	(.32)% J	(.02)%	.26%	.31%	(.24)% J
Supplemental Data
Net assets, end of period (000 omitted)	$524	$311	$231	$185	$163
Portfolio turnover rate L	145 % J	94%	108%	119%	84% J

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Emerging Markets Equity Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$9.12	$7.38	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.10	.11	.10	.05
Net realized and unrealized gain (loss)	2.46	2.76	1.77	.76	(3.48)
Total from investment operations	2.50	2.86	1.88	.86	(3.43)
Distributions from net investment income	(.12)	(.12)	(.14)	(.05)	-
Total distributions	(.12)	(.12)	(.14)	(.05)	-
Net asset value, end of period	$14.24	$11.86	$9.12	$7.38	$6.57
Total Return D,E	21.31%	31.73%	25.84%	13.11%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.50% H	3.60%	4.63%	6.16%	8.07% H,I
Expenses net of fee waivers, if any	1.25 % H	1.25%	1.25%	1.25%	1.25% H
Expenses net of all reductions, if any	1.24% H	1.24%	1.24%	1.24%	1.25% H
Net investment income (loss)	.68% H	.98%	1.26%	1.31%	.83% H
Supplemental Data
Net assets, end of period (000 omitted)	$28,890	$11,180	$4,724	$2,947	$2,082
Portfolio turnover rate J	145 % H	94%	108%	119%	84% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$9.12	$7.38	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.09	.11	.10	.04
Net realized and unrealized gain (loss)	2.46	2.76	1.77	.76	(3.47)
Total from investment operations	2.50	2.85	1.88	.86	(3.43)
Distributions from net investment income	(.12)	(.11)	(.14)	(.05)	-
Total distributions	(.12)	(.11)	(.14)	(.05)	-
Net asset value, end of period	$14.24	$11.86	$9.12	$7.38	$6.57
Total Return D,E	21.31%	31.68%	25.84%	13.11%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.68% H	3.78%	4.70%	6.00%	8.50% H,I
Expenses net of fee waivers, if any	1.25 % H	1.25%	1.25%	1.24%	1.31% H
Expenses net of all reductions, if any	1.25% H	1.24%	1.24%	1.23%	1.31% H
Net investment income (loss)	.68% H	.97%	1.26%	1.31%	.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$547	$345	$256	$201	$164
Portfolio turnover rate J	145 % H	94%	108%	119%	84% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$9.16	$7.40	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.11	.12	.11	.05
Net realized and unrealized gain (loss)	2.47	2.77	1.78	.77	(3.48)
Total from investment operations	2.52	2.88	1.90	.88	(3.43)
Distributions from net investment income	(.12)	(.13)	(.14)	(.05)	-
Total distributions	(.12)	(.13)	(.14)	(.05)	-
Net asset value, end of period	$14.31	$11.91	$9.16	$7.40	$6.57
Total Return D,E	21.41%	31.88%	26.04%	13.42%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.45% H	3.86%	4.45%	5.87%	8.23% H,I
Expenses net of fee waivers, if any	1.10 % H	1.10%	1.10%	1.09%	1.15% H
Expenses net of all reductions, if any	1.10% H	1.09%	1.09%	1.09%	1.15% H
Net investment income (loss)	.83% H	1.12%	1.41%	1.46%	.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,269	$722	$653	$390	$276
Portfolio turnover rate J	145 % H	94%	108%	119%	84% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Emerging Markets Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,745,241
Gross unrealized depreciation	(1,089,244)
Net unrealized appreciation (depreciation)	$6,655,997
Tax cost	$26,535,506

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(289,467)
Total capital loss carryforward	$(289,467)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Emerging Markets Equity Fund	29,069,732	15,419,660
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.98
Class M	.90
Class C	.90
Fidelity Sustainable Emerging Markets Equity Fund	.98
Class I	.90
Class Z	.83

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.95
Class M	.90
Class C	.90
Fidelity Sustainable Emerging Markets Equity Fund	.90
Class I	.90
Class Z	.83

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Sustainable Emerging Markets Equity Fund	MSCI Emerging Markets Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable Emerging Markets Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .02%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	1,307	417
Class M	.25%	.25%	1,010	806
Class C	.75%	.25%	2,151	1,649
			4,468	2,872

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,114
Class M	49
Class CA	9
1,172

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable Emerging Markets Equity Fund	50

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Emerging Markets Equity Fund	532,869	166,672	6,538
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Sustainable Emerging Markets Equity Fund	12
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.50%	7,179
Class M	1.75%	3,098
Class C	2.25%	3,124
Fidelity Sustainable Emerging Markets Equity Fund	1.25%	117,989
Class I	1.25%	2,906
Class Z	1.10%	6,398
		140,694

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $164.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Sustainable Emerging Markets Equity Fund
Distributions to shareholders
Class A	$6,882	$2,849
Class M	2,315	1,942
Class C	1,083	691
Fidelity Sustainable Emerging Markets Equity Fund	133,244	58,746
Class I	3,460	3,004
Class Z	7,243	9,050
Total	$154,227	$76,282
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Sustainable Emerging Markets Equity Fund
Class A
Shares sold	50,821	28,341	$649,965	$315,160
Reinvestment of distributions	598	320	6,882	2,849
Shares redeemed	(13,766)	(1,047)	(171,442)	(9,952)
Net increase (decrease)	37,653	27,614	$485,405	$308,057
Class M
Shares sold	2,607	3,405	$32,132	$36,856
Reinvestment of distributions	201	218	2,315	1,942
Shares redeemed	(239)	(9)	(3,013)	(79)
Net increase (decrease)	2,569	3,614	$31,434	$38,719
Class C
Shares sold	10,923	865	$134,352	$10,033
Reinvestment of distributions	94	78	1,083	691
Shares redeemed	(454)	-	(6,050)	-
Net increase (decrease)	10,563	943	$129,385	$10,724
Fidelity Sustainable Emerging Markets Equity Fund
Shares sold	1,525,757	649,081	$19,511,406	$6,850,413
Reinvestment of distributions	11,052	6,287	127,192	55,888
Shares redeemed	(450,381)	(230,484)	(5,727,071)	(2,307,527)
Net increase (decrease)	1,086,428	424,884	$13,911,527	$4,598,774
Class I
Shares sold	9,028	1,908	$117,124	$20,055
Reinvestment of distributions	300	338	3,460	3,004
Shares redeemed	(15)	(1,262)	(219)	(11,192)
Net increase (decrease)	9,313	984	$120,365	$11,867
Class Z
Shares sold	31,745	1,112	$403,832	$9,698
Reinvestment of distributions	366	565	4,225	5,032
Shares redeemed	(4,042)	(12,263)	(49,677)	(113,958)
Net increase (decrease)	28,069	(10,586)	$358,380	$(99,228)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fund	Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	22%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905244.104
MAR-SANN-0626
Fidelity® Series Canada Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Canada Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BRAZIL - 3.3%
Materials - 3.3%
Metals & Mining - 3.3%
Wheaton Precious Metals Corp	2,641,831	333,702,921
CANADA - 90.1%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Quebecor Inc Multiple Voting Shares	1,796,509	72,741,190
Consumer Discretionary - 6.5%
Broadline Retail - 2.7%
Dollarama Inc	2,164,331	276,606,075
Hotels, Restaurants & Leisure - 1.9%
Restaurant Brands International Inc (e)	2,362,452	190,634,493
Specialty Retail - 1.8%
Aritzia Inc Subordinate Voting Shares (c)	587,116	61,968,433
Diversified Royalty Corp (d)	11,800,200	37,094,161
KITS Eyecare Ltd (c)(e)	1,047,493	10,850,095
Pet Valu Holdings Ltd (d)	4,473,221	70,044,842
		179,957,531
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	931,632	10,610,186
TOTAL CONSUMER DISCRETIONARY		657,808,285
Consumer Staples - 7.0%
Beverages - 0.0%
GURU Organic Energy Corp (c)	1,042,234	3,069,118
Consumer Staples Distribution & Retail - 6.7%
Alimentation Couche-Tard Inc	6,970,568	412,378,875
Metro Inc/CN	3,012,436	201,945,318
North West Co Inc/The	1,708,741	64,004,668
		678,328,861
Personal Care Products - 0.3%
Jamieson Wellness Inc (a)(b)	1,278,522	31,823,042
TOTAL CONSUMER STAPLES		713,221,021
Energy - 18.4%
Energy Equipment & Services - 1.0%
Pason Systems Inc (d)	4,890,140	50,292,823
TerraVest Industries Inc	491,571	50,143,245
		100,436,068
Oil, Gas & Consumable Fuels - 17.4%
Cameco Corp	841,861	103,488,754
Canadian Natural Resources Ltd	12,303,466	587,298,366
Imperial Oil Ltd (e)	1,345,095	180,184,405
PrairieSky Royalty Ltd	8,958,180	226,270,958
South Bow Corp	5,394,706	184,675,400
Suncor Energy Inc	7,067,238	484,277,626
		1,766,195,509
TOTAL ENERGY		1,866,631,577
Financials - 31.4%
Banks - 19.6%
Bank of Montreal (e)	3,330,778	507,187,486
National Bank of Canada	2,543,454	383,928,890
Royal Bank of Canada	2,665,968	479,495,448
Toronto Dominion Bank (e)	5,751,702	619,609,493
		1,990,221,317
Capital Markets - 5.0%
Brookfield Asset Management Ltd Class A (e)	3,182,422	152,894,953
Brookfield Corp Class A	4,301,857	194,293,759
TMX Group Ltd	3,997,150	163,022,866
		510,211,578
Insurance - 6.8%
Definity Financial Corp	3,798,856	193,669,362
Intact Financial Corp	1,248,538	240,580,363
Sun Life Financial Inc (e)	3,568,190	257,090,408
		691,340,133
TOTAL FINANCIALS		3,191,773,028
Industrials - 9.1%
Commercial Services & Supplies - 0.8%
BOYD GROUP INC	665,997	82,326,025
Ground Transportation - 6.3%
Canadian National Railway Co	1,104,010	124,002,507
Canadian Pacific Kansas City Ltd	5,232,945	455,125,794
TFI International Inc	457,220	65,421,489
		644,549,790
Professional Services - 2.0%
Thomson Reuters Corp (e)	2,114,188	202,243,596
TOTAL INDUSTRIALS		929,119,411
Information Technology - 6.8%
IT Services - 4.1%
Shopify Inc Class A (c)	3,393,741	411,940,970
Software - 2.7%
ApplyBoard Inc (c)(f)(g)	10,248	42,529
ApplyBoard Inc non-voting shares (c)(f)(g)	2,527	10,487
Constellation Software Inc/Canada	147,958	269,467,970
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	47,800	3
Dye & Durham Ltd (d)(e)	4,761,989	12,270,005
		281,790,994
TOTAL INFORMATION TECHNOLOGY		693,731,964
Materials - 10.2%
Containers & Packaging - 0.9%
CCL Industries Inc Class A	141,800	8,954,691
CCL Industries Inc Class B	1,244,020	78,560,044
		87,514,735
Metals & Mining - 8.9%
Agnico Eagle Mines Ltd/CA	1,344,645	252,852,853
Franco-Nevada Corp	2,082,988	480,558,604
G Mining Ventures Corp (c)	753,550	26,117,815
G2 Goldfields Inc (c)	274,900	2,102,706
Hemlo Mining Corp (c)(d)	19,184,433	74,147,512
Lumina Metals Corp	1,499,797	13,801,644
Minera Alamos Inc (c)	2,984,765	13,293,944
Minera Alamos Inc warrants (c)	1,752,300	2,118,470
Triple Flag Precious Metals Corp	1,136,985	36,293,790
		901,287,338
Paper & Forest Products - 0.4%
Stella-Jones Inc	722,873	44,734,202
TOTAL MATERIALS		1,033,536,275
TOTAL CANADA		9,158,562,751
CHILE - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Lundin Mining Corp	5,403,317	138,667,965
UNITED STATES - 3.4%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares	1,054,544	59,009,747
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Sunococorp LLC	231,361	15,427,151
Industrials - 2.6%
Commercial Services & Supplies - 2.6%
GFL Environmental Inc Subordinate Voting Shares (e)	6,636,414	266,267,577
TOTAL UNITED STATES		340,704,475
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (c)	3,588,906	87,876,478
TOTAL COMMON STOCKS (Cost $6,486,365,603)		10,059,514,590

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Valsoft Corp Series A-1.2 (c)(f)(g)	759	6,764,307
Valsoft Corp Series A-1.3 (c)(f)(g)	269	2,397,363
Valsoft Corp Series A-1.4 (c)(f)(g)	347	3,092,509

TOTAL CANADA		12,254,179
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,128,065)		12,254,179

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
ApplyBoard Inc Series A1 (c)(f)(g)	12,606	52,819
ApplyBoard Inc Series A2 (c)(f)(g)	9,868	41,446
ApplyBoard Inc Series A3 (c)(f)(g)	563	2,369
ApplyBoard Inc Series D (c)(f)(g)	27,521	245,212
ApplyBoard Inc Series SEED (c)(f)(g)	3,768	15,675

TOTAL CANADA		357,521
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,705,692)		357,521

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	8,999,320	9,001,120
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	534,797,419	534,850,899
TOTAL MONEY MARKET FUNDS (Cost $543,852,019)			543,852,019

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $7,051,051,379)	10,615,978,309
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(450,620,375)
NET ASSETS - 100.0%	10,165,357,934

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,823,042 or 0.3% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $31,823,042 or 0.3% of net assets.

(c)	Non-income producing.
(d)	Affiliated company.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,664,716 or 0.1% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard Inc	6/4/2021 - 6/30/2021	524,313

ApplyBoard Inc non-voting shares	6/30/2021	269,861

ApplyBoard Inc Series A1	6/4/2021	816,255

ApplyBoard Inc Series A2	6/4/2021	638,966

ApplyBoard Inc Series A3	6/4/2021	36,455

ApplyBoard Inc Series D	6/4/2021	2,970,033

ApplyBoard Inc Series SEED	6/4/2021	243,983

Valsoft Corp Series A-1.2	3/14/2025	8,890,706

Valsoft Corp Series A-1.3	3/17/2025	2,670,328

Valsoft Corp Series A-1.4	3/17/2025	4,567,031

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,247,920	777,914,977	782,161,476	308,782	(301)	-	9,001,120	8,999,320	0.0%
Fidelity Securities Lending Cash Central Fund	288,791,439	5,209,245,735	4,963,219,500	2,188,028	33,225	-	534,850,899	534,797,419	1.5%
Total	302,039,359	5,987,160,712	5,745,380,976	2,496,810	32,924	-	543,852,019

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Diversified Royalty Corp	29,397,626	-	434,652	1,036,587	137,400	7,993,787	37,094,161	11,800,200
Dye & Durham Ltd	17,622,429	-	113,324	-	(92,148)	(5,146,952)	12,270,005	4,761,989
Hemlo Mining Corp	-	17,425,613	942,588	-	452,174	28,903,861	74,147,512	19,184,433
Pason Systems Inc	35,781,412	8,452,666	2,141,666	724,183	(369,118)	8,569,529	50,292,823	4,890,140
Pet Valu Holdings Ltd	76,708,624	32,303,564	4,323,871	622,063	(1,140,868)	(33,502,607)	70,044,842	4,473,221
Total	159,510,091	58,181,843	7,956,101	2,382,833	(1,012,560)	6,817,618	243,849,343

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	72,741,190	72,741,190	-	-
Consumer Discretionary	716,818,032	716,818,032	-	-
Consumer Staples	713,221,021	713,221,021	-	-
Energy	1,882,058,728	1,882,058,728	-	-
Financials	3,191,773,028	3,191,773,028	-	-
Industrials	1,195,386,988	1,195,386,988	-	-
Information Technology	693,731,964	693,678,945	-	53,019
Materials	1,593,783,639	1,591,665,169	2,118,470	-

Convertible Preferred Stocks
Information Technology	12,254,179	-	-	12,254,179

Non-Convertible Preferred Stocks
Information Technology	357,521	-	-	357,521

Money Market Funds	543,852,019	543,852,019	-	-
Total Investments in Securities:	10,615,978,309	10,601,195,120	2,118,470	12,664,719
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $517,644,230) - See accompanying schedule:
Unaffiliated issuers (cost $6,251,108,270)	$9,828,276,947
Fidelity Central Funds (cost $543,852,019)	543,852,019
Other affiliated issuers (cost $256,091,090)	243,849,343

Total Investment in Securities (cost $7,051,051,379)		$10,615,978,309
Cash		11,280
Foreign currency held at value (cost $102,560,718)		103,342,880
Receivable for investments sold		8,878,464
Receivable for fund shares sold		249,518,973
Dividends receivable		12,048,458
Distributions receivable from Fidelity Central Funds		499,484
Total assets		10,990,277,848
Liabilities
Payable for investments purchased	$285,736,096
Payable for fund shares redeemed	4,353,482
Other payables and accrued expenses	14,434
Collateral on securities loaned	534,815,902
Total liabilities		824,919,914
Net Assets		$10,165,357,934
Net Assets consist of:
Paid in capital		$6,281,622,315
Total accumulated earnings (loss)		3,883,735,619
Net Assets		$10,165,357,934
Net Asset Value, offering price and redemption price per share ($10,165,357,934 ÷ 475,975,004 shares)		$21.36
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends (including $2,382,833 earned from affiliated issuers)		$84,405,856
Interest		328,071
Income from Fidelity Central Funds (including $2,188,028 from security lending)		2,496,810
Income before foreign taxes withheld		$87,230,737
Less foreign taxes withheld		(13,015,583)
Total income		74,215,154
Expenses
Custodian fees and expenses	$58,917
Independent trustees' fees and expenses	12,730
Interest	4,061
Total expenses		75,708
Net Investment income (loss)		74,139,446
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	262,525,710
Redemptions in-kind	66,867,877
Fidelity Central Funds	32,924
Other affiliated issuers	(1,012,560)
Foreign currency transactions	3,768,995
Written options	735,186
Total net realized gain (loss)		332,918,132
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	858,343,130
Affiliated issuers	6,817,618
Assets and liabilities in foreign currencies	840,171
Written options	3,474,290
Total change in net unrealized appreciation (depreciation)		869,475,209
Net gain (loss)		1,202,393,341
Net increase (decrease) in net assets resulting from operations		$1,276,532,787
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,139,446	$121,319,112
Net realized gain (loss)	332,918,132	187,878,225
Change in net unrealized appreciation (depreciation)	869,475,209	752,974,923
Net increase (decrease) in net assets resulting from operations	1,276,532,787	1,062,172,260
Distributions to shareholders	(167,778,429)	(165,541,550)

Share transactions
Proceeds from sales of shares	2,229,494,494	2,021,953,488
Reinvestment of distributions	167,778,429	165,541,550
Cost of shares redeemed	(936,880,796)	(1,216,595,478)

Net increase (decrease) in net assets resulting from share transactions	1,460,392,127	970,899,560
Total increase (decrease) in net assets	2,569,146,485	1,867,530,270

Net Assets
Beginning of period	7,596,211,449	5,728,681,179
End of period	$10,165,357,934	$7,596,211,449

Other Information
Shares
Sold	108,633,758	110,513,585
Issued in reinvestment of distributions	8,547,042	10,212,310
Redeemed	(43,384,244)	(72,342,266)
Net increase (decrease)	73,796,556	48,383,629

Financial Highlights
Fidelity® Series Canada Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.89	$16.19	$13.17	$13.37	$14.77	$9.77
Income from Investment Operations
Net investment income (loss) A,B	.17	.35	.33	.33	.32	.28
Net realized and unrealized gain (loss)	2.71	2.83	3.19	(.12)	(1.40)	4.97
Total from investment operations	2.88	3.18	3.52	.21	(1.08)	5.25
Distributions from net investment income	(.26)	(.42)	(.38)	(.40)	(.32)	(.25)
Distributions from net realized gain	(.15)	(.06)	(.12)	(.01)	-	-
Total distributions	(.41)	(.48)	(.50)	(.41)	(.32)	(.25)
Net asset value, end of period	$21.36	$18.89	$16.19	$13.17	$13.37	$14.77
Total Return C,D	15.41%	20.12%	27.38%	1.54%	(7.45)%	54.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% H	-% H	.01%	-% H	-% H
Expenses net of fee waivers, if any	- % G,H	-% H	-% H	.01%	-% H	-% H
Expenses net of all reductions, if any	-% G,H	-% H	-% H	.01%	-% H	-% H
Net investment income (loss)	1.65% G	1.99%	2.15%	2.41%	2.29%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$10,165,358	$7,596,211	$5,728,681	$4,517,559	$5,407,197	$6,065,145
Portfolio turnover rate I	26 % G,J	13% J	9% J	15% J	19% J	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Series Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,745,922,891
Gross unrealized depreciation	(260,370,983)
Net unrealized appreciation (depreciation)	$3,485,551,908
Tax cost	$7,130,426,401

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Canada Fund	2,673,979,296	1,151,247,379
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Canada Fund	135

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Canada Fund.	Borrower	18,736,500	3.90%	4,061

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Canada Fund	339,777,080	64,997,424	11,522,423

Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Series Canada Fund	5,539,410	647,352	66,220,525	66,867,877	113,295,654

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Series Canada Fund	12,683,672	1,023,846	113,813,637	114,837,483	214,138,702
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Canada Fund	241,326	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883883.108
SAD-SANN-0626
Fidelity® Global Commodity Stock Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Global Commodity Stock Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
ARGENTINA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
YPF SA Class D ADR (a)(b)	77,690	3,508,480
AUSTRALIA - 8.5%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Woodside Energy Group Ltd	480,889	11,496,925
Materials - 7.8%
Metals & Mining - 7.8%
Anglogold Ashanti Plc (South Africa)	256,700	23,908,274
BHP Group Ltd	1,457,711	57,695,241
Glencore PLC	4,329,300	33,646,619
TOTAL MATERIALS		115,250,134
TOTAL AUSTRALIA		126,747,059
BRAZIL - 6.0%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
PRIO SA/Brazil (b)	1,894,500	25,407,679
Materials - 4.3%
Chemicals - 0.2%
Yara International ASA	61,900	3,601,206
Metals & Mining - 4.1%
Vale SA	2,309,400	37,860,393
Wheaton Precious Metals Corp	172,700	21,814,603
		59,674,996
TOTAL MATERIALS		63,276,202
TOTAL BRAZIL		88,683,881
CANADA - 18.2%
Energy - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Cameco Corp	31,100	3,823,078
Imperial Oil Ltd (a)	328,900	44,058,339
PrairieSky Royalty Ltd	57,437	1,450,777
Suncor Energy Inc	495,900	33,981,207
Tamarack Valley Energy Ltd	787,000	7,381,293
TOTAL ENERGY		90,694,694
Materials - 12.1%
Chemicals - 4.9%
Nutrien Ltd (a)	964,583	73,319,244
Metals & Mining - 6.4%
Agnico Eagle Mines Ltd/CA	159,800	30,049,482
Alamos Gold Inc Class A	211,500	8,439,136
Barrick Mining Corp	142,000	5,579,225
Franco-Nevada Corp	83,071	19,165,009
G Mining Ventures Corp (b)	645,200	22,362,437
Hemlo Mining Corp (b)	530,500	2,050,373
Hudbay Minerals Inc	160,300	3,707,900
Major Drilling Group International Inc (b)	261,200	3,013,218
		94,366,780
Paper & Forest Products - 0.8%
West Fraser Timber Co Ltd (a)	185,000	11,712,739
TOTAL MATERIALS		179,398,763
TOTAL CANADA		270,093,457
CHILE - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Antofagasta PLC	356,200	17,204,396
CHINA - 5.1%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
China Shenhua Energy Co Ltd H Shares	1,425,000	8,851,921
Materials - 4.5%
Metals & Mining - 4.5%
Chuangxin Industries Holdings Ltd H Shares	3,029,000	8,802,310
MMG Ltd (b)	23,564,000	25,422,871
Zijin Mining Group Co Ltd H Shares	7,140,000	33,158,172
TOTAL MATERIALS		67,383,353
TOTAL CHINA		76,235,274
FINLAND - 2.3%
Materials - 2.3%
Paper & Forest Products - 2.3%
UPM-Kymmene Oyj	1,133,100	33,871,606
INDIA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Coal India Ltd	1,446,500	7,357,240
JAPAN - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
JX Advanced Metals Corp	367,600	11,404,549
NORWAY - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Norsk Hydro ASA	1,125,500	12,421,598
PORTUGAL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Galp Energia SGPS SA	315,700	7,395,605
UNITED KINGDOM - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
Subsea 7 SA	378,700	13,619,744
UNITED STATES - 52.2%
Consumer Staples - 11.1%
Food Products - 11.1%
Archer-Daniels-Midland Co	1,105,700	82,418,878
Bunge Global SA	641,900	81,566,233
TOTAL CONSUMER STAPLES		163,985,111
Energy - 27.7%
Energy Equipment & Services - 0.9%
National Energy Services Reunited Corp (b)	305,200	7,611,688
Tidewater Inc (a)(b)	67,700	6,047,641
		13,659,329
Oil, Gas & Consumable Fuels - 26.8%
Antero Resources Corp (b)	297,012	11,660,691
BP PLC	3,765,400	29,806,284
Chevron Corp	229,530	44,370,444
ConocoPhillips	305,100	38,375,478
Diamondback Energy Inc	103,400	21,262,142
Exxon Mobil Corp	792,600	122,321,959
Kinder Morgan Inc	385,100	12,658,237
Murphy Oil Corp (a)	142,500	5,950,800
Navigator Holdings Ltd	634,504	13,832,187
Occidental Petroleum Corp	154,000	9,329,320
Ovintiv Inc	366,900	22,582,695
Shell PLC	1,160,373	52,758,456
Targa Resources Corp	49,700	12,925,976
		397,834,669
TOTAL ENERGY		411,493,998
Materials - 13.4%
Chemicals - 9.9%
CF Industries Holdings Inc	242,000	30,056,400
Corteva Inc	1,425,300	115,463,553
		145,519,953
Metals & Mining - 3.5%
Nucor Corp	131,000	29,512,990
Steel Dynamics Inc	101,100	23,117,526
		52,630,516
TOTAL MATERIALS		198,150,469
TOTAL UNITED STATES		773,629,578
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (b)	485,471	11,887,043
TOTAL COMMON STOCKS (Cost $1,044,842,067)		1,454,059,510

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	28,017,922	28,023,526
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	14,709,258	14,710,729
TOTAL MONEY MARKET FUNDS (Cost $42,734,255)			42,734,255

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,087,576,322)	1,496,793,765
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(13,465,058)
NET ASSETS - 100.0%	1,483,328,707

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,359,132	242,801,272	235,136,975	417,609	97	-	28,023,526	28,017,922	0.0%
Fidelity Securities Lending Cash Central Fund	9,215,185	309,518,118	304,022,921	38,826	347	-	14,710,729	14,709,258	0.0%
Total	29,574,317	552,319,390	539,159,896	456,435	444	-	42,734,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	163,985,111	163,985,111	-	-
Energy	579,826,286	469,555,460	110,270,826	-
Materials	710,248,113	540,118,351	170,129,762	-

Money Market Funds	42,734,255	42,734,255	-	-
Total Investments in Securities:	1,496,793,765	1,216,393,177	280,400,588	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,267,871) - See accompanying schedule:
Unaffiliated issuers (cost $1,044,842,067)	$1,454,059,510
Fidelity Central Funds (cost $42,734,255)	42,734,255

Total Investment in Securities (cost $1,087,576,322)		$1,496,793,765
Foreign currency held at value (cost $186,321)		186,826
Receivable for fund shares sold		2,937,762
Dividends receivable		640,907
Reclaims receivable		1,191,706
Interest receivable		173
Distributions receivable from Fidelity Central Funds		67,020
Prepaid expenses		243
Other receivables		2,783
Total assets		1,501,821,185
Liabilities
Payable to custodian bank	$627
Payable for investments purchased	1,736,966
Payable for fund shares redeemed	924,721
Accrued management fee	968,039
Distribution and service plan fees payable	51,752
Other payables and accrued expenses	99,990
Collateral on securities loaned	14,710,383
Total liabilities		18,492,478
Net Assets		$1,483,328,707
Net Assets consist of:
Paid in capital		$1,118,606,134
Total accumulated earnings (loss)		364,722,573
Net Assets		$1,483,328,707

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($133,706,393 ÷ 4,784,950 shares)(a)		$27.94
Maximum offering price per share (100/94.25 of $27.94)		$29.64
Class M :
Net Asset Value and redemption price per share ($19,804,185 ÷ 708,665 shares)(a)		$27.95
Maximum offering price per share (100/96.50 of $27.95)		$28.96
Class C :
Net Asset Value and offering price per share ($19,500,731 ÷ 700,874 shares)(a)		$27.82
Global Commodity Stock :
Net Asset Value, offering price and redemption price per share ($695,641,799 ÷ 24,842,006 shares)		$28.00
Class I :
Net Asset Value, offering price and redemption price per share ($360,961,722 ÷ 12,902,692 shares)		$27.98
Class Z :
Net Asset Value, offering price and redemption price per share ($253,713,877 ÷ 9,082,808 shares)		$27.93
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$14,634,673
Foreign Tax Reclaims		1,020,609
Income from Fidelity Central Funds (including $38,826 from security lending)		456,435
Security lending		35
Income before foreign taxes withheld		$16,111,752
Less foreign taxes withheld		(452,947)
Total income		15,658,805
Expenses
Management fee	$4,775,853
Distribution and service plan fees	270,812
Custodian fees and expenses	21,756
Independent trustees' fees and expenses	1,632
Registration fees	76,742
Audit fees	27,082
Legal	1,264
Miscellaneous	1,445
Total expenses before reductions	5,176,586
Expense reductions	(891)
Total expenses after reductions		5,175,695
Net Investment income (loss)		10,483,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	88,054,923
Fidelity Central Funds	444
Foreign currency transactions	39,685
Total net realized gain (loss)		88,095,052
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $66,910)	231,488,453
Assets and liabilities in foreign currencies	12,142
Total change in net unrealized appreciation (depreciation)		231,500,595
Net gain (loss)		319,595,647
Net increase (decrease) in net assets resulting from operations		$330,078,757
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,483,110	$20,146,926
Net realized gain (loss)	88,095,052	46,072,903
Change in net unrealized appreciation (depreciation)	231,500,595	52,444,152
Net increase (decrease) in net assets resulting from operations	330,078,757	118,663,981
Distributions to shareholders	(23,928,789)	(22,299,940)

Share transactions - net increase (decrease)	256,379,795	(105,157,403)
Total increase (decrease) in net assets	562,529,763	(8,793,362)

Net Assets
Beginning of period	920,798,944	929,592,306
End of period	$1,483,328,707	$920,798,944

Financial Highlights
Fidelity Advisor® Global Commodity Stock Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.29	$19.07	$17.33	$19.50	$16.35	$10.80
Income from Investment Operations
Net investment income (loss) A,B	.19	.39	.33	.35	.47	.48
Net realized and unrealized gain (loss)	6.96	2.25	1.73	(2.20)	3.19	5.24
Total from investment operations	7.15	2.64	2.06	(1.85)	3.66	5.72
Distributions from net investment income	(.50)	(.42)	(.32)	(.32)	(.51)	(.17)
Total distributions	(.50)	(.42)	(.32)	(.32)	(.51)	(.17)
Net asset value, end of period	$27.94	$21.29	$19.07	$17.33	$19.50	$16.35
Total Return C,D,E	34.22%	14.15%	12.13%	(9.64)%	23.27%	53.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.11% H	1.14%	1.16%	1.19%	1.19%	1.23%
Expenses net of fee waivers, if any	1.11 % H	1.14%	1.16%	1.18%	1.19%	1.22%
Expenses net of all reductions, if any	1.11% H	1.14%	1.16%	1.18%	1.19%	1.22%
Net investment income (loss)	1.50% H	2.02%	1.76%	1.88%	2.53%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$133,706	$92,451	$87,347	$95,290	$128,363	$45,343
Portfolio turnover rate I	65 % H	78%	49%	113%	42%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Commodity Stock Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.27	$19.03	$17.28	$19.46	$16.32	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.16	.34	.28	.30	.42	.44
Net realized and unrealized gain (loss)	6.97	2.25	1.73	(2.20)	3.19	5.24
Total from investment operations	7.13	2.59	2.01	(1.90)	3.61	5.68
Distributions from net investment income	(.45)	(.35)	(.26)	(.28)	(.47)	(.14)
Total distributions	(.45)	(.35)	(.26)	(.28)	(.47)	(.14)
Net asset value, end of period	$27.95	$21.27	$19.03	$17.28	$19.46	$16.32
Total Return C,D,E	34.09%	13.87%	11.85%	(9.90)%	22.93%	52.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.36% H	1.39%	1.42%	1.47%	1.46%	1.52%
Expenses net of fee waivers, if any	1.36 % H	1.39%	1.41%	1.45%	1.46%	1.52%
Expenses net of all reductions, if any	1.36% H	1.39%	1.41%	1.45%	1.46%	1.52%
Net investment income (loss)	1.25% H	1.77%	1.51%	1.62%	2.26%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$19,804	$15,071	$14,821	$17,928	$24,513	$8,888
Portfolio turnover rate I	65 % H	78%	49%	113%	42%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Commodity Stock Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.12	$18.89	$17.11	$19.29	$16.17	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.09	.24	.18	.21	.33	.37
Net realized and unrealized gain (loss)	6.94	2.24	1.74	(2.18)	3.18	5.20
Total from investment operations	7.03	2.48	1.92	(1.97)	3.51	5.57
Distributions from net investment income	(.33)	(.25)	(.14)	(.21)	(.39)	(.08)
Total distributions	(.33)	(.25)	(.14)	(.21)	(.39)	(.08)
Net asset value, end of period	$27.82	$21.12	$18.89	$17.11	$19.29	$16.17
Total Return C,D,E	33.70%	13.30%	11.34%	(10.34)%	22.34%	52.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.86% H	1.90%	1.91%	1.94%	1.94%	1.97%
Expenses net of fee waivers, if any	1.86 % H	1.90%	1.91%	1.93%	1.93%	1.96%
Expenses net of all reductions, if any	1.86% H	1.90%	1.91%	1.93%	1.93%	1.96%
Net investment income (loss)	.75% H	1.26%	1.01%	1.13%	1.78%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$19,501	$14,870	$18,118	$23,853	$34,984	$11,020
Portfolio turnover rate I	65 % H	78%	49%	113%	42%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Global Commodity Stock Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.36	$19.13	$17.38	$19.55	$16.39	$10.82
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.38	.40	.52	.53
Net realized and unrealized gain (loss)	6.98	2.25	1.73	(2.21)	3.19	5.26
Total from investment operations	7.21	2.70	2.11	(1.81)	3.71	5.79
Distributions from net investment income	(.57)	(.47)	(.36)	(.36)	(.55)	(.22)
Total distributions	(.57)	(.47)	(.36)	(.36)	(.55)	(.22)
Net asset value, end of period	$28.00	$21.36	$19.13	$17.38	$19.55	$16.39
Total Return C,D	34.44%	14.50%	12.42%	(9.47)%	23.57%	53.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.81% G	.85%	.89%	.97%	.94%	.94%
Expenses net of fee waivers, if any	.81 % G	.85%	.89%	.95%	.94%	.94%
Expenses net of all reductions, if any	.81% G	.85%	.89%	.95%	.94%	.94%
Net investment income (loss)	1.80% G	2.31%	2.03%	2.12%	2.78%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$695,642	$380,664	$356,627	$428,912	$893,636	$546,863
Portfolio turnover rate H	65 % G	78%	49%	113%	42%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Commodity Stock Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.33	$19.11	$17.37	$19.54	$16.39	$10.81
Income from Investment Operations
Net investment income (loss) A,B	.22	.44	.37	.40	.52	.53
Net realized and unrealized gain (loss)	6.98	2.25	1.74	(2.20)	3.19	5.25
Total from investment operations	7.20	2.69	2.11	(1.80)	3.71	5.78
Distributions from net investment income	(.55)	(.47)	(.37)	(.37)	(.56)	(.20)
Total distributions	(.55)	(.47)	(.37)	(.37)	(.56)	(.20)
Net asset value, end of period	$27.98	$21.33	$19.11	$17.37	$19.54	$16.39
Total Return C,D	34.41%	14.45%	12.45%	(9.42)%	23.56%	53.97%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.86% G	.89%	.90%	.92%	.92%	.93%
Expenses net of fee waivers, if any	.86 % G	.89%	.90%	.91%	.92%	.93%
Expenses net of all reductions, if any	.86% G	.89%	.90%	.91%	.92%	.93%
Net investment income (loss)	1.75% G	2.27%	2.02%	2.15%	2.80%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$360,962	$248,642	$260,235	$351,709	$499,191	$85,252
Portfolio turnover rate H	65 % G	78%	49%	113%	42%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Commodity Stock Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.31	$19.10	$17.37	$19.53	$16.38	$10.81
Income from Investment Operations
Net investment income (loss) A,B	.24	.46	.40	.43	.54	.56
Net realized and unrealized gain (loss)	6.96	2.24	1.74	(2.21)	3.19	5.23
Total from investment operations	7.20	2.70	2.14	(1.78)	3.73	5.79
Distributions from net investment income	(.58)	(.49)	(.41)	(.38)	(.58)	(.22)
Total distributions	(.58)	(.49)	(.41)	(.38)	(.58)	(.22)
Net asset value, end of period	$27.93	$21.31	$19.10	$17.37	$19.53	$16.38
Total Return C,D	34.49%	14.54%	12.62%	(9.30)%	23.72%	54.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.76%	.77%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.74 % G	.76%	.76%	.78%	.79%	.80%
Expenses net of all reductions, if any	.74% G	.76%	.76%	.78%	.79%	.80%
Net investment income (loss)	1.88% G	2.40%	2.16%	2.29%	2.93%	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$253,714	$169,102	$192,445	$187,090	$234,430	$60,837
Portfolio turnover rate H	65 % G	78%	49%	113%	42%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Commodity Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$417,800,084
Gross unrealized depreciation	(9,922,971)
Net unrealized appreciation (depreciation)	$407,877,113
Tax cost	$1,088,916,652

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(138,145,579)
Total capital loss carryforward	$(138,145,579)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Commodity Stock Fund	614,300,936	383,603,665
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.89
Class C	.88
Global Commodity Stock	.89
Class I	.86
Class Z	.73

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.84
Class M	.84
Class C	.84
Global Commodity Stock	.79
Class I	.84
Class Z	.72

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	139,694	7,193
Class M	.25%	.25%	44,418	568
Class C	.75%	.25%	86,700	6,964
			270,812	14,725

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	44,643
Class M	973
Class CA	15
45,631

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Global Commodity Stock Fund	5,454

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global Commodity Stock Fund	17,465,905	10,628,381	3,836,099

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Global Commodity Stock Fund	3,203
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Global Commodity Stock Fund	713
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Global Commodity Stock Fund	4,236	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Global Commodity Stock Fund	2,999,037
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $891.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Global Commodity Stock Fund
Distributions to shareholders
Class A	$2,111,386	$1,857,948
Class M	318,740	269,585
Class C	230,665	226,107
Global Commodity Stock	10,218,793	8,595,843
Class I	6,431,210	6,380,702
Class Z	4,617,995	4,969,755
Total	$23,928,789	$22,299,940
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Global Commodity Stock Fund
Class A
Shares sold	951,194	574,389	$25,097,632	$11,373,867
Reinvestment of distributions	94,697	97,364	2,101,320	1,799,280
Shares redeemed	(603,451)	(909,558)	(15,006,080)	(17,320,864)
Net increase (decrease)	442,440	(237,805)	$12,192,872	$(4,147,717)
Class M
Shares sold	63,885	105,136	$1,628,257	$2,041,492
Reinvestment of distributions	14,277	14,411	317,097	266,612
Shares redeemed	(78,016)	(189,847)	(1,963,494)	(3,592,233)
Net increase (decrease)	146	(70,300)	$(18,140)	$(1,284,129)
Class C
Shares sold	67,672	53,497	$1,783,726	$1,006,614
Reinvestment of distributions	10,408	12,154	230,632	224,242
Shares redeemed	(81,351)	(320,736)	(2,045,710)	(5,980,576)
Net increase (decrease)	(3,271)	(255,085)	$(31,352)	$(4,749,720)
Global Commodity Stock
Shares sold	10,344,459	5,005,044	$272,659,251	$94,796,551
Reinvestment of distributions	356,656	359,913	7,921,330	6,654,781
Shares redeemed	(3,677,192)	(6,184,876)	(96,971,588)	(117,429,519)
Net increase (decrease)	7,023,923	(819,919)	$183,608,993	$(15,978,187)
Class I
Shares sold	3,158,756	3,483,992	$81,369,612	$66,204,537
Reinvestment of distributions	288,003	341,157	6,393,676	6,301,165
Shares redeemed	(2,201,455)	(5,785,839)	(56,439,853)	(111,461,873)
Net increase (decrease)	1,245,304	(1,960,690)	$31,323,435	$(38,956,171)
Class Z
Shares sold	3,119,677	2,624,865	$80,728,759	$50,294,009
Reinvestment of distributions	193,185	214,240	4,279,047	3,950,577
Shares redeemed	(2,164,007)	(4,983,426)	(55,703,819)	(94,286,065)
Net increase (decrease)	1,148,855	(2,144,321)	$29,303,987	$(40,041,479)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.879383.117
GCS-SANN-0626
Fidelity® Sustainable International Equity Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable International Equity Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
AUSTRALIA - 3.1%
Financials - 1.4%
Capital Markets - 1.4%
Macquarie Group Ltd	2,114	363,169
Industrials - 1.0%
Commercial Services & Supplies - 1.0%
Brambles Ltd	15,422	252,442
Materials - 0.7%
Metals & Mining - 0.7%
IperionX Ltd (a)	65,546	199,935
TOTAL AUSTRALIA		815,546
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.4%
Wienerberger AG	3,868	111,858
BELGIUM - 2.9%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	1,838	244,299
Health Care - 2.0%
Pharmaceuticals - 2.0%
UCB SA (a)	1,921	521,260
TOTAL BELGIUM		765,559
CANADA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp	2,000	245,857
CHINA - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,000	64,242
FINLAND - 1.5%
Information Technology - 1.0%
Communications Equipment - 1.0%
Nokia Oyj ADR	18,290	236,124
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	5,673	142,750
TOTAL FINLAND		378,874
FRANCE - 3.7%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	114	218,094
Consumer Staples - 0.7%
Personal Care Products - 0.7%
L'Oreal SA	448	192,467
Financials - 2.2%
Capital Markets - 1.3%
Amundi SA (b)(c)	3,329	321,162
Insurance - 0.9%
AXA SA	4,765	229,698
TOTAL FINANCIALS		550,860
TOTAL FRANCE		961,421
GERMANY - 4.6%
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Boerse AG	738	226,417
Industrials - 1.9%
Air Freight & Logistics - 0.9%
Deutsche Post AG	4,062	240,528
Industrial Conglomerates - 1.0%
Siemens AG	883	262,394
TOTAL INDUSTRIALS		502,922
Materials - 1.2%
Construction Materials - 1.2%
Heidelberg Materials AG	1,372	302,723
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Instone Real Estate Group SE (b)(c)	15,444	159,869
TOTAL GERMANY		1,191,931
HONG KONG - 1.8%
Financials - 1.8%
Insurance - 1.8%
AIA Group Ltd	42,461	466,170
IRELAND - 3.1%
Consumer Staples - 0.3%
Food Products - 0.3%
Kerry Group PLC Class A	851	72,112
Financials - 0.9%
Banks - 0.9%
AIB Group PLC	20,562	236,451
Industrials - 1.9%
Building Products - 1.9%
Kingspan Group PLC	5,276	487,015
TOTAL IRELAND		795,578
ITALY - 3.5%
Financials - 2.5%
Banks - 2.5%
Intesa Sanpaolo SpA	52,295	355,304
UniCredit SpA	3,862	298,465
TOTAL FINANCIALS		653,769
Industrials - 1.0%
Electrical Equipment - 1.0%
Prysmian SpA	1,711	260,259
TOTAL ITALY		914,028
JAPAN - 21.7%
Consumer Discretionary - 4.3%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	28,557	161,520
Household Durables - 2.4%
Panasonic Holdings Corp	13,716	280,572
Sony Group Corp	16,865	337,896
		618,468
Specialty Retail - 1.3%
Fast Retailing Co Ltd	713	335,641
TOTAL CONSUMER DISCRETIONARY		1,115,629
Financials - 5.8%
Banks - 3.5%
Mizuho Financial Group Inc	7,552	324,757
Sumitomo Mitsui Financial Group Inc	16,563	584,824
		909,581
Financial Services - 2.1%
ORIX Corp	15,973	537,595
Insurance - 0.2%
Tokio Marine Holdings Inc	1,155	52,895
TOTAL FINANCIALS		1,500,071
Health Care - 1.6%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	1,477	275,821
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	200	10,666
Takeda Pharmaceutical Co Ltd	3,774	126,175
		136,841
TOTAL HEALTH CARE		412,662
Industrials - 7.2%
Industrial Conglomerates - 2.1%
Hitachi Ltd	16,853	535,898
Trading Companies & Distributors - 5.1%
ITOCHU Corp	73,132	906,333
Marubeni Corp	10,680	415,677
		1,322,010
TOTAL INDUSTRIALS		1,857,908
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.8%
Ibiden Co Ltd	2,534	216,733
Semiconductors & Semiconductor Equipment - 2.0%
Advantest Corp	1,165	217,528
Disco Corp	288	137,025
Renesas Electronics Corp	7,920	160,163
		514,716
TOTAL INFORMATION TECHNOLOGY		731,449
TOTAL JAPAN		5,617,719
KOREA (SOUTH) - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	308	276,428
NETHERLANDS - 10.7%
Communication Services - 2.4%
Diversified Telecommunication Services - 2.4%
Koninklijke KPN NV	116,298	621,909
Financials - 2.8%
Banks - 2.8%
ING Groep NV	25,004	723,651
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE (a)	246	192,920
Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
ASML Holding NV	864	1,248,952
TOTAL NETHERLANDS		2,787,432
NEW ZEALAND - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	256	1,438
PORTUGAL - 1.0%
Financials - 1.0%
Banks - 1.0%
Banco Comercial Portugues SA	233,261	248,854
SINGAPORE - 1.6%
Financials - 1.6%
Banks - 1.6%
DBS Group Holdings Ltd	8,756	403,745
SPAIN - 4.7%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	400	8,290
Financials - 2.7%
Banks - 2.7%
Banco Santander SA	35,997	438,533
CaixaBank SA	19,685	250,558
TOTAL FINANCIALS		689,091
Utilities - 2.0%
Electric Utilities - 1.8%
Iberdrola SA	19,605	459,624
Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA (a)	269	4,477
Grenergy Renovables SA (a)	466	66,068
		70,545
TOTAL UTILITIES		530,169
TOTAL SPAIN		1,227,550
SWEDEN - 4.4%
Financials - 1.9%
Financial Services - 1.9%
Investor AB B Shares	12,511	504,085
Health Care - 0.3%
Biotechnology - 0.3%
Swedish Orphan Biovitrum AB B Shares (a)	2,028	93,967
Industrials - 1.1%
Machinery - 0.3%
Indutrade AB	3,761	80,330
Trading Companies & Distributors - 0.8%
AddTech AB B Shares	5,330	192,470
TOTAL INDUSTRIALS		272,800
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.7%
Lagercrantz Group AB B Shares	6,344	165,733
Technology Hardware, Storage & Peripherals - 0.4%
Dynavox Group AB (a)	12,929	114,758
TOTAL INFORMATION TECHNOLOGY		280,491
TOTAL SWEDEN		1,151,343
SWITZERLAND - 2.3%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	561	107,665
Industrials - 1.9%
Electrical Equipment - 1.9%
ABB Ltd	4,871	492,652
TOTAL SWITZERLAND		600,317
TAIWAN - 4.6%
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
MediaTek Inc	1,281	107,280
Taiwan Semiconductor Manufacturing Co Ltd	15,616	1,087,542

TOTAL TAIWAN		1,194,822
UNITED KINGDOM - 13.7%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	2,673	75,512
Consumer Staples - 1.4%
Food Products - 0.4%
Cranswick PLC	1,391	102,022
Personal Care Products - 1.0%
Unilever PLC	4,267	248,831
TOTAL CONSUMER STAPLES		350,853
Financials - 1.9%
Banks - 0.6%
Lloyds Banking Group PLC	118,759	161,429
Insurance - 1.3%
Admiral Group PLC	2,572	118,225
Aviva PLC	25,772	218,692
		336,917
TOTAL FINANCIALS		498,346
Health Care - 3.6%
Pharmaceuticals - 3.6%
Astrazeneca PLC	4,817	914,255
Industrials - 3.4%
Commercial Services & Supplies - 0.4%
Johnson Service Group PLC	68,858	120,824
Trading Companies & Distributors - 3.0%
Diploma PLC	4,251	401,448
Howden Joinery Group PLC	34,840	368,364
		769,812
TOTAL INDUSTRIALS		890,636
Real Estate - 0.2%
Residential REITs - 0.2%
Grainger PLC	23,207	50,621
Utilities - 2.9%
Electric Utilities - 1.3%
SSE PLC	9,679	346,551
Multi-Utilities - 1.6%
National Grid PLC	22,386	400,722
TOTAL UTILITIES		747,273
TOTAL UNITED KINGDOM		3,527,496
UNITED STATES - 5.1%
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Alcon AG	4,101	305,574
Industrials - 3.0%
Electrical Equipment - 3.0%
Schneider Electric SE	2,454	780,884
Materials - 0.9%
Construction Materials - 0.9%
CRH PLC	1,006	119,131
Holcim AG	1,346	125,079
TOTAL MATERIALS		244,210
TOTAL UNITED STATES		1,330,668
TOTAL COMMON STOCKS (Cost $19,626,696)		25,078,876

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $794,516)	3.69	794,357	794,516

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $20,421,212)	25,873,392
NET OTHER ASSETS (LIABILITIES) - 0.4%	92,735
NET ASSETS - 100.0%	25,966,127

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $481,031 or 1.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $481,031 or 1.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	816,403	6,483,683	6,505,548	15,384	(22)	-	794,516	794,357	0.0%
Total	816,403	6,483,683	6,505,548	15,384	(22)	-	794,516

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	621,909	-	621,909	-
Consumer Discretionary	1,516,900	75,512	1,441,388	-
Consumer Staples	623,722	374,891	248,831	-
Energy	245,857	245,857	-	-
Financials	7,308,978	2,330,301	4,978,677	-
Health Care	2,440,638	1,835,056	605,582	-
Industrials	5,861,760	1,650,451	4,211,309	-
Information Technology	3,968,266	516,615	3,451,651	-
Materials	858,726	230,989	627,737	-
Real Estate	210,490	210,490	-	-
Utilities	1,421,630	213,295	1,208,335	-

Money Market Funds	794,516	794,516	-	-
Total Investments in Securities:	25,873,392	8,477,973	17,395,419	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,626,696)	$25,078,876
Fidelity Central Funds (cost $794,516)	794,516

Total Investment in Securities (cost $20,421,212)		$25,873,392
Foreign currency held at value (cost $2)		2
Receivable for investments sold		8,937
Receivable for fund shares sold		20,060
Dividends receivable		93,396
Reclaims receivable		17,365
Distributions receivable from Fidelity Central Funds		2,726
Prepaid expenses		4
Receivable from investment adviser for expense reductions		12,402
Total assets		26,028,284
Liabilities
Payable for fund shares redeemed	$195
Accrued management fee	16,405
Distribution and service plan fees payable	600
Audit fee payable	35,235
Custody fee payable	9,722
Total liabilities		62,157
Net Assets		$25,966,127
Net Assets consist of:
Paid in capital		$20,798,008
Total accumulated earnings (loss)		5,168,119
Net Assets		$25,966,127

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($517,209 ÷ 41,749 shares)(a)		$12.39
Maximum offering price per share (100/94.25 of $12.39)		$13.15
Class M :
Net Asset Value and redemption price per share ($485,304 ÷ 39,295 shares)(a)		$12.35
Maximum offering price per share (100/96.50 of $12.35)		$12.80
Class C :
Net Asset Value and offering price per share ($369,972 ÷ 30,059 shares)(a)		$12.31
Fidelity Sustainable International Equity Fund :
Net Asset Value, offering price and redemption price per share ($23,725,619 ÷ 1,915,999 shares)		$12.38
Class I :
Net Asset Value, offering price and redemption price per share ($329,740 ÷ 26,605 shares)		$12.39
Class Z :
Net Asset Value, offering price and redemption price per share ($538,283 ÷ 43,197 shares)		$12.46
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$253,685
Income from Fidelity Central Funds		15,384
Income before foreign taxes withheld		$269,069
Less foreign taxes withheld		(31,935)
Total income		237,134
Expenses
Management fee
Basic fee	$89,011
Performance adjustment	(4,083)
Distribution and service plan fees	3,417
Custodian fees and expenses	17,460
Independent trustees' fees and expenses	30
Registration fees	79,206
Audit fees	40,317
Legal	10
Miscellaneous	25
Total expenses before reductions	225,393
Expense reductions	(106,723)
Total expenses after reductions		118,670
Net Investment income (loss)		118,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	433,843
Fidelity Central Funds	(22)
Foreign currency transactions	(3,392)
Total net realized gain (loss)		430,429
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,313,139
Assets and liabilities in foreign currencies	2,740
Total change in net unrealized appreciation (depreciation)		1,315,879
Net gain (loss)		1,746,308
Net increase (decrease) in net assets resulting from operations		$1,864,772
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,464	$204,382
Net realized gain (loss)	430,429	208,859
Change in net unrealized appreciation (depreciation)	1,315,879	2,363,801
Net increase (decrease) in net assets resulting from operations	1,864,772	2,777,042
Distributions to shareholders	(419,433)	(205,446)

Share transactions - net increase (decrease)	6,741,843	4,460,319
Total increase (decrease) in net assets	8,187,182	7,031,915

Net Assets
Beginning of period	17,778,945	10,747,030
End of period	$25,966,127	$17,778,945

Financial Highlights
Fidelity Advisor® Sustainable International Equity Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$9.73	$7.85	$7.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.13	.11	.10	.07
Net realized and unrealized gain (loss)	.93	1.92	1.89	.58	(2.87)
Total from investment operations	.98	2.05	2.00	.68	(2.80)
Distributions from net investment income	(.22)	(.15)	(.12)	(.03)	-
Total distributions	(.22)	(.15)	(.12)	(.03)	-
Net asset value, end of period	$12.39	$11.63	$9.73	$7.85	$7.20
Total Return D,E,F	8.55%	21.41%	25.71%	9.43%	(28.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.29% I	2.36%	3.09%	3.91%	7.77% I,J
Expenses net of fee waivers, if any	1.30 % I	1.30%	1.30%	1.29%	1.30% I
Expenses net of all reductions, if any	1.30% I	1.29%	1.29%	1.29%	1.28% I
Net investment income (loss)	.85% I	1.31%	1.20%	1.23%	1.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$517	$382	$304	$353	$185
Portfolio turnover rate K	69 % I	49%	50%	36%	43% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable International Equity Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$9.71	$7.83	$7.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.11	.09	.08	.05
Net realized and unrealized gain (loss)	.91	1.92	1.89	.57	(2.86)
Total from investment operations	.95	2.03	1.98	.65	(2.81)
Distributions from net investment income	(.20)	(.14)	(.10)	(.01)	-
Total distributions	(.20)	(.14)	(.10)	(.01)	-
Net asset value, end of period	$12.35	$11.60	$9.71	$7.83	$7.19
Total Return D,E,F	8.36%	21.15%	25.40%	9.08%	(28.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.55% I	2.51%	3.06%	4.24%	8.02% I,J
Expenses net of fee waivers, if any	1.55 % I	1.55%	1.55%	1.55%	1.55% I
Expenses net of all reductions, if any	1.55% I	1.54%	1.54%	1.54%	1.55% I
Net investment income (loss)	.60% I	1.06%	.95%	.98%	.91% I
Supplemental Data
Net assets, end of period (000 omitted)	$485	$443	$270	$196	$180
Portfolio turnover rate K	69 % I	49%	50%	36%	43% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable International Equity Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$9.64	$7.78	$7.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.06	.04	.04	.02
Net realized and unrealized gain (loss)	.92	1.91	1.87	.58	(2.86)
Total from investment operations	.93	1.97	1.91	.62	(2.84)
Distributions from net investment income	(.15)	(.08)	(.05)	-	-
Total distributions	(.15)	(.08)	(.05)	-	-
Net asset value, end of period	$12.31	$11.53	$9.64	$7.78	$7.16
Total Return D,E,F	8.15%	20.61%	24.60%	8.66%	(28.40)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.04% I	3.08%	3.53%	4.73%	8.51% I,J
Expenses net of fee waivers, if any	2.05 % I	2.05%	2.05%	2.04%	2.05% I
Expenses net of all reductions, if any	2.05% I	2.04%	2.04%	2.04%	2.05% I
Net investment income (loss)	.10% I	.56%	.45%	.48%	.41% I
Supplemental Data
Net assets, end of period (000 omitted)	$370	$333	$260	$194	$179
Portfolio turnover rate K	69 % I	49%	50%	36%	43% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable International Equity Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.65	$9.75	$7.87	$7.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.16	.14	.12	.08
Net realized and unrealized gain (loss)	.92	1.92	1.88	.58	(2.87)
Total from investment operations	.99	2.08	2.02	.70	(2.79)
Distributions from net investment income	(.26)	(.18)	(.14)	(.04)	-
Total distributions	(.26)	(.18)	(.14)	(.04)	-
Net asset value, end of period	$12.38	$11.65	$9.75	$7.87	$7.21
Total Return D,E	8.67%	21.74%	25.98%	9.73%	(27.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.01% H	2.06%	2.55%	3.72%	7.64% H,I
Expenses net of fee waivers, if any	1.05 % H	1.05%	1.05%	1.04%	1.05% H
Expenses net of all reductions, if any	1.05% H	1.04%	1.04%	1.04%	1.01% H
Net investment income (loss)	1.10% H	1.56%	1.45%	1.48%	1.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$23,726	$15,781	$9,326	$5,563	$3,908
Portfolio turnover rate J	69 % H	49%	50%	36%	43% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable International Equity Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.65	$9.75	$7.87	$7.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.16	.14	.12	.08
Net realized and unrealized gain (loss)	.92	1.92	1.88	.58	(2.87)
Total from investment operations	.99	2.08	2.02	.70	(2.79)
Distributions from net investment income	(.25)	(.18)	(.14)	(.04)	-
Total distributions	(.25)	(.18)	(.14)	(.04)	-
Net asset value, end of period	$12.39	$11.65	$9.75	$7.87	$7.21
Total Return D,E	8.67%	21.72%	25.98%	9.73%	(27.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.08% H	2.10%	2.60%	3.74%	7.52% H,I
Expenses net of fee waivers, if any	1.05 % H	1.05%	1.05%	1.04%	1.05% H
Expenses net of all reductions, if any	1.05% H	1.05%	1.04%	1.04%	1.03% H
Net investment income (loss)	1.10% H	1.56%	1.45%	1.48%	1.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$330	$323	$249	$199	$180
Portfolio turnover rate J	69 % H	49%	50%	36%	43% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable International Equity Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.68	$9.79	$7.89	$7.22	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.18	.15	.14	.09
Net realized and unrealized gain (loss)	.94	1.92	1.89	.57	(2.87)
Total from investment operations	1.01	2.10	2.04	.71	(2.78)
Distributions from net investment income	(.23)	(.21)	(.14)	(.04)	-
Total distributions	(.23)	(.21)	(.14)	(.04)	-
Net asset value, end of period	$12.46	$11.68	$9.79	$7.89	$7.22
Total Return D,E	8.79%	21.88%	26.18%	9.86%	(27.80)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.99% H	2.12%	2.48%	3.56%	7.46% H,I
Expenses net of fee waivers, if any	.90 % H	.90%	.90%	.89%	.90% H
Expenses net of all reductions, if any	.90% H	.90%	.89%	.89%	.90% H
Net investment income (loss)	1.25% H	1.71%	1.60%	1.63%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$538	$517	$338	$287	$181
Portfolio turnover rate J	69 % H	49%	50%	36%	43% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable International Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,699,356
Gross unrealized depreciation	(542,519)
Net unrealized appreciation (depreciation)	$5,156,837
Tax cost	$20,716,555

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(440,940)
Long-term	(4,707)
Total capital loss carryforward	$(445,647)

Due to large subscriptions in a prior period, approximately $166,045 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $74,614 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable International Equity Fund	13,768,091	7,297,575
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.82
Class M	.79
Class C	.78
Fidelity Sustainable International Equity Fund	.88
Class I	.79
Class Z	.73

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.82
Class M	.79
Class C	.78
Fidelity Sustainable International Equity Fund	.81
Class I	.79
Class Z	.73

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Sustainable International Equity Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable International Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.04) %.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	531	399
Class M	.25%	.25%	1,150	773
Class C	.75%	.25%	1,736	1,619
			3,417	2,791
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	195
Class M	6
Class CA	5
206

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable International Equity Fund	6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable International Equity Fund	1,008,060	617,988	(2,250)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Sustainable International Equity Fund	13
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	2,116
Class M	1.55%	2,298
Class C	2.05%	1,711
Fidelity Sustainable International Equity Fund	1.05%	96,031
Class I	1.05%	1,641
Class Z	.90%	2,800
		106,597
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $126.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Sustainable International Equity Fund
Distributions to shareholders
Class A	$7,093	$4,752
Class M	7,776	3,796
Class C	4,243	2,180
Fidelity Sustainable International Equity Fund	383,747	176,943
Class I	6,909	4,626
Class Z	9,665	13,149
Total	$419,433	$205,446
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Sustainable International Equity Fund
Class A
Shares sold	8,322	1,137	$102,544	$10,618
Reinvestment of distributions	622	491	7,093	4,752
Shares redeemed	-	(81)	-	(766)
Net increase (decrease)	8,944	1,547	$109,637	$14,604
Class M
Shares sold	442	9,943	$5,255	$92,805
Reinvestment of distributions	683	393	7,776	3,796
Shares redeemed	(1)	(3)	(8)	(38)
Net increase (decrease)	1,124	10,333	$13,023	$96,563
Class C
Shares sold	821	1,895	$9,945	$19,476
Reinvestment of distributions	374	226	4,243	2,180
Shares redeemed	(50)	(121)	(572)	(1,201)
Net increase (decrease)	1,145	2,000	$13,616	$20,455
Fidelity Sustainable International Equity Fund
Shares sold	705,525	706,434	$8,353,829	$7,436,128
Reinvestment of distributions	31,293	16,573	356,432	160,261
Shares redeemed	(175,115)	(325,272)	(2,078,523)	(3,369,841)
Net increase (decrease)	561,703	397,735	$6,631,738	$4,226,548
Class I
Shares sold	-	1,710	$ -	$20,006
Reinvestment of distributions	606	478	6,909	4,626
Shares redeemed	(1,747)	(1)	(20,297)	(6)
Net increase (decrease)	(1,141)	2,187	$(13,388)	$24,626
Class Z
Shares sold	432	29,923	$5,137	$296,820
Reinvestment of distributions	688	1,158	7,884	11,208
Shares redeemed	(2,180)	(21,380)	(25,804)	(230,505)
Net increase (decrease)	(1,060)	9,701	$(12,783)	$77,523
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable International Equity Fund	52%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904430.104
SIC-SANN-0626
Fidelity® Series Emerging Markets Fund
Fidelity® Series Emerging Markets Opportunities Fund
Fidelity® Series International Growth Fund
Fidelity® Series International Small Cap Fund
Fidelity® Series International Value Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Emerging Markets Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.9%
	Shares	Value ($)
ARGENTINA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
YPF SA Class D ADR (a)(d)	237,276	10,715,383
AUSTRALIA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Anglogold Ashanti Plc	1,184,363	111,010,344
BRAZIL - 5.0%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Vibra Energia SA	6,142,626	41,308,099
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Raia Drogasil SA	4,836,513	21,429,197
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
PRIO SA/Brazil (a)	5,109,016	68,518,469
Financials - 1.2%
Banks - 0.5%
Itau Unibanco Holding SA	3,019,933	26,340,100
NU Holdings Ltd/Cayman Islands Class A (a)	856,189	12,397,617
		38,737,717
Capital Markets - 0.5%
Banco BTG Pactual SA unit	3,377,768	40,477,554
Financial Services - 0.2%
StoneCo Ltd Class A (d)	1,124,926	12,351,687
TOTAL FINANCIALS		91,566,958
Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	4,716,101	43,724,746
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	1,764,329	28,864,422
Utilities - 1.3%
Electric Utilities - 0.9%
Axia Energia SA	5,404,489	67,722,554
Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,686,945	31,376,919
TOTAL UTILITIES		99,099,473
TOTAL BRAZIL		394,511,364
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Chile	95,236,400	17,853,187
CHINA - 23.9%
Communication Services - 4.4%
Entertainment - 0.4%
Netease Inc	425,900	9,969,971
Netease Inc ADR	198,650	23,343,362
		33,313,333
Interactive Media & Services - 4.0%
Baidu Inc A Shares (a)	2,252,952	35,576,401
Tencent Holdings Ltd	4,556,402	276,720,617
		312,297,018
TOTAL COMMUNICATION SERVICES		345,610,351
Consumer Discretionary - 6.3%
Automobiles - 1.1%
BYD Co Ltd H Shares	6,354,679	84,531,008
Broadline Retail - 3.1%
Alibaba Group Holding Ltd	11,031,939	181,817,541
Alibaba Group Holding Ltd ADR	201,400	26,560,632
JD.com Inc A Shares	502,000	7,605,362
JD.com Inc ADR	247,253	7,496,711
PDD Holdings Inc Class A ADR (a)	99,122	9,900,305
		233,380,551
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc ADR	326,500	17,856,284
Hotels, Restaurants & Leisure - 1.9%
H World Group Ltd ADR (d)	1,216,660	62,828,322
Luckin Coffee Inc ADR (a)	286,000	10,010,000
Meituan B Shares (a)(b)(c)	1,445,400	15,551,330
Trip.com Group Ltd ADR (a)	776,866	42,113,906
Yum China Holdings Inc	428,637	20,767,463
		151,271,021
TOTAL CONSUMER DISCRETIONARY		487,038,864
Consumer Staples - 0.6%
Beverages - 0.5%
Eastroc Beverage Group Co Ltd A Shares (China)	377,600	11,282,738
Kweichow Moutai Co Ltd A Shares (China)	137,225	27,836,681
		39,119,419
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares (d)	1,217,763	11,245,462
TOTAL CONSUMER STAPLES		50,364,881
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
PetroChina Co Ltd H Shares	16,773,519	25,873,393
Financials - 4.4%
Banks - 1.9%
China Construction Bank Corp H Shares	99,655,079	112,490,649
China Merchants Bank Co Ltd H Shares	1,577,986	9,550,824
Industrial & Commercial Bank of China Ltd H Shares	34,093,677	30,716,707
		152,758,180
Insurance - 2.5%
China Life Insurance Co Ltd H Shares	11,020,692	40,655,931
China Pacific Insurance Group Co Ltd H Shares	4,423,138	19,308,626
People's Insurance Co Group of China Ltd/The H Shares	10,134,000	6,933,852
PICC Property & Casualty Co Ltd H Shares	12,633,958	22,821,509
Ping An Insurance Group Co of China Ltd H Shares	12,395,740	100,753,848
		190,473,766
TOTAL FINANCIALS		343,231,946
Health Care - 1.8%
Biotechnology - 0.4%
Innovent Biologics Inc (a)(b)(c)	1,230,791	14,372,479
Zai Lab Ltd ADR (a)(d)	894,582	19,358,754
		33,731,233
Life Sciences Tools & Services - 1.0%
Wuxi Apptec Co Ltd H Shares (b)(c)	3,958,365	69,540,220
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	7,289,815	34,915,797
TOTAL HEALTH CARE		138,187,250
Industrials - 3.2%
Electrical Equipment - 1.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,206,886	77,533,989
Ningbo Deye Technology Co Ltd A Shares (China)	1,497,500	33,177,562
		110,711,551
Machinery - 1.8%
Airtac International Group	789,000	36,955,571
Huaming Power Equipment Co Ltd A Shares (China)	5,946,000	21,423,158
Sany Heavy Equipment International Holdings Co Ltd	5,194,000	7,179,599
UBTech Robotics Corp Ltd H Shares (a)	559,602	7,672,140
Weichai Power Co Ltd H Shares	14,185,000	70,512,045
		143,742,513
TOTAL INDUSTRIALS		254,454,064
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.0%
Victory Giant Technology Huizhou Co Ltd H Shares	36,600	1,501,459
Semiconductors & Semiconductor Equipment - 0.7%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	326,100	12,036,735
Montage Technology Co Ltd A Shares (China)	1,383,900	35,567,324
		47,604,059
Technology Hardware, Storage & Peripherals - 0.3%
Xiaomi Corp B Shares (a)(b)(c)	7,300,747	27,393,878
TOTAL INFORMATION TECHNOLOGY		76,499,396
Materials - 1.9%
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd H Shares	4,693,643	11,759,648
Metals & Mining - 1.8%
Chuangxin Industries Holdings Ltd H Shares	6,905,331	20,066,973
MMG Ltd (a)	42,678,046	46,044,749
Zijin Mining Group Co Ltd H Shares	15,728,068	73,041,176
		139,152,898
TOTAL MATERIALS		150,912,546
TOTAL CHINA		1,872,172,691
GREECE - 0.6%
Financials - 0.6%
Banks - 0.6%
Eurobank SA	6,377,783	27,545,849
National Bank of Greece SA	1,450,074	22,847,730

TOTAL GREECE		50,393,579
HUNGARY - 1.4%
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	516,426	69,235,666
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	898,561	37,848,754
TOTAL HUNGARY		107,084,420
INDIA - 8.0%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd	3,431,633	68,600,803
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Mahindra & Mahindra Ltd	302,217	9,912,280
Broadline Retail - 0.1%
Meesho	3,450,577	7,075,746
TOTAL CONSUMER DISCRETIONARY		16,988,026
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Coal India Ltd	5,781,100	29,404,038
Reliance Industries Ltd	4,784,812	72,571,230
TOTAL ENERGY		101,975,268
Financials - 3.6%
Banks - 3.2%
Axis Bank Ltd	1,565,501	20,998,235
HDFC Bank Ltd	13,260,422	108,462,259
ICICI Bank Ltd	7,416,183	99,516,801
State Bank of India	2,369,366	26,800,964
		255,778,259
Capital Markets - 0.1%
HDFC Asset Management Co Ltd (b)(c)	236,058	6,773,513
Consumer Finance - 0.3%
Bajaj Finance Ltd	2,137,635	21,233,204
TOTAL FINANCIALS		283,784,976
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	914,613	9,623,505
Industrials - 0.6%
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	1,142,803	48,548,016
Information Technology - 0.2%
IT Services - 0.2%
Tata Consultancy Services Ltd	478,512	12,557,757
Materials - 0.2%
Metals & Mining - 0.2%
Tata Steel Ltd	7,597,531	16,989,950
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
NTPC Ltd	16,576,477	69,996,681
TOTAL INDIA		629,064,982
INDONESIA - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	41,258,947	6,749,261
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	33,645,302	11,407,112
TOTAL INDONESIA		18,156,373
KOREA (SOUTH) - 17.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
KT Corp	401,120	16,631,799
Entertainment - 0.3%
HYBE Co Ltd	114,870	20,714,915
TOTAL COMMUNICATION SERVICES		37,346,714
Consumer Discretionary - 1.0%
Automobiles - 1.0%
Hyundai Motor Co	130,219	47,502,127
Kia Corp	322,454	33,471,965
TOTAL CONSUMER DISCRETIONARY		80,974,092
Consumer Staples - 0.8%
Personal Care Products - 0.3%
APR Corp/Korea	88,070	25,451,086
Tobacco - 0.5%
KT&G Corp	299,526	36,343,199
TOTAL CONSUMER STAPLES		61,794,285
Financials - 1.6%
Banks - 1.6%
KB Financial Group Inc	449,923	49,585,165
Shinhan Financial Group Co Ltd	714,237	48,814,274
Woori Financial Group Inc	1,188,323	27,272,644
TOTAL FINANCIALS		125,672,083
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (a)(b)(c)	22,291	22,367,671
Industrials - 1.8%
Aerospace & Defense - 0.7%
Hanwha Aerospace Co Ltd	35,302	34,127,006
Korea Aerospace Industries Ltd	160,795	18,540,030
		52,667,036
Electrical Equipment - 0.9%
LS Electric Co Ltd	366,188	70,776,362
Machinery - 0.2%
Samsung Heavy Industries Co Ltd (a)	958,120	21,239,596
TOTAL INDUSTRIALS		144,682,994
Information Technology - 11.1%
Semiconductors & Semiconductor Equipment - 4.3%
SK Hynix Inc	384,135	344,758,470
Technology Hardware, Storage & Peripherals - 6.8%
Samsung Electronics Co Ltd	3,512,298	532,303,928
TOTAL INFORMATION TECHNOLOGY		877,062,398
TOTAL KOREA (SOUTH)		1,349,900,237
MALAYSIA - 0.2%
Financials - 0.2%
Banks - 0.2%
CIMB Group Holdings Bhd	6,131,943	11,846,546
MEXICO - 3.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	12,661,921	16,823,607
Consumer Staples - 0.5%
Beverages - 0.3%
Fomento Economico Mexicano SAB de CV ADR	179,070	21,173,237
Food Products - 0.2%
Gruma SAB de CV Series B	1,201,533	20,852,205
TOTAL CONSUMER STAPLES		42,025,442
Financials - 1.2%
Banks - 1.2%
Grupo Financiero Banorte SAB de CV	8,485,814	92,142,382
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	1,093,478	14,511,893
Materials - 0.7%
Construction Materials - 0.7%
Cemex SAB de CV ADR	4,657,466	57,286,832
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Corp Inmobiliaria Vesta SAB de CV ADR	441,761	15,726,692
TOTAL MEXICO		238,516,848
PERU - 0.5%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	126,688	41,068,449
PHILIPPINES - 0.5%
Industrials - 0.5%
Transportation Infrastructure - 0.5%
International Container Terminal Services Inc	3,188,315	37,038,261
POLAND - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (a)(b)(c)	931,612	7,644,780
Financials - 0.4%
Banks - 0.4%
Powszechna Kasa Oszczednosci Bank Polski SA	1,236,859	32,293,185
TOTAL POLAND		39,937,965
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC (a)(e)	568,462	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (a)(e)	5,098,115	1
TOTAL RUSSIA		1
SAUDI ARABIA - 1.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (b)(c)	1,375,200	10,178,790
Financials - 1.4%
Banks - 1.4%
Al Rajhi Bank	3,526,987	64,464,727
Saudi National Bank/The	4,381,991	45,893,776
TOTAL FINANCIALS		110,358,503
TOTAL SAUDI ARABIA		120,537,293
SOUTH AFRICA - 3.0%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Naspers Ltd Class N	956,542	51,796,677
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Shoprite Holdings Ltd	1,531,747	25,817,397
Financials - 1.2%
Banks - 0.9%
Capitec Bank Holdings Ltd	197,503	51,282,248
Standard Bank Group Ltd	935,965	18,007,950
		69,290,198
Financial Services - 0.3%
FirstRand Ltd	4,991,796	26,440,112
TOTAL FINANCIALS		95,730,310
Materials - 0.8%
Chemicals - 0.8%
Sasol Ltd (a)	4,465,486	62,068,258
TOTAL SOUTH AFRICA		235,412,642
TAIWAN - 23.6%
Industrials - 1.2%
Electrical Equipment - 1.2%
Bizlink Holding Inc	1,052,842	94,838,823
Information Technology - 22.4%
Communications Equipment - 0.3%
Accton Technology Corp	307,376	22,582,805
Electronic Equipment, Instruments & Components - 4.2%
Chroma ATE Inc	705,000	48,326,176
Delta Electronics Inc	2,287,927	160,952,474
Elite Material Co Ltd	647,727	96,821,433
Hon Hai Precision Industry Co Ltd	2,230,880	15,811,363
Yageo Corp	1,172,253	11,989,963
		333,901,409
Semiconductors & Semiconductor Equipment - 17.9%
ASE Technology Holding Co Ltd	6,507,129	102,321,569
eMemory Technology Inc	13,000	1,651,595
MediaTek Inc	1,401,643	117,383,795
Taiwan Semiconductor Manufacturing Co Ltd	17,086,401	1,189,944,270
		1,411,301,229
TOTAL INFORMATION TECHNOLOGY		1,767,785,443
TOTAL TAIWAN		1,862,624,266
THAILAND - 0.6%
Financials - 0.4%
Banks - 0.4%
Kasikornbank PCL	5,133,994	30,846,080
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Airports of Thailand PCL	9,854,449	15,600,275
TOTAL THAILAND		46,446,355
TURKEY - 0.5%
Industrials - 0.5%
Aerospace & Defense - 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,904,000	36,309,950
UNITED ARAB EMIRATES - 0.8%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	13,899,048	21,417,498
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	3,928,096	14,758,031
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC	4,740,200	9,949,890
Emaar Properties PJSC	5,408,500	17,375,052
TOTAL REAL ESTATE		27,324,942
TOTAL UNITED ARAB EMIRATES		63,500,471
UNITED STATES - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd H Shares (a)	1,049,138	23,814,561
TOTAL COMMON STOCKS (Cost $4,207,709,894)		7,317,916,168

International Equity Funds - 3.1%
	Shares	Value ($)
iShares Core MSCI Emerging Markets ETF (Cost $236,947,432)	3,172,100	248,978,129

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	329,944,508	330,010,497
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	60,320,789	60,326,820
TOTAL MONEY MARKET FUNDS (Cost $390,337,317)			390,337,317

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,834,994,643)	7,957,231,614
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(78,164,619)
NET ASSETS - 100.0%	7,879,066,995

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $208,738,458 or 2.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $208,738,458 or 2.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	153,857,026	1,273,584,366	1,097,427,210	2,971,036	(3,685)	-	330,010,497	329,944,508	0.5%
Fidelity Securities Lending Cash Central Fund	53,652,710	298,149,535	291,474,750	320,543	(675)	-	60,326,820	60,320,789	0.2%
Total	207,509,736	1,571,733,901	1,388,901,960	3,291,579	(4,360)	-	390,337,317

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	475,130,736	40,166,969	434,963,767	-
Consumer Discretionary	685,750,538	246,486,502	439,264,036	-
Consumer Staples	201,431,202	89,272,036	112,159,166	-
Energy	238,678,801	110,830,140	127,848,661	-
Financials	1,422,188,994	615,400,250	806,788,743	1
Health Care	231,841,741	57,207,508	174,634,233	-
Industrials	689,709,022	94,546,589	595,162,433	-
Information Technology	2,733,904,994	-	2,733,904,994	-
Materials	427,132,352	197,161,598	229,970,754	-
Real Estate	43,051,634	43,051,634	-	-
Utilities	169,096,154	99,099,473	69,996,681	-

International Equity Funds	248,978,129	248,978,129	-	-

Money Market Funds	390,337,317	390,337,317	-	-
Total Investments in Securities:	7,957,231,614	2,232,538,145	5,724,693,468	1
Fidelity® Series Emerging Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $76,794,430) - See accompanying schedule:
Unaffiliated issuers (cost $4,444,657,326)	$7,566,894,297
Fidelity Central Funds (cost $390,337,317)	390,337,317

Total Investment in Securities (cost $4,834,994,643)		$7,957,231,614
Foreign currency held at value (cost $2,086,245)		2,086,240
Receivable for investments sold		69,314,588
Receivable for fund shares sold		157,148,396
Dividends receivable		10,768,140
Distributions receivable from Fidelity Central Funds		613,596
Receivable from investment adviser for expense reductions		62,078
Other receivables		1,496,616
Total assets		8,198,721,268
Liabilities
Payable for investments purchased	$221,914,995
Payable for fund shares redeemed	26,554,817
Other payables and accrued expenses	10,856,965
Collateral on securities loaned	60,327,496
Total liabilities		319,654,273
Net Assets		$7,879,066,995
Net Assets consist of:
Paid in capital		$4,527,443,328
Total accumulated earnings (loss)		3,351,623,667
Net Assets		$7,879,066,995
Net Asset Value, offering price and redemption price per share ($7,879,066,995 ÷ 546,395,867 shares)		$14.42
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$64,686,380
Income from Fidelity Central Funds (including $320,543 from security lending)		3,291,579
Security lending		22,381
Income before foreign taxes withheld		$68,000,340
Less foreign taxes withheld		(6,812,480)
Total income		61,187,860
Expenses
Custodian fees and expenses	$654,496
Independent trustees' fees and expenses	10,337
Total expenses before reductions	664,833
Expense reductions	(216,625)
Total expenses after reductions		448,208
Net Investment income (loss)		60,739,652
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $906,946)	467,633,080
Fidelity Central Funds	(4,360)
Foreign currency transactions	(2,399,846)
Total net realized gain (loss)		465,228,874
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $16,110,154)	933,875,954
Assets and liabilities in foreign currencies	78,467
Total change in net unrealized appreciation (depreciation)		933,954,421
Net gain (loss)		1,399,183,295
Net increase (decrease) in net assets resulting from operations		$1,459,922,947
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,739,652	$124,398,905
Net realized gain (loss)	465,228,874	327,939,808
Change in net unrealized appreciation (depreciation)	933,954,421	1,161,118,436
Net increase (decrease) in net assets resulting from operations	1,459,922,947	1,613,457,149
Distributions to shareholders	(152,290,177)	(147,929,266)

Share transactions
Proceeds from sales of shares	591,004,058	756,721,008
Reinvestment of distributions	152,290,177	147,929,266
Cost of shares redeemed	(764,267,869)	(1,722,955,111)

Net increase (decrease) in net assets resulting from share transactions	(20,973,634)	(818,304,837)
Total increase (decrease) in net assets	1,286,659,136	647,223,046

Net Assets
Beginning of period	6,592,407,859	5,945,184,813
End of period	$7,879,066,995	$6,592,407,859

Other Information
Shares
Sold	43,120,987	78,984,751
Issued in reinvestment of distributions	13,256,981	16,418,342
Redeemed	(60,517,424)	(178,559,102)
Net increase (decrease)	(4,139,456)	(83,156,009)

Financial Highlights
Fidelity® Series Emerging Markets Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.97	$9.38	$7.72	$6.94	$11.31	$9.65
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.22	.24	.23	.20
Net realized and unrealized gain (loss)	2.62	2.63	1.65	.74	(4.24)	1.62
Total from investment operations	2.73	2.84	1.87	.98	(4.01)	1.82
Distributions from net investment income	(.28)	(.25)	(.21)	(.20)	(.30)	(.16)
Distributions from net realized gain	-	-	-	-	(.07)	-
Total distributions	(.28)	(.25)	(.21)	(.20)	(.36) C	(.16)
Net asset value, end of period	$14.42	$11.97	$9.38	$7.72	$6.94	$11.31
Total Return D,E	23.40%	31.12%	24.61%	14.04%	(36.53)%	18.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H	.02%	.03%	.03%	.04%	.04%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.78% H	2.15%	2.52%	2.96%	2.61%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$7,879,067	$6,592,408	$5,945,185	$4,904,858	$2,436,744	$3,239,693
Portfolio turnover rate I	97 % H	100%	91%	90%	65%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Emerging Markets Opportunities Fund
Consolidated Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
ARGENTINA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
YPF SA Class D ADR (b)(c)	784,200	35,414,472
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc (South Africa)	2,089,600	194,619,128
BRAZIL - 5.2%
Consumer Discretionary - 0.5%
Household Durables - 0.1%
Construtora Tenda S/A	1,760,300	9,989,182
Cury Construtora e Incorporadora SA	1,538,300	9,338,280
		19,327,462
Specialty Retail - 0.3%
Vibra Energia SA	14,641,773	98,463,396
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	7,212,993	31,492,570
TOTAL CONSUMER DISCRETIONARY		149,283,428
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleo Brasileiro SA - Petrobras ADR (c)	2,834,235	62,438,197
Petroleo Brasileiro SA - Petrobras ADR (PN)	3,378,300	67,160,604
PRIO SA/Brazil (b)	8,938,600	119,878,110
TOTAL ENERGY		249,476,911
Financials - 1.6%
Banks - 0.7%
Itau Unibanco Holding SA ADR	23,923,751	208,136,634
Capital Markets - 0.9%
B3 SA - Brasil Bolsa Balcao	42,686,100	155,424,368
XP Inc Class A	6,689,430	128,169,478
		283,593,846
TOTAL FINANCIALS		491,730,480
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	4,981,418	22,664,758
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	9,738,740	90,291,521
Localiza Rent a Car SA (PN)	458,483	4,086,885
TOTAL INDUSTRIALS		94,378,406
Materials - 1.0%
Metals & Mining - 0.9%
Metalurgica Gerdau SA	38,171,920	76,547,350
Vale SA ADR	12,653,970	207,018,949
		283,566,299
Paper & Forest Products - 0.1%
Dexco SA	26,189,304	27,554,884
TOTAL MATERIALS		311,121,183
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	2,449,751	13,174,374
Utilities - 0.9%
Electric Utilities - 0.7%
Axia Energia SA	6,304,700	79,002,916
Axia Energia SA Series C	1,657,146	20,062,584
Equatorial SA	8,651,095	73,935,607
Isa Energia Brasil sa	4,459,000	26,573,183
Transmissora Alianca de Energia Eletrica S/A unit	2,654,300	22,791,881
		222,366,171
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	11,108,250	74,364,572
TOTAL UTILITIES		296,730,743
TOTAL BRAZIL		1,628,560,283
CHILE - 0.6%
Financials - 0.1%
Banks - 0.1%
Banco de Chile	302,646,000	56,734,563
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	3,058,144	147,707,808
TOTAL CHILE		204,442,371
CHINA - 22.8%
Communication Services - 4.7%
Entertainment - 0.4%
Netease Inc	649,062	15,194,012
Netease Inc ADR	988,823	116,196,591
		131,390,603
Interactive Media & Services - 4.3%
Baidu Inc A Shares (b)	4,550,083	71,850,433
Baidu Inc Class A ADR (b)(c)	364,726	46,148,781
Tencent Holdings Ltd	20,142,309	1,223,288,061
		1,341,287,275
TOTAL COMMUNICATION SERVICES		1,472,677,878
Consumer Discretionary - 6.0%
Automobile Components - 0.4%
Fuyao Glass Industry Group Co Ltd A Shares (China)	6,659,300	57,676,093
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	939,650	7,158,593
Hesai Group ADR (b)(c)	1,465,198	33,230,691
Hesai Group B Shares (c)	1,577,130	35,515,155
		133,580,532
Automobiles - 1.0%
BYD Co Ltd A Shares (China)	4,389,212	66,639,299
BYD Co Ltd H Shares	13,212,824	175,759,205
XPeng Inc A Shares (b)	6,322,599	50,533,466
		292,931,970
Broadline Retail - 3.2%
Alibaba Group Holding Ltd	48,182,616	794,098,367
JD.com Inc A Shares	3,760,000	56,964,465
PDD Holdings Inc Class A ADR (b)(c)	1,407,613	140,592,386
		991,655,218
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc	13,931,015	76,014,616
New Oriental Education & Technology Group Inc ADR	382,584	20,923,519
		96,938,135
Hotels, Restaurants & Leisure - 0.6%
H World Group Ltd ADR (c)	1,814,235	93,687,096
Luckin Coffee Inc ADR (b)	891,919	31,217,165
Yum China Holdings Inc	406,552	19,697,444
Yum China Holdings Inc (Hong Kong)	1,088,799	53,278,486
		197,880,191
Textiles, Apparel & Luxury Goods - 0.5%
Laopu Gold Co Ltd H Shares (c)	1,421,518	101,494,647
Shenzhou International Group Holdings Ltd	6,992,403	42,621,660
		144,116,307
TOTAL CONSUMER DISCRETIONARY		1,857,102,353
Consumer Staples - 0.8%
Beverages - 0.6%
China Resources Beer Holdings Co Ltd	9,052,166	31,191,097
Kweichow Moutai Co Ltd A Shares (China)	402,626	81,674,415
Tsingtao Brewery Co Ltd H Shares	10,431,084	72,116,511
		184,982,023
Food Products - 0.1%
Uni-President China Holdings Ltd	27,799,000	25,587,518
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares (c)	3,596,300	33,210,119
TOTAL CONSUMER STAPLES		243,779,660
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PetroChina Co Ltd H Shares	98,474,000	151,897,556
Financials - 4.3%
Banks - 2.9%
Bank of Chengdu Co Ltd A Shares (China)	25,359,100	71,169,116
Bank of Ningbo Co Ltd A Shares (China)	17,293,700	84,758,543
China Construction Bank Corp H Shares	607,243,076	685,455,959
Huaxia Bank Co Ltd A Shares (China)	65,958,154	67,088,053
		908,471,671
Capital Markets - 0.1%
China International Capital Corp Ltd H Shares (d)(e)	20,542,400	53,629,891
Insurance - 1.3%
China Life Insurance Co Ltd H Shares	22,095,538	81,511,638
Ping An Insurance Group Co of China Ltd H Shares	40,015,270	325,248,226
		406,759,864
TOTAL FINANCIALS		1,368,861,426
Health Care - 1.3%
Biotechnology - 0.6%
Akeso Inc (b)(d)(e)	2,827,452	49,599,065
Clover Biopharmaceuticals Ltd (b)	5,077,500	1,948,904
CStone Pharmaceuticals (b)(c)(d)(e)	3,403,659	4,087,955
Innovent Biologics Inc (b)(d)(e)	5,906,366	68,971,190
Remegen Co Ltd H Shares (b)(d)(e)	1,093,777	14,179,843
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)	281,850	17,048,312
Zai Lab Ltd (b)(c)	9,924,189	21,299,692
		177,134,961
Life Sciences Tools & Services - 0.4%
Wuxi Apptec Co Ltd H Shares (d)(e)	6,636,860	116,595,791
WuXi XDC Cayman Inc (b)	3,048,488	23,147,880
		139,743,671
Pharmaceuticals - 0.3%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	13,087,617	62,685,347
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	3,511,904	27,838,460
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares (c)	1,982,671	16,532,080
		107,055,887
TOTAL HEALTH CARE		423,934,519
Industrials - 2.1%
Construction & Engineering - 0.1%
Sinopec Engineering Group Co Ltd H Shares	35,842,887	28,956,843
Electrical Equipment - 1.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,791,500	243,577,372
Hongfa Technology Co Ltd A Shares	7,410,820	33,957,843
Hongfa Technology Co Ltd A Shares (China)	7,440,600	34,094,301
		311,629,516
Machinery - 1.0%
Airtac International Group	2,503,000	117,236,747
Shenzhen Inovance Technology Co Ltd A Shares (China)	8,094,100	81,653,151
Yangzijiang Shipbuilding (Holdings) Ltd	36,753,300	125,345,829
		324,235,727
TOTAL INDUSTRIALS		664,822,086
Information Technology - 0.7%
Communications Equipment - 0.0%
Hengtong Optic-electric Co Ltd A Shares (China)	1,177,300	11,419,188
Electronic Equipment, Instruments & Components - 0.0%
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	1,064,500	16,218,196
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2,469,562	137,301,978
Montage Technology Co Ltd A Shares (China)	983,100	25,266,447
Shanghai Fudan Microelectronics Group Co Ltd H Shares	3,661,000	18,296,600
		180,865,025
Software - 0.1%
Pony AI Inc ADR (b)(c)	2,274,752	22,451,802
TOTAL INFORMATION TECHNOLOGY		230,954,211
Materials - 1.8%
Construction Materials - 0.4%
Anhui Conch Cement Co Ltd H Shares	19,768,000	49,527,569
China Jushi Co Ltd A Shares (China)	14,980,100	76,096,581
		125,624,150
Metals & Mining - 1.4%
Aluminum Corp of China Ltd A Shares (China)	46,884,400	80,988,349
MMG Ltd (b)	168,532,000	181,826,825
Zijin Mining Group Co Ltd A Shares (China)	35,398,100	174,451,887
		437,267,061
TOTAL MATERIALS		562,891,211
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd	5,972,900	10,259,505
China Resources Land Ltd	10,943,220	45,978,307
KE Holdings Inc A Shares	5,616,300	31,185,247
Longfor Group Holdings Ltd (c)(d)(e)	4,305,500	4,458,033
TOTAL REAL ESTATE		91,881,092
Utilities - 0.3%
Gas Utilities - 0.3%
ENN Energy Holdings Ltd	4,998,100	39,181,678
Kunlun Energy Co Ltd	57,808,000	55,631,276
TOTAL UTILITIES		94,812,954
TOTAL CHINA		7,163,614,946
FRANCE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	94,600	22,982,649
GREECE - 0.6%
Financials - 0.6%
Banks - 0.6%
Alpha Bank SA	19,760,764	79,304,585
Piraeus Bank SA	12,996,369	121,262,849

TOTAL GREECE		200,567,434
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	41,618,380	1,363,085
INDIA - 9.8%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	10,046,981	200,846,350
Consumer Discretionary - 1.1%
Automobiles - 0.5%
Mahindra & Mahindra Ltd	4,474,645	146,761,867
Broadline Retail - 0.6%
Meesho	47,625,376	97,660,502
Meesho (g)	39,468,303	80,955,573
		178,616,075
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	383,929	18,125,288
TOTAL CONSUMER DISCRETIONARY		343,503,230
Consumer Staples - 0.2%
Tobacco - 0.2%
ITC Ltd	18,706,154	62,285,385
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Coal India Ltd	15,656,300	79,631,636
Reliance Industries Ltd	18,952,384	287,450,753
TOTAL ENERGY		367,082,389
Financials - 3.6%
Banks - 2.3%
Canara Bank	58,544,028	83,559,829
HDFC Bank Ltd	45,364,401	371,053,454
ICICI Bank Ltd	21,374,849	286,826,337
		741,439,620
Consumer Finance - 0.9%
Bajaj Finance Ltd	15,885,101	157,787,268
Shriram Finance Ltd	13,418,017	133,455,524
		291,242,792
Financial Services - 0.1%
Pine Labs Ltd (g)	8,022,102	16,503,983
Insurance - 0.3%
HDFC Life Insurance Co Ltd (d)(e)	13,457,567	83,594,109
TOTAL FINANCIALS		1,132,780,504
Health Care - 0.6%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	4,240,978	44,623,324
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	548,794	37,762,891
Pharmaceuticals - 0.4%
Sun Pharmaceutical Industries Ltd	4,084,462	78,244,249
Torrent Pharmaceuticals Ltd	648,418	28,648,527
		106,892,776
TOTAL HEALTH CARE		189,278,991
Industrials - 1.2%
Aerospace & Defense - 0.7%
Bharat Electronics Ltd	26,759,400	122,167,117
Hindustan Aeronautics Ltd (e)	2,209,352	101,441,791
		223,608,908
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	3,898,016	165,593,671
TOTAL INDUSTRIALS		389,202,579
Materials - 0.4%
Construction Materials - 0.2%
JK Cement Ltd	1,020,821	57,173,548
Metals & Mining - 0.2%
Tata Steel Ltd	34,990,600	78,247,598
TOTAL MATERIALS		135,421,146
Real Estate - 0.1%
Office REITs - 0.0%
Embassy Office Parks REIT	1,083,800	4,859,482
Real Estate Management & Development - 0.1%
Godrej Properties Ltd (b)	1,153,978	22,409,495
Sunteck Realty Ltd	2,343,600	8,436,964
		30,846,459
TOTAL REAL ESTATE		35,705,941
Utilities - 0.8%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	27,721,272	93,355,233
Independent Power and Renewable Electricity Producers - 0.5%
NHPC Ltd	60,634,800	53,370,490
NTPC Ltd	25,105,245	106,010,693
		159,381,183
TOTAL UTILITIES		252,736,416
TOTAL INDIA		3,108,842,931
INDONESIA - 1.1%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.1%
Sumber Alfaria Trijaya Tbk PT	758,427,300	58,041,418
Food Products - 0.4%
First Resources Ltd	40,651,946	111,671,059
TOTAL CONSUMER STAPLES		169,712,477
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	287,933,286	97,620,973
Bank Rakyat Indonesia Persero Tbk PT	338,307,356	58,525,350
Bank Syariah Indonesia Persero Tbk PT	217,909,760	22,379,549
TOTAL FINANCIALS		178,525,872
TOTAL INDONESIA		348,238,349
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	960,400	55,933,792
KOREA (SOUTH) - 17.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
KT Corp	387,436	16,064,415
Entertainment - 0.1%
HYBE Co Ltd	219,838	39,644,166
Interactive Media & Services - 0.4%
Kakao Corp	2,650,427	85,873,076
NAVER Corp	195,255	28,226,898
		114,099,974
TOTAL COMMUNICATION SERVICES		169,808,555
Consumer Discretionary - 0.5%
Automobiles - 0.3%
Kia Corp	986,338	102,385,678
Household Durables - 0.2%
Coway Co Ltd	1,184,290	69,294,526
TOTAL CONSUMER DISCRETIONARY		171,680,204
Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp	364,790	44,262,052
Financials - 1.8%
Banks - 1.4%
KB Financial Group Inc	2,413,419	265,978,352
Woori Financial Group Inc	6,524,842	149,748,593
		415,726,945
Insurance - 0.4%
Samsung Life Insurance Co Ltd	697,284	119,354,854
TOTAL FINANCIALS		535,081,799
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(d)(e)	74,053	74,307,708
Industrials - 1.4%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	1,214,800	140,069,207
Electrical Equipment - 0.6%
LS Electric Co Ltd	841,268	162,599,234
Industrial Conglomerates - 0.2%
LG Corp	1,022,568	69,454,778
Machinery - 0.2%
HD Hyundai Marine Solution Co Ltd	375,820	68,386,777
TOTAL INDUSTRIALS		440,509,996
Information Technology - 13.0%
Electronic Equipment, Instruments & Components - 0.2%
Samsung Electro-Mechanics Co Ltd	95,770	55,294,495
Semiconductors & Semiconductor Equipment - 5.4%
Eugene Technology Co Ltd	148,000	13,385,670
SK Hynix Inc	1,889,483	1,695,797,747
		1,709,183,417
Technology Hardware, Storage & Peripherals - 7.4%
Samsung Electronics Co Ltd	15,150,107	2,296,064,132
TOTAL INFORMATION TECHNOLOGY		4,060,542,044
TOTAL KOREA (SOUTH)		5,496,192,358
KUWAIT - 0.4%
Financials - 0.4%
Banks - 0.4%
Kuwait Finance House KSCP	53,943,882	138,587,534
MEXICO - 2.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series B	96,296,217	127,946,601
Consumer Staples - 0.3%
Beverages - 0.2%
Arca Continental SAB de CV	4,444,900	53,401,904
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	15,965,200	50,330,799
TOTAL CONSUMER STAPLES		103,732,703
Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	21,900,878	237,808,543
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,416,800	60,627,182
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	10,517,197	129,361,523
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	12,733,400	21,860,759
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	4,865,384	17,318,578
TOTAL REAL ESTATE		39,179,337
TOTAL MEXICO		698,655,889
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (d)(e)	730,577	13,787,663
PANAMA - 0.2%
Industrials - 0.2%
Passenger Airlines - 0.2%
Copa Holdings SA Class A	632,729	73,194,091
PERU - 0.5%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	499,187	161,821,450
PHILIPPINES - 0.2%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
SM Investments Corp	2,353,000	23,435,544
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	55,543,224	13,698,434
SM Prime Holdings Inc	34,525,200	10,708,879
TOTAL REAL ESTATE		24,407,313
TOTAL PHILIPPINES		47,842,857
POLAND - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	399,654	30,386,405
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (b)	2,003,259	16,647,082
ROMANIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	421,700	15,128,080
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (b)(f)	10,986,900	110
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	12,899,053	2
Sberbank of Russia PJSC ADR (b)(f)	19,633,994	196
TOTAL FINANCIALS		198
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (b)(e)(f)	6,035,400	60
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(f)	98,230	0
TOTAL RUSSIA		368
SAUDI ARABIA - 2.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	785,607	25,136,073
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (d)(e)	20,008,000	148,092,809
Financials - 1.4%
Banks - 1.4%
Al Rajhi Bank	12,761,440	233,248,023
Saudi National Bank/The	19,088,043	199,914,233
TOTAL FINANCIALS		433,162,256
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	333,143	21,531,492
Industrials - 0.3%
Electrical Equipment - 0.3%
Electrical Industries Co	16,348,980	79,162,106
TOTAL SAUDI ARABIA		707,084,736
SINGAPORE - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	860,958	73,078,115
SOUTH AFRICA - 3.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	5,881,400	73,793,342
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Naspers Ltd Class N	4,755,684	257,519,929
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Pick n Pay Stores Ltd (b)	27,977,387	33,087,470
Shoprite Holdings Ltd	6,205,076	104,585,750
TOTAL CONSUMER STAPLES		137,673,220
Financials - 1.3%
Banks - 0.6%
Capitec Bank Holdings Ltd	700,155	181,797,352
Financial Services - 0.7%
FirstRand Ltd	35,610,751	188,619,935
TOTAL FINANCIALS		370,417,287
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Bidvest Group Ltd	2,896,600	40,570,659
Materials - 0.8%
Chemicals - 0.3%
Sasol Ltd (b)	7,344,400	102,083,875
Metals & Mining - 0.5%
Impala Platinum Holdings Ltd	11,442,702	160,392,922
TOTAL MATERIALS		262,476,797
TOTAL SOUTH AFRICA		1,142,451,234
TAIWAN - 24.8%
Consumer Staples - 0.2%
Food Products - 0.2%
Uni-President Enterprises Corp	21,804,000	47,910,727
Financials - 0.7%
Banks - 0.7%
CTBC Financial Holding Co Ltd	131,728,798	218,575,802
Industrials - 0.6%
Electrical Equipment - 0.6%
Bizlink Holding Inc	1,977,417	178,123,500
Information Technology - 23.3%
Communications Equipment - 0.2%
Accton Technology Corp	937,000	68,841,056
Electronic Equipment, Instruments & Components - 2.9%
Chroma ATE Inc	939,636	64,409,950
Delta Electronics Inc	7,149,705	502,971,777
Elite Material Co Ltd	1,188,973	177,726,218
Gold Circuit Electronics Ltd	673,000	30,560,932
Hon Hai Precision Industry Co Ltd	1,620,000	11,481,750
Unimicron Technology Corp	3,505,011	99,870,822
Universal Microwave Technology Inc	186,000	9,283,720
Yageo Corp	2,108,000	21,560,910
		917,866,079
Semiconductors & Semiconductor Equipment - 20.0%
ASE Technology Holding Co Ltd	14,800,025	232,723,492
ASPEED Technology Inc	29,000	15,639,215
eMemory Technology Inc	133,303	16,935,583
Hon Precision Inc	238,000	37,470,137
Jentech Precision Industrial Co Ltd	288,000	50,299,201
MediaTek Inc	4,651,693	389,566,656
MPI Corp	181,437	29,224,912
Taiwan Semiconductor Manufacturing Co Ltd	79,198,292	5,515,588,317
Visual Photonics Epitaxy Co Ltd	523,000	5,845,070
		6,293,292,583
Technology Hardware, Storage & Peripherals - 0.2%
Asia Vital Components Co Ltd	827,000	75,955,493
TOTAL INFORMATION TECHNOLOGY		7,355,955,211
TOTAL TAIWAN		7,800,565,240
THAILAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
PTT Global Chemical PCL	65,629,500	79,909,899
TURKEY - 1.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
BIM Birlesik Magazalar AS	4,611,000	75,668,373
Financials - 0.1%
Banks - 0.1%
Akbank TAS	27,345,100	44,299,488
Industrials - 0.6%
Aerospace & Defense - 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	20,017,000	186,172,199
Materials - 0.2%
Construction Materials - 0.2%
Oyak Cimento Fabrikalari AS	95,350,000	50,012,338
TOTAL TURKEY		356,152,398
UNITED ARAB EMIRATES - 1.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	35,499,220	54,701,909
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	26,403,439	99,198,894
Abu Dhabi Islamic Bank PJSC	19,807,197	118,203,632
TOTAL FINANCIALS		217,402,526
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC	12,993,000	27,272,884
Emaar Properties PJSC	18,081,035	58,086,143
RAK Properties PJSC (b)	17,736,300	5,166,710
TOTAL REAL ESTATE		90,525,737
TOTAL UNITED ARAB EMIRATES		362,630,172
UNITED STATES - 0.8%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR (c)	1,094,800	69,957,720
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd ADR (b)	139,674	41,241,542
BeOne Medicines Ltd H Shares (b)	1,440,491	32,697,949
TOTAL HEALTH CARE		73,939,491
Materials - 0.4%
Construction Materials - 0.4%
Titan SA	2,161,272	116,986,926
TOTAL UNITED STATES		260,884,137
TOTAL COMMON STOCKS (Cost $16,045,855,482)		30,439,579,148

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Bytedance Ltd Series E1 (b)(f)(h)	399,541	120,461,612
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(f)(h)	668,281	4,631,187
TOTAL CHINA		125,092,799
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (b)(f)(h)	566,129	3,023,129
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $66,215,724)		128,115,928

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Creditas Financial Solutions Ltd Series G2 (f)(h)	245,239	51,392,285
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Hyundai Motor Co Series 2	812,035	137,773,923
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $98,673,481)		189,166,208

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026	3.62 to 3.64	2,000,000	1,997,413
US Treasury Bills 0% 5/7/2026	3.62	180,000	179,892
US Treasury Bills 0% 6/11/2026	3.64	590,000	587,581
US Treasury Bills 0% 6/18/2026	3.64 to 3.66	840,000	835,959
US Treasury Bills 0% 6/25/2026 (j)	3.61 to 3.63	43,030,000	42,791,461
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,395,078)			46,392,306

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	231,411,071	231,457,353
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	274,740,728	274,768,202
TOTAL MONEY MARKET FUNDS (Cost $506,222,689)			506,225,555

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $16,763,362,454)	31,309,479,145
NET OTHER ASSETS (LIABILITIES) - 0.9%	287,805,841
NET ASSETS - 100.0%	31,597,284,986

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	8,960	6/2026	732,121,600	9,357,686

The notional amount of long futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $701,147,997 or 2.2% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $802,589,848 or 2.5% of net assets.

(f)	Level 3 security.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $97,459,556 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $179,508,213 or 0.6% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,600,356.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	43,779,377

Creditas Financial Solutions Ltd Series G2	1/28/2022 - 7/28/2023	33,309,389

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	9,491,694

Gupshup Inc	6/8/2021	12,944,653

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/9/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	399,856,291	5,432,228,001	5,600,639,307	6,902,669	12,369	(1)	231,457,353	231,411,071	0.4%
Fidelity Securities Lending Cash Central Fund	296,882,546	2,711,529,815	2,733,629,443	3,007,311	(14,716)	-	274,768,202	274,740,728	0.8%
Total	696,738,837	8,143,757,816	8,334,268,750	9,909,980	(2,347)	(1)	506,225,555

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,093,469,298	411,118,802	1,682,350,496	-
Consumer Discretionary	2,877,303,332	604,971,205	2,272,332,127	-
Consumer Staples	940,958,389	373,008,088	567,950,301	-
Energy	1,099,606,525	580,626,470	518,979,945	110
Financials	5,786,357,162	2,273,226,976	3,513,129,988	198
Health Care	805,656,959	85,437,792	720,219,167	-
Industrials	2,230,198,348	534,104,643	1,696,093,705	-
Information Technology	11,647,451,466	22,451,802	11,624,999,664	-
Materials	1,990,508,019	949,808,906	1,040,699,053	60
Real Estate	308,661,457	156,667,111	151,994,346	-
Utilities	659,408,193	311,858,823	347,549,370	-

Convertible Preferred Stocks
Communication Services	120,461,612	-	-	120,461,612
Health Care	4,631,187	-	-	4,631,187
Information Technology	3,023,129	-	-	3,023,129

Non-Convertible Preferred Stocks
Consumer Discretionary	137,773,923	-	137,773,923	-
Financials	51,392,285	-	-	51,392,285

U.S. Treasury Obligations	46,392,306	-	46,392,306	-

Money Market Funds	506,225,555	506,225,555	-	-
Total Investments in Securities:	31,309,479,145	6,809,506,173	24,320,464,391	179,508,581
Derivative Instruments:

Assets
Futures Contracts	9,357,686	9,357,686	-	-
Total Assets	9,357,686	9,357,686	-	-
Total Derivative Instruments:	9,357,686	9,357,686	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,357,686	-
Total Equity Risk	9,357,686	-
Total Value of Derivatives	9,357,686	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Opportunities Fund
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $323,749,951) - See accompanying schedule:
Unaffiliated issuers (cost $16,257,139,765)	$30,803,253,590
Fidelity Central Funds (cost $506,222,689)	506,225,555

Total Investment in Securities (cost $16,763,362,454)		$31,309,479,145
Cash		365,269
Foreign currency held at value (cost $34,701,017)		34,699,909
Receivable for investments sold		124,548,194
Receivable for fund shares sold		813,680,668
Dividends receivable		23,160,805
Distributions receivable from Fidelity Central Funds		2,227,518
Receivable for variation margin on futures contracts		1,763,450
Receivable from investment adviser for expense reductions		729
Other receivables		3,655,767
Total assets		32,313,581,454
Liabilities
Payable for investments purchased	$275,039,955
Payable for fund shares redeemed	1,410,460
Deferred taxes	163,266,554
Other payables and accrued expenses	1,808,552
Collateral on securities loaned	274,770,947
Total liabilities		716,296,468
Net Assets		$31,597,284,986
Net Assets consist of:
Paid in capital		$17,025,263,647
Total accumulated earnings (loss)		14,572,021,339
Net Assets		$31,597,284,986
Net Asset Value, offering price and redemption price per share ($31,597,284,986 ÷ 1,070,888,022 shares)		$29.51
Consolidated Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$248,934,188
Income from Fidelity Central Funds (including $3,007,311 from security lending)		9,909,980
Security lending		191,297
Income before foreign taxes withheld		$259,035,465
Less foreign taxes withheld		(29,513,512)
Total income		229,521,953
Expenses
Custodian fees and expenses	$2,509,578
Independent trustees' fees and expenses	41,352
Interest	139,667
Total expenses before reductions	2,690,597
Expense reductions	(742,995)
Total expenses after reductions		1,947,602
Net Investment income (loss)		227,574,351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $16,549,593)	1,645,751,401
Fidelity Central Funds	(2,347)
Foreign currency transactions	(9,352,610)
Futures contracts	12,850,853
Total net realized gain (loss)		1,649,247,297
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $67,490,560)	3,555,975,060
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	300,842
Futures contracts	6,636,751
Total change in net unrealized appreciation (depreciation)		3,562,912,652
Net gain (loss)		5,212,159,949
Net increase (decrease) in net assets resulting from operations		$5,439,734,300
Consolidated Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$227,574,351	$540,622,954
Net realized gain (loss)	1,649,247,297	904,800,297
Change in net unrealized appreciation (depreciation)	3,562,912,652	4,980,851,119
Net increase (decrease) in net assets resulting from operations	5,439,734,300	6,426,274,370
Distributions to shareholders	(635,086,825)	(440,747,266)

Share transactions
Proceeds from sales of shares	3,091,259,364	2,869,220,136
Reinvestment of distributions	635,086,825	440,747,266
Cost of shares redeemed	(3,601,570,141)	(6,436,203,328)

Net increase (decrease) in net assets resulting from share transactions	124,776,048	(3,126,235,926)
Total increase (decrease) in net assets	4,929,423,523	2,859,291,178

Net Assets
Beginning of period	26,667,861,463	23,808,570,285
End of period	$31,597,284,986	$26,667,861,463

Other Information
Shares
Sold	115,157,659	143,029,372
Issued in reinvestment of distributions	26,617,218	23,295,310
Redeemed	(142,212,174)	(323,790,729)
Net increase (decrease)	(437,297)	(157,466,047)

Consolidated Financial Highlights
Fidelity® Series Emerging Markets Opportunities Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.89	$19.38	$15.84	$14.17	$24.69	$21.49
Income from Investment Operations
Net investment income (loss) A,B	.22	.48	.42	.46	.48	.47
Net realized and unrealized gain (loss)	5.00	5.41	3.61	1.58	(8.30)	3.48
Total from investment operations	5.22	5.89	4.03	2.04	(7.82)	3.95
Distributions from net investment income	(.60)	(.38)	(.49)	(.37)	(.68)	(.33)
Distributions from net realized gain	-	-	-	-	(2.01)	(.41)
Total distributions	(.60)	(.38)	(.49)	(.37)	(2.70) C	(.75) C
Net asset value, end of period	$29.51	$24.89	$19.38	$15.84	$14.17	$24.69
Total Return D,E	21.56%	31.02%	25.97%	14.40%	(35.33)%	18.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H	.02%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.67% H	2.33%	2.32%	2.82%	2.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$31,597,285	$26,667,861	$23,808,570	$20,165,712	$22,330,277	$29,188,538
Portfolio turnover rate I	56 % H	45%	49%	41%	37%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series International Growth Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRIA - 1.2%
Financials - 1.2%
Banks - 1.2%
Erste Group Bank AG	1,979,700	218,749,141
BELGIUM - 1.6%
Financials - 1.6%
Banks - 1.6%
KBC Group NV	2,136,356	283,955,601
CANADA - 2.2%
Industrials - 0.5%
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd	999,440	86,924,461
Materials - 1.7%
Metals & Mining - 1.7%
Franco-Nevada Corp	1,324,148	305,489,381
TOTAL CANADA		392,413,842
CHINA - 0.6%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	1,878,900	114,109,854
FINLAND - 1.1%
Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	3,116,989	198,277,375
FRANCE - 12.3%
Consumer Discretionary - 1.6%
Textiles, Apparel & Luxury Goods - 1.6%
LVMH Moet Hennessy Louis Vuitton SE	523,723	277,460,910
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
EssilorLuxottica SA	796,224	168,536,408
Industrials - 8.9%
Aerospace & Defense - 6.4%
Airbus SE	2,596,948	535,385,450
Safran SA	1,835,886	589,526,529
		1,124,911,979
Electrical Equipment - 2.5%
Legrand SA	2,426,044	434,658,845
TOTAL INDUSTRIALS		1,559,570,824
Materials - 0.8%
Chemicals - 0.8%
Air Liquide SA	738,975	158,983,385
TOTAL FRANCE		2,164,551,527
GERMANY - 2.4%
Industrials - 1.4%
Aerospace & Defense - 1.4%
Rheinmetall AG	155,400	247,277,868
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	802,300	177,022,096
TOTAL GERMANY		424,299,964
ITALY - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Interpump Group SpA	1,580,620	66,375,287
JAPAN - 13.6%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
USS Co Ltd	8,700,011	93,963,766
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	1,408,900	263,103,342
Industrials - 4.0%
Construction & Engineering - 0.3%
SHO-BOND Holdings Co Ltd	7,143,900	60,428,167
Machinery - 3.7%
Komatsu Ltd	2,879,500	123,294,429
Mitsubishi Heavy Industries Ltd	17,456,734	521,011,906
		644,306,335
TOTAL INDUSTRIALS		704,734,502
Information Technology - 7.6%
Electronic Equipment, Instruments & Components - 2.5%
Azbil Corp	16,962,620	150,963,197
Keyence Corp	613,143	281,227,801
		432,190,998
Semiconductors & Semiconductor Equipment - 5.1%
Advantest Corp	2,034,600	379,897,603
Disco Corp	798,900	380,102,636
Lasertec Corp	520,100	143,744,417
		903,744,656
TOTAL INFORMATION TECHNOLOGY		1,335,935,654
TOTAL JAPAN		2,397,737,264
NETHERLANDS - 9.6%
Consumer Staples - 0.3%
Food Products - 0.3%
Magnum Ice Cream Co NV/The	3,241,700	47,329,488
Industrials - 0.1%
Machinery - 0.1%
Aalberts NV	699,411	26,497,481
Aalberts NV rights (a)(b)	701,311	946,557
TOTAL INDUSTRIALS		27,444,038
Information Technology - 9.2%
Semiconductors & Semiconductor Equipment - 9.2%
ASML Holding NV	1,008,059	1,457,195,940
BE Semiconductor Industries NV	574,851	166,779,383
TOTAL INFORMATION TECHNOLOGY		1,623,975,323
TOTAL NETHERLANDS		1,698,748,849
SWEDEN - 9.0%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Autoliv Inc	700,234	81,178,128
Industrials - 7.9%
Building Products - 2.2%
Assa Abloy AB B Shares	10,105,937	384,633,642
Machinery - 4.9%
Atlas Copco AB A Shares	23,732,244	447,770,914
Epiroc AB A Shares	14,387,217	415,350,463
		863,121,377
Trading Companies & Distributors - 0.8%
AddTech AB B Shares	4,039,832	145,880,695
TOTAL INDUSTRIALS		1,393,635,714
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Lagercrantz Group AB B Shares	4,219,871	110,241,573
TOTAL SWEDEN		1,585,055,415
SWITZERLAND - 6.3%
Financials - 2.5%
Capital Markets - 2.5%
UBS Group AG	10,026,395	442,708,936
Industrials - 3.8%
Electrical Equipment - 2.6%
ABB Ltd	4,556,010	460,793,685
Machinery - 1.2%
Schindler Holding AG	136,832	45,882,106
Schindler Holding AG participation certificate	459,148	160,659,197
		206,541,303
TOTAL INDUSTRIALS		667,334,988
TOTAL SWITZERLAND		1,110,043,924
TAIWAN - 5.2%
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
Taiwan Semiconductor Manufacturing Co Ltd	13,052,885	909,039,048
UNITED KINGDOM - 11.8%
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 2.0%
Compass Group PLC	12,357,500	349,099,375
Leisure Products - 0.6%
Games Workshop Group PLC	436,400	115,737,720
TOTAL CONSUMER DISCRETIONARY		464,837,095
Health Care - 2.4%
Pharmaceuticals - 2.4%
Astrazeneca PLC	2,248,458	426,751,504
Industrials - 6.8%
Aerospace & Defense - 6.4%
BAE Systems PLC	20,401,395	567,435,436
Rolls-Royce Holdings PLC	33,731,017	542,784,688
		1,110,220,124
Trading Companies & Distributors - 0.4%
Howden Joinery Group PLC	7,425,800	78,513,187
TOTAL INDUSTRIALS		1,188,733,311
TOTAL UNITED KINGDOM		2,080,321,910
UNITED STATES - 20.9%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.8%
InterContinental Hotels Group PLC ADR	2,183,575	314,172,771
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
PriceSmart Inc	547,927	85,980,705
Financials - 0.5%
Financial Services - 0.5%
Mastercard Inc Class A	87,431	43,970,798
Visa Inc Class A	137,370	45,310,121
TOTAL FINANCIALS		89,280,919
Health Care - 2.4%
Pharmaceuticals - 2.4%
Novartis AG	2,805,388	414,607,365
Industrials - 6.9%
Electrical Equipment - 6.9%
GE Vernova Inc	529,200	573,367,032
Schneider Electric SE	2,030,300	646,059,372
TOTAL INDUSTRIALS		1,219,426,404
Materials - 8.8%
Chemicals - 3.6%
Linde PLC	916,101	459,094,856
Sherwin-Williams Co/The	555,081	178,519,600
		637,614,456
Construction Materials - 5.2%
CRH PLC	5,294,840	627,014,953
Holcim AG	2,914,650	270,848,015
		897,862,968
TOTAL MATERIALS		1,535,477,424
TOTAL UNITED STATES		3,658,945,588
TOTAL COMMON STOCKS (Cost $10,638,550,195)		17,302,624,589

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Bytedance Ltd Series E1 (b)(c)(d) (Cost $18,859,141)	172,113	51,892,069

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $553,574,596)	3.69	553,463,904	553,574,596

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $11,210,983,932)	17,908,091,254
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(290,133,280)
NET ASSETS - 100.0%	17,617,957,974

Legend

(a)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,892,069 or 0.3% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	309,869,261	2,852,971,441	2,609,249,290	9,493,046	(16,816)	-	553,574,596	553,463,904	0.9%
Fidelity Securities Lending Cash Central Fund	-	36,768,472	36,770,267	22,665	1,795	-	-	-	0.0%
Total	309,869,261	2,889,739,913	2,646,019,557	9,515,711	(15,021)	-	553,574,596

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	114,109,854	-	114,109,854	-
Consumer Discretionary	1,231,612,670	1,137,648,904	93,963,766	-
Consumer Staples	133,310,193	133,310,193	-	-
Financials	1,034,694,597	815,945,456	218,749,141	-
Health Care	1,272,998,619	426,751,504	846,247,115	-
Industrials	7,359,734,772	2,463,005,802	4,896,728,970	-
Information Technology	3,979,191,598	277,020,956	3,702,170,642	-
Materials	2,176,972,286	1,570,118,790	606,853,496	-

Convertible Preferred Stocks
Communication Services	51,892,069	-	-	51,892,069

Money Market Funds	553,574,596	553,574,596	-	-
Total Investments in Securities:	17,908,091,254	7,377,376,201	10,478,822,984	51,892,069
Fidelity® Series International Growth Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,657,409,336)	$17,354,516,658
Fidelity Central Funds (cost $553,574,596)	553,574,596

Total Investment in Securities (cost $11,210,983,932)		$17,908,091,254
Foreign currency held at value (cost $9,403,609)		9,403,290
Receivable for investments sold		85,804,846
Receivable for fund shares sold		6,340,366
Dividends receivable		37,916,834
Reclaims receivable		57,535,182
Interest receivable		311
Distributions receivable from Fidelity Central Funds		1,864,882
Other receivables		130,431
Total assets		18,107,087,396
Liabilities
Payable for investments purchased
Regular delivery	$57,304,229
Delayed delivery	946,558
Payable for fund shares redeemed	430,647,955
Other payables and accrued expenses	230,680
Total liabilities		489,129,422
Net Assets		$17,617,957,974
Net Assets consist of:
Paid in capital		$9,863,502,247
Total accumulated earnings (loss)		7,754,455,727
Net Assets		$17,617,957,974
Net Asset Value, offering price and redemption price per share ($17,617,957,974 ÷ 868,334,189 shares)		$20.29
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$132,913,750
Foreign Tax Reclaims		8,328,414
Income from Fidelity Central Funds (including $22,665 from security lending)		9,515,711
Security lending		381
Income before foreign taxes withheld		$150,758,256
Less foreign taxes withheld		(17,047,158)
Total income		133,711,098
Expenses
Custodian fees and expenses	$370,498
Independent trustees' fees and expenses	25,631
Total expenses before reductions	396,129
Expense reductions	(130)
Total expenses after reductions		395,999
Net Investment income (loss)		133,315,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,601,362)	890,227,676
Redemptions in-kind	113,281,947
Fidelity Central Funds	(15,021)
Foreign currency transactions	(489,484)
Total net realized gain (loss)		1,003,005,118
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $6,403,596)	(150,448,147)
Assets and liabilities in foreign currencies	2,122,539
Total change in net unrealized appreciation (depreciation)		(148,325,608)
Net gain (loss)		854,679,510
Net increase (decrease) in net assets resulting from operations		$987,994,609
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,315,099	$229,315,680
Net realized gain (loss)	1,003,005,118	1,422,567,833
Change in net unrealized appreciation (depreciation)	(148,325,608)	904,826,917
Net increase (decrease) in net assets resulting from operations	987,994,609	2,556,710,430
Distributions to shareholders	(1,283,365,917)	(578,924,668)

Share transactions
Proceeds from sales of shares	2,421,100,912	2,138,905,253
Reinvestment of distributions	1,283,365,917	578,924,668
Cost of shares redeemed	(1,876,678,240)	(3,584,020,289)

Net increase (decrease) in net assets resulting from share transactions	1,827,788,589	(866,190,368)
Total increase (decrease) in net assets	1,532,417,281	1,111,595,394

Net Assets
Beginning of period	16,085,540,693	14,973,945,299
End of period	$17,617,957,974	$16,085,540,693

Other Information
Shares
Sold	119,796,171	114,148,794
Issued in reinvestment of distributions	67,652,394	31,931,863
Redeemed	(88,620,088)	(188,609,753)
Net increase (decrease)	98,828,477	(42,529,096)

Financial Highlights
Fidelity® Series International Growth Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.90	$18.44	$14.80	$13.75	$20.51	$18.01
Income from Investment Operations
Net investment income (loss) A,B	.16	.29	.26	.22	.21	.20
Net realized and unrealized gain (loss)	.89	2.92	3.60	1.33	(5.38)	5.19
Total from investment operations	1.05	3.21	3.86	1.55	(5.17)	5.39
Distributions from net investment income	(.33)	(.28)	(.22)	(.20)	(.28)	(.24)
Distributions from net realized gain	(1.33)	(.47)	-	(.30)	(1.31)	(2.65)
Total distributions	(1.66)	(.75)	(.22)	(.50)	(1.59)	(2.89)
Net asset value, end of period	$20.29	$20.90	$18.44	$14.80	$13.75	$20.51
Total Return C,D	5.56%	18.02%	26.26%	11.31%	(27.31)%	33.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% G	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % G,H	-% G	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	-% G,H	-% G	.01%	.01%	.01%	.01%
Net investment income (loss)	1.60% H	1.52%	1.44%	1.42%	1.32%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$17,617,958	$16,085,541	$14,973,945	$12,848,087	$12,392,171	$15,467,124
Portfolio turnover rate I	63 % H,J	36% J	26% J	19% J	22% J	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series International Small Cap Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
AUSTRALIA - 3.1%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Whitehaven Coal Ltd	1,775,000	10,846,371
Financials - 1.3%
Financial Services - 0.2%
Cuscal Ltd	2,175,000	7,386,998
Insurance - 1.1%
AUB Group Ltd	225,600	4,201,545
Steadfast Group Ltd	9,393,607	28,893,168
		33,094,713
TOTAL FINANCIALS		40,481,711
Materials - 1.4%
Metals & Mining - 1.4%
Imdex Ltd	15,274,505	44,931,152
Real Estate - 0.1%
Retail REITs - 0.1%
Charter Hall Retail REIT	1,097,873	3,115,099
TOTAL AUSTRALIA		99,374,333
BELGIUM - 3.0%
Financials - 2.4%
Banks - 2.4%
KBC Ancora	838,533	76,468,009
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Fagron	150,000	4,225,140
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Melexis NV (b)	100,000	8,373,993
Real Estate - 0.2%
Industrial REITs - 0.2%
Warehouses De Pauw CVA	280,000	7,361,133
Warehouses De Pauw CVA rights (a)(e)	280,000	404,205
TOTAL REAL ESTATE		7,765,338
TOTAL BELGIUM		96,832,480
BRAZIL - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Orizon Valorizacao de Residuos SA (a)	475,000	7,817,864
BURKINA FASO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp (a)	150,000	2,524,385
CANADA - 3.7%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TerraVest Industries Inc	72,000	7,344,440
Financials - 0.2%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	60,000	5,055,398
Industrials - 1.4%
Trading Companies & Distributors - 1.4%
Richelieu Hardware Ltd (b)	1,526,720	44,643,368
Information Technology - 0.2%
Software - 0.2%
Lumine Group Inc Subordinate Voting Shares (a)(c)	360,000	5,358,854
Materials - 1.7%
Metals & Mining - 1.7%
OR Royalties Inc	1,309,800	48,241,833
Orla Mining Ltd	170,000	2,227,703
Triple Flag Precious Metals Corp	100,000	3,192,108
TOTAL MATERIALS		53,661,644
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Matters Inc (a)	700,000	2,963,154
TOTAL CANADA		119,026,858
CHINA - 0.4%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Chlitina Holding Ltd	2,306,670	7,796,326
Health Care - 0.2%
Pharmaceuticals - 0.2%
Consun Pharmaceutical Group Ltd	3,200,000	6,630,888
TOTAL CHINA		14,427,214
EGYPT - 0.2%
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Integrated Diagnostics Holdings PLC (c)(f)	14,026,647	7,854,922
FRANCE - 3.8%
Consumer Staples - 0.3%
Beverages - 0.3%
Laurent-Perrier	97,649	9,649,804
Health Care - 0.7%
Pharmaceuticals - 0.7%
Vetoquinol SA	261,180	23,603,111
Industrials - 2.5%
Aerospace & Defense - 1.5%
Exail Technologies SA (a)(b)	90,000	13,055,683
LISI SA	479,688	35,017,718
		48,073,401
Commercial Services & Supplies - 0.4%
Elis SA	420,000	12,944,421
Ground Transportation - 0.3%
Stef SA	75,000	10,228,360
Trading Companies & Distributors - 0.3%
Thermador Groupe	107,519	8,732,325
TOTAL INDUSTRIALS		79,978,507
Real Estate - 0.3%
Industrial REITs - 0.1%
ARGAN SA	45,000	3,237,513
Retail REITs - 0.2%
Carmila SA	280,000	5,580,002
TOTAL REAL ESTATE		8,817,515
TOTAL FRANCE		122,048,937
GERMANY - 1.8%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Auto1 Group SE (a)(b)	660,000	14,043,662
Fielmann Group AG	235,000	11,721,829
TOTAL CONSUMER DISCRETIONARY		25,765,491
Industrials - 0.9%
Aerospace & Defense - 0.6%
Montana Aerospace Ag (a)(b)(c)(f)	120,000	3,148,397
Rheinmetall AG	9,800	15,594,100
		18,742,497
Machinery - 0.3%
Norma Group SE (b)	42,782	738,103
Stabilus SE	423,400	8,557,021
		9,295,124
TOTAL INDUSTRIALS		28,037,621
Information Technology - 0.1%
Software - 0.1%
Mensch und Maschine Software SE	67,961	3,190,497
TOTAL GERMANY		56,993,609
GREECE - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Athens International Airport SA	947,400	10,796,704
INDONESIA - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Selamat Sempurna Tbk PT	59,800,000	6,268,118
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Sumber Alfaria Trijaya Tbk PT	56,000,000	4,285,604
TOTAL INDONESIA		10,553,722
IRELAND - 1.8%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Cairn Homes PLC	3,541,234	9,068,858
Industrials - 1.1%
Building Products - 0.2%
Kingspan Group PLC	70,000	6,461,530
Machinery - 0.2%
Mincon Group Plc	8,669,300	7,325,801
Trading Companies & Distributors - 0.7%
AerCap Holdings NV	160,000	22,753,601
TOTAL INDUSTRIALS		36,540,932
Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	10,949,300	13,775,892
TOTAL IRELAND		59,385,682
ISRAEL - 2.2%
Financials - 1.1%
Capital Markets - 1.1%
Tel Aviv Stock Exchange Ltd	714,457	36,040,965
Information Technology - 1.1%
Communications Equipment - 1.1%
Ituran Location and Control Ltd	623,735	35,927,136
TOTAL ISRAEL		71,968,101
ITALY - 3.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Pirelli & C SpA (c)(f)	850,000	5,835,975
Financials - 0.4%
Financial Services - 0.4%
BFF Bank SpA (a)(c)(f)	1,689,000	4,111,280
Generalfinance SpA	217,800	7,898,688
TOTAL FINANCIALS		12,009,968
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	80,000	4,660,798
Industrials - 2.5%
Commercial Services & Supplies - 0.2%
doValue SpA (a)(b)(c)(f)	2,313,933	5,703,069
Machinery - 2.3%
Interpump Group SpA	1,782,237	74,841,830
TOTAL INDUSTRIALS		80,544,899
TOTAL ITALY		103,051,640
JAPAN - 28.6%
Consumer Discretionary - 6.5%
Automobile Components - 0.5%
Niterra Co Ltd	160,000	8,648,884
Toyo Tire Corp	320,000	7,845,800
		16,494,684
Distributors - 0.3%
Central Automotive Products Ltd	750,237	8,650,813
Diversified Consumer Services - 0.5%
Aucnet Inc	2,231,240	17,178,829
Hotels, Restaurants & Leisure - 3.2%
Curves Holdings Co Ltd (d)	5,149,659	26,933,397
Gift Holdings Inc (b)	721,900	20,365,373
Koshidaka Holdings Co Ltd (b)(d)	4,693,759	30,057,998
Metaplanet Inc (a)(b)	725,000	1,558,833
Monogatari Corp/The	925,488	24,895,618
		103,811,219
Leisure Products - 0.4%
Yonex Co Ltd	800,000	13,546,001
Specialty Retail - 1.6%
Intermestic Inc	300,000	4,069,740
USS Co Ltd	4,261,500	46,025,987
		50,095,727
TOTAL CONSUMER DISCRETIONARY		209,777,273
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.4%
Belc Co Ltd	130,000	5,794,396
Kato Sangyo Co Ltd	110,000	4,300,497
Qol Holdings Co Ltd (b)	400,000	4,485,887
Tsuruha Holdings Inc	1,422,500	18,755,630
YAKUODO Holdings Co Ltd	914,600	10,319,556
		43,655,966
Food Products - 0.1%
Iwatsuka Confectionery Co Ltd	211,600	4,299,492
Personal Care Products - 0.2%
Artnature Inc	1,124,900	5,796,877
TOTAL CONSUMER STAPLES		53,752,335
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Itochu Enex Co Ltd	230,000	2,798,700
Iwatani Corp	750,000	9,220,175
San-Ai Obbli Co Ltd	1,268,872	18,671,137
TOTAL ENERGY		30,690,012
Financials - 3.6%
Banks - 3.6%
Chiba Bank Ltd/The	1,750,000	24,155,619
Hachijuni Nagano Bank Ltd	2,340,000	31,703,132
Hokuhoku Financial Group Inc	1,205,000	45,938,163
Kyoto Financial Group Inc	460,900	12,739,804
TOTAL FINANCIALS		114,536,718
Health Care - 1.3%
Health Care Equipment & Supplies - 1.0%
Medikit Co Ltd	608,800	11,595,875
Nagaileben Co Ltd	1,528,000	16,574,416
Techno Medica Co Ltd	283,000	3,976,914
		32,147,205
Health Care Technology - 0.3%
Software Service Inc	129,100	9,308,128
TOTAL HEALTH CARE		41,455,333
Industrials - 6.7%
Building Products - 0.1%
Nitto Boseki Co Ltd	21,000	3,858,351
Commercial Services & Supplies - 3.5%
CTS Co Ltd	500,000	2,766,210
Daiei Kankyo Co Ltd	1,845,000	44,320,348
Japan Elevator Service Holdings Co Ltd	3,815,000	38,596,612
Midac Holdings Co Ltd (b)	465,817	6,297,168
Park24 Co Ltd	875,000	10,289,554
Pronexus Inc	987,097	6,762,614
		109,032,506
Construction & Engineering - 0.9%
SHO-BOND Holdings Co Ltd	3,580,500	30,286,406
Machinery - 2.1%
Daifuku Co Ltd	180,000	7,869,899
Ebara Corp	63,000	2,155,098
Mitsuboshi Belting Ltd	242,952	6,121,093
Moriya Transportation Engineering & Manufacturing Co Ltd (b)	721,000	9,564,532
Namura Shipbuilding Co Ltd	230,000	6,024,430
NS Tool Co Ltd (d)	1,444,000	8,016,118
Tocalo Co Ltd	1,295,749	25,851,424
		65,602,594
Professional Services - 0.0%
Funai Soken Holdings Inc	93,752	668,878
Trading Companies & Distributors - 0.1%
Mitani Corp	280,000	4,642,547
TOTAL INDUSTRIALS		214,091,282
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 3.5%
Ai Holdings Corp	376,292	6,486,203
Azbil Corp	7,789,779	69,327,141
Ibiden Co Ltd	95,000	8,125,365
Maruwa Co Ltd/Aichi	17,000	8,030,918
Rigaku Holdings Corp (b)	620,000	10,775,702
Seikoh Giken Co Ltd (b)	13,000	2,417,498
Shimadzu Corp	200,000	4,649,096
		109,811,923
IT Services - 0.3%
NSD Co Ltd	630,180	10,817,959
Semiconductors & Semiconductor Equipment - 0.2%
Shibaura Mechatronics Corp	220,000	6,834,976
Software - 0.5%
Broadleaf Co Ltd	1,345,173	7,781,510
Miroku Jyoho Service Co Ltd	333,891	3,644,165
Systena Corp	1,950,000	5,334,350
		16,760,025
TOTAL INFORMATION TECHNOLOGY		144,224,883
Materials - 1.9%
Chemicals - 1.6%
KeePer Technical Laboratory Co Ltd (b)	120,000	2,273,337
Nihon Parkerizing Co Ltd	1,018,818	9,369,268
Nissan Chemical Corp	76,000	3,286,205
Osaka Soda Co Ltd	460,000	5,507,639
SK Kaken Co Ltd	459,120	30,753,600
		51,190,049
Construction Materials - 0.2%
Maeda Kosen Co Ltd	600,000	7,002,530
Containers & Packaging - 0.1%
FP Corp	170,000	2,511,550
TOTAL MATERIALS		60,704,129
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Arealink Co Ltd	747,000	4,807,684
Goldcrest Co Ltd	919,200	19,595,500
Katitas Co Ltd	220,000	4,391,773
SRE Holdings Corp	200,000	4,610,647
Tokyo Tatemono Co Ltd	250,000	5,752,695
TOTAL REAL ESTATE		39,158,299
Utilities - 0.2%
Electric Utilities - 0.2%
Shikoku Electric Power Co Inc	950,000	9,458,359
TOTAL JAPAN		917,848,623
KOREA (SOUTH) - 0.6%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
BGF retail Co Ltd	157,318	14,152,535
Financials - 0.1%
Insurance - 0.1%
Seoul Guarantee Insurance Co	130,000	4,230,042
TOTAL KOREA (SOUTH)		18,382,577
NETHERLANDS - 6.0%
Financials - 0.3%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	115,000	8,800,028
Industrials - 3.0%
Construction & Engineering - 0.4%
Koninklijke Heijmans N.V depository receipt (a)	118,000	11,917,125
Machinery - 2.5%
Aalberts NV	2,064,835	78,227,146
Aalberts NV rights (a)(b)(e)	2,064,835	2,786,902
		81,014,048
Trading Companies & Distributors - 0.1%
IMCD NV (a)(b)	31,000	3,643,772
TOTAL INDUSTRIALS		96,574,945
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
BE Semiconductor Industries NV	275,890	80,042,940
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CTP NV (c)(f)	400,000	7,548,917
TOTAL NETHERLANDS		192,966,830
NORWAY - 2.2%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TGS ASA	940,000	15,269,787
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Medistim ASA	393,375	9,553,399
Industrials - 1.3%
Aerospace & Defense - 1.1%
Kongsberg Gruppen ASA	1,084,540	36,289,076
Machinery - 0.2%
Kongsberg Maritime AS	1,084,540	7,107,976
TOTAL INDUSTRIALS		43,397,052
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Selvaag Bolig ASA (a)	840,000	3,164,269
TOTAL NORWAY		71,384,507
PHILIPPINES - 0.6%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	1,625,000	18,877,424
SINGAPORE - 0.6%
Industrials - 0.5%
Construction & Engineering - 0.5%
Boustead Singapore Ltd	8,200,000	15,440,658
Real Estate - 0.1%
Health Care REITs - 0.1%
Parkway Life Real Estate Investment Trust	1,600,000	5,062,598
TOTAL SINGAPORE		20,503,256
SPAIN - 1.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
CIE Automotive SA	120,000	4,084,302
Consumer Staples - 0.2%
Food Products - 0.2%
Viscofan SA	72,000	5,070,168
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Clinica Baviera SA	110,000	7,203,864
Industrials - 0.5%
Commercial Services & Supplies - 0.2%
Befesa SA (c)(f)	135,000	5,181,078
Machinery - 0.3%
Fluidra SA	348,620	8,138,150
TOTAL INDUSTRIALS		13,319,228
Materials - 0.1%
Containers & Packaging - 0.1%
Vidrala SA	50,000	4,512,684
TOTAL SPAIN		34,190,246
SWEDEN - 11.3%
Consumer Discretionary - 1.0%
Automobile Components - 0.6%
Autoliv Inc	157,900	18,305,347
Broadline Retail - 0.4%
Rusta AB	1,055,549	11,524,122
Household Durables - 0.0%
JM AB	210,969	2,634,613
TOTAL CONSUMER DISCRETIONARY		32,464,082
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Apotea Sverige AB (a)(b)	568,527	4,855,363
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	789,823	12,224,495
Industrials - 5.6%
Aerospace & Defense - 0.6%
INVISIO AB	683,872	19,702,684
Machinery - 0.2%
Beijer Alma AB B Shares	228,000	7,149,116
Trading Companies & Distributors - 4.8%
AddTech AB B Shares	2,617,896	94,533,756
Bergman & Beving AB B Shares	1,727,890	58,483,726
		153,017,482
TOTAL INDUSTRIALS		179,869,282
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 3.3%
Lagercrantz Group AB B Shares	4,035,155	105,415,980
Materials - 0.3%
Chemicals - 0.2%
KB Components AB	900,000	4,386,559
Metals & Mining - 0.1%
Alleima AB	446,403	3,962,278
TOTAL MATERIALS		8,348,837
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Intea Fastigheter AB B Shares	390,000	3,113,157
John Mattson Fastighetsforetagen AB	2,434,706	15,532,120
TOTAL REAL ESTATE		18,645,277
TOTAL SWEDEN		361,823,316
SWITZERLAND - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Huber + Suhner AG	10,000	2,898,829
TAIWAN - 1.4%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Addcn Technology Co Ltd (d)	3,352,661	16,457,912
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	60,000	5,404,732
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
eMemory Technology Inc	193,000	24,519,835
TOTAL TAIWAN		46,382,479
TURKEY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,571,000	16,159,523
UNITED KINGDOM - 16.9%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.2%
Zegona Communications plc	1,665,000	39,920,731
Interactive Media & Services - 0.2%
Trustpilot Group PLC (a)(c)(f)	1,700,000	6,023,768
TOTAL COMMUNICATION SERVICES		45,944,499
Consumer Discretionary - 3.3%
Automobile Components - 0.1%
AB Dynamics PLC	250,000	3,310,024
Broadline Retail - 0.1%
B&M European Value Retail plc	1,250,000	2,847,369
Hotels, Restaurants & Leisure - 0.1%
Dp Poland PLC (a)	42,210,188	4,681,157
Leisure Products - 3.0%
Games Workshop Group PLC	348,880	92,526,527
TOTAL CONSUMER DISCRETIONARY		103,365,077
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCC PLC	314,000	23,671,063
Financials - 0.5%
Banks - 0.5%
Metro Bank Holdings PLC (a)	8,217,445	16,683,376
Industrials - 6.6%
Aerospace & Defense - 0.4%
Avon Technologies PLC	606,500	14,228,084
Air Freight & Logistics - 0.1%
Ferrari Group PLC	405,000	3,869,172
Machinery - 2.2%
Bodycote PLC	5,301,261	49,125,235
Spirax Group PLC	200,897	19,595,204
		68,720,439
Marine Transportation - 0.4%
Clarkson PLC	190,634	12,544,836
Trading Companies & Distributors - 3.5%
Diploma PLC	482,600	45,574,838
Howden Joinery Group PLC	6,062,682	64,100,903
		109,675,741
TOTAL INDUSTRIALS		209,038,272
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 1.8%
Oxford Instruments PLC	1,490,000	58,514,155
Software - 0.2%
Pinewood Technologies Group PLC (a)(b)	1,600,000	5,453,886
TOTAL INFORMATION TECHNOLOGY		63,968,041
Materials - 1.8%
Construction Materials - 1.1%
SigmaRoc PLC (a)	20,913,473	35,088,724
Metals & Mining - 0.7%
Hill & Smith PLC	675,000	23,605,611
TOTAL MATERIALS		58,694,335
Real Estate - 0.6%
Diversified REITs - 0.3%
Shaftesbury Capital PLC	4,250,000	7,720,555
Industrial REITs - 0.1%
Segro PLC	400,000	3,782,885
Specialized REITs - 0.2%
Big Yellow Group PLC (The)	566,900	6,958,111
TOTAL REAL ESTATE		18,461,551
TOTAL UNITED KINGDOM		539,826,214
UNITED STATES - 3.2%
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 1.9%
InterContinental Hotels Group PLC ADR	424,200	61,033,897
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
PriceSmart Inc	184,712	28,985,007
Health Care - 0.2%
Biotechnology - 0.1%
Legend Biotech Corp ADR (a)	170,000	3,998,400
Health Care Equipment & Supplies - 0.1%
Anteris Technologies Global Corp (a)	406,236	2,498,351
TOTAL HEALTH CARE		6,496,751
Industrials - 0.2%
Building Products - 0.2%
Reliance Worldwide Corp Ltd	2,500,000	5,928,705
TOTAL UNITED STATES		102,444,360
TOTAL COMMON STOCKS (Cost $1,957,079,637)		3,126,344,635

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (a)(g)(h)	283	2,522,133
Valsoft Corp Series A-1.3 (a)(g)(h)	100	891,213
Valsoft Corp Series A-1.4 (a)(g)(h)	130	1,158,577

TOTAL CANADA		4,571,923
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,018,658)		4,571,923

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	43,417,729	43,426,412
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	55,444,589	55,450,134
TOTAL MONEY MARKET FUNDS (Cost $98,875,652)			98,876,546

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,061,973,947)	3,229,793,104
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(14,193,164)
NET ASSETS - 100.0%	3,215,599,940

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $50,766,260 or 1.6% of net assets.

(d)	Affiliated company.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,407,406 or 1.4% of net assets.

(g)	Level 3 security.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,571,923 or 0.1% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Valsoft Corp Series A-1.2	3/14/2025	3,314,980

Valsoft Corp Series A-1.3	3/17/2025	992,687

Valsoft Corp Series A-1.4	3/17/2025	1,710,991

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,886,143	920,371,557	934,831,127	1,293,735	(161)	-	43,426,412	43,417,729	0.1%
Fidelity Securities Lending Cash Central Fund	63,940,363	318,528,221	327,014,890	342,894	(3,560)	-	55,450,134	55,444,589	0.2%
Total	121,826,506	1,238,899,778	1,261,846,017	1,636,629	(3,721)	-	98,876,546

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Addcn Technology Co Ltd	20,238,502	-	1,086,899	440,329	(336,697)	(2,356,994)	16,457,912	3,352,661
Curves Holdings Co Ltd	26,063,023	-	1,948,723	318,476	(990,742)	3,809,839	26,933,397	5,149,659
Koshidaka Holdings Co Ltd	40,142,351	-	4,273,818	351,739	91,752	(5,902,287)	30,057,998	4,693,759
NS Tool Co Ltd	7,177,367	-	-	122,066	-	838,751	8,016,118	1,444,000
Total	93,621,243	-	7,309,440	1,232,610	(1,235,687)	(3,610,691)	81,465,425

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	62,402,411	45,944,499	16,457,912	-
Consumer Discretionary	457,663,073	241,617,682	216,045,391	-
Consumer Staples	128,547,142	48,560,342	79,986,800	-
Energy	87,821,673	46,285,290	41,536,383	-
Financials	314,306,215	155,057,744	159,248,471	-
Health Care	123,908,701	75,822,480	48,086,221	-
Industrials	1,109,359,827	849,617,026	259,742,801	-
Information Technology	471,022,159	302,277,441	168,744,718	-
Materials	233,377,166	127,741,885	105,635,281	-
Real Estate	128,477,909	81,141,913	47,335,996	-
Utilities	9,458,359	-	9,458,359	-

Convertible Preferred Stocks
Information Technology	4,571,923	-	-	4,571,923

Money Market Funds	98,876,546	98,876,546	-	-
Total Investments in Securities:	3,229,793,104	2,072,942,848	1,152,278,333	4,571,923
Fidelity® Series International Small Cap Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $73,780,339) - See accompanying schedule:
Unaffiliated issuers (cost $1,882,157,388)	$3,049,451,133
Fidelity Central Funds (cost $98,875,652)	98,876,546
Other affiliated issuers (cost $80,940,907)	81,465,425

Total Investment in Securities (cost $2,061,973,947)		$3,229,793,104
Cash		46,181
Foreign currency held at value (cost $569,330)		570,322
Receivable for investments sold		105,841,440
Receivable for fund shares sold		3,236,504
Dividends receivable		19,274,897
Reclaims receivable		9,268,293
Distributions receivable from Fidelity Central Funds		285,638
Other receivables		4,054
Total assets		3,368,320,433
Liabilities
Payable for investments purchased
Regular delivery	$6,333,623
Delayed delivery	3,191,108
Payable for fund shares redeemed	87,727,436
Other payables and accrued expenses	17,304
Collateral on securities loaned	55,451,022
Total liabilities		152,720,493
Net Assets		$3,215,599,940
Net Assets consist of:
Paid in capital		$1,776,167,961
Total accumulated earnings (loss)		1,439,431,979
Net Assets		$3,215,599,940
Net Asset Value, offering price and redemption price per share ($3,215,599,940 ÷ 170,657,762 shares)		$18.84
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends (including $1,232,610 earned from affiliated issuers)		$40,298,114
Income from Fidelity Central Funds (including $342,894 from security lending)		1,636,629
Security lending		33,705
Income before foreign taxes withheld		$41,968,448
Less foreign taxes withheld		(2,805,125)
Total income		39,163,323
Expenses
Custodian fees and expenses	$124,766
Independent trustees' fees and expenses	5,920
Total expenses		130,686
Net Investment income (loss)		39,032,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	326,530,443
Fidelity Central Funds	(3,721)
Other affiliated issuers	(1,235,687)
Foreign currency transactions	(1,346,405)
Total net realized gain (loss)		323,944,630
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(40,129,903)
Affiliated issuers	(3,610,691)
Assets and liabilities in foreign currencies	790,470
Total change in net unrealized appreciation (depreciation)		(42,950,124)
Net gain (loss)		280,994,506
Net increase (decrease) in net assets resulting from operations		$320,027,143
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,032,637	$90,118,882
Net realized gain (loss)	323,944,630	449,497,122
Change in net unrealized appreciation (depreciation)	(42,950,124)	251,003,277
Net increase (decrease) in net assets resulting from operations	320,027,143	790,619,281
Distributions to shareholders	(507,891,031)	(353,063,220)

Share transactions
Proceeds from sales of shares	154,392,114	307,044,878
Reinvestment of distributions	507,891,031	353,063,220
Cost of shares redeemed	(1,009,799,054)	(1,253,730,859)

Net increase (decrease) in net assets resulting from share transactions	(347,515,909)	(593,622,761)
Total increase (decrease) in net assets	(535,379,797)	(156,066,700)

Net Assets
Beginning of period	3,750,979,737	3,907,046,437
End of period	$3,215,599,940	$3,750,979,737

Other Information
Shares
Sold	7,220,289	17,605,350
Issued in reinvestment of distributions	28,841,058	21,243,274
Redeemed	(52,902,392)	(70,335,883)
Net increase (decrease)	(16,841,045)	(31,487,259)

Financial Highlights
Fidelity® Series International Small Cap Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.01	$17.84	$14.52	$14.48	$24.12	$17.55
Income from Investment Operations
Net investment income (loss) A,B	.20	.43	.40	.32	.35	.29
Net realized and unrealized gain (loss)	1.36	3.40	3.49	.67	(7.16)	6.45
Total from investment operations	1.56	3.83	3.89	.99	(6.81)	6.74
Distributions from net investment income	(.70)	(.55)	(.37)	(.21)	(.47)	(.17)
Distributions from net realized gain	(2.02)	(1.11)	(.20)	(.73)	(2.35)	-
Total distributions	(2.73) C	(1.66)	(.57)	(.95) C	(2.83) C	(.17)
Net asset value, end of period	$18.84	$20.01	$17.84	$14.52	$14.48	$24.12
Total Return D,E	8.73%	23.33%	27.24%	6.57%	(31.82)%	38.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.18% H	2.35%	2.32%	2.02%	2.03%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$3,215,600	$3,750,980	$3,907,046	$3,418,303	$3,246,258	$4,847,936
Portfolio turnover rate I	42 % H	37%	30%	26%	25%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series International Value Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 3.9%
Financials - 0.4%
Capital Markets - 0.4%
Macquarie Group Ltd	416,812	71,605,057
Materials - 3.5%
Metals & Mining - 3.5%
Glencore PLC	36,955,727	287,213,927
Rio Tinto PLC	3,214,073	323,774,720
TOTAL MATERIALS		610,988,647
TOTAL AUSTRALIA		682,593,704
BELGIUM - 2.1%
Financials - 1.8%
Banks - 1.8%
KBC Group NV	2,361,333	313,858,613
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA (b)	194,100	52,668,624
TOTAL BELGIUM		366,527,237
DENMARK - 0.6%
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	440,840	107,905,286
FINLAND - 2.4%
Financials - 0.8%
Insurance - 0.8%
Mandatum Holding Oy	2,513,887	20,092,384
Sampo Oyj A Shares	11,126,035	115,613,297
TOTAL FINANCIALS		135,705,681
Information Technology - 1.0%
Communications Equipment - 1.0%
Nokia Oyj	13,539,200	168,516,443
Utilities - 0.6%
Electric Utilities - 0.6%
Fortum Oyj	4,334,400	109,066,750
TOTAL FINLAND		413,288,874
FRANCE - 8.9%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.2%
Orange SA	10,033,400	208,918,984
Entertainment - 0.2%
Vivendi SE	14,643,555	34,185,281
Media - 0.2%
Canal+ SA	10,601,255	33,092,458
TOTAL COMMUNICATION SERVICES		276,196,723
Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	1,139,600	89,285,439
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	1,659,467	154,427,856
Financials - 3.0%
Banks - 1.2%
BNP Paribas SA	2,060,770	216,425,192
Insurance - 1.8%
AXA SA	6,320,479	304,680,555
TOTAL FINANCIALS		521,105,747
Industrials - 1.2%
Building Products - 0.9%
Cie de Saint-Gobain SA	1,572,200	144,044,771
Trading Companies & Distributors - 0.3%
Rexel SA	1,465,800	61,519,222
TOTAL INDUSTRIALS		205,563,993
Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	995,288	214,126,669
Utilities - 0.6%
Multi-Utilities - 0.6%
Veolia Environnement SA	2,504,600	105,917,543
TOTAL FRANCE		1,566,623,970
GERMANY - 10.9%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Bayerische Motoren Werke AG	1,001,700	91,606,275
Financials - 2.8%
Banks - 0.3%
Commerzbank AG (a)	1,500,500	62,006,987
Capital Markets - 0.4%
Deutsche Bank AG	1,047,600	32,582,167
Deutsche Boerse AG	141,400	43,381,222
		75,963,389
Insurance - 2.1%
Hannover Rueck SE	576,263	174,222,884
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	311,491	186,738,986
		360,961,870
TOTAL FINANCIALS		498,932,246
Health Care - 1.3%
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA	2,676,000	129,597,637
Pharmaceuticals - 0.5%
Bayer AG	2,134,682	95,329,311
TOTAL HEALTH CARE		224,926,948
Industrials - 4.2%
Aerospace & Defense - 1.2%
Rheinmetall AG	128,588	204,613,684
Air Freight & Logistics - 1.0%
Deutsche Post AG	3,089,707	182,954,692
Industrial Conglomerates - 1.8%
Siemens AG	1,060,987	315,284,141
Machinery - 0.2%
Daimler Truck Holding AG	750,900	37,873,843
TOTAL INDUSTRIALS		740,726,360
Materials - 0.4%
Chemicals - 0.1%
BASF SE	178,000	11,416,314
Construction Materials - 0.3%
Heidelberg Materials AG	235,900	52,049,747
TOTAL MATERIALS		63,466,061
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Vonovia SE (a)	2,833,449	76,342,208
Utilities - 1.3%
Independent Power and Renewable Electricity Producers - 1.3%
RWE AG	3,090,800	225,049,123
TOTAL GERMANY		1,921,049,221
HONG KONG - 1.3%
Financials - 1.3%
Insurance - 1.3%
Prudential PLC	15,402,968	232,115,778
Prudential PLC rights (a)(b)(c)	12,615,268	2,393,005

TOTAL HONG KONG		234,508,783
INDIA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd GDR (d)	1,299,500	78,489,800
ISRAEL - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd ADR (b)	2,802,800	98,294,196
ITALY - 4.8%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Eni SpA (a)	8,530,500	241,211,953
Financials - 2.5%
Banks - 2.2%
BPER Banca SPA	9,133,400	134,357,147
UniCredit SpA	3,244,100	250,711,789
		385,068,936
Insurance - 0.3%
Generali	1,409,142	63,146,457
TOTAL FINANCIALS		448,215,393
Industrials - 0.9%
Electrical Equipment - 0.6%
Prysmian SpA	606,700	92,284,664
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	1,050,800	57,426,219
TOTAL INDUSTRIALS		149,710,883
TOTAL ITALY		839,138,229
JAPAN - 20.6%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
LY Corp	12,159,800	31,983,034
Consumer Discretionary - 3.4%
Automobiles - 1.9%
Toyota Motor Corp	17,368,600	333,397,530
Household Durables - 1.5%
Panasonic Holdings Corp	10,082,000	206,235,477
Sumitomo Forestry Co Ltd (a)	6,518,000	58,904,071
		265,139,548
TOTAL CONSUMER DISCRETIONARY		598,537,078
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Inpex Corp	4,302,800	112,174,772
Financials - 8.1%
Banks - 5.5%
Mitsubishi UFJ Financial Group Inc	28,697,144	515,482,223
Sumitomo Mitsui Financial Group Inc	12,462,349	440,033,755
		955,515,978
Financial Services - 1.3%
ORIX Corp	6,610,333	222,480,615
Insurance - 1.3%
Tokio Marine Holdings Inc	5,163,025	236,449,872
TOTAL FINANCIALS		1,414,446,465
Industrials - 5.3%
Industrial Conglomerates - 1.3%
Hitachi Ltd	7,345,000	233,558,874
Machinery - 1.3%
MINEBEA MITSUMI Inc	3,683,751	73,649,466
Mitsubishi Heavy Industries Ltd	5,331,900	159,135,345
		232,784,811
Trading Companies & Distributors - 2.7%
ITOCHU Corp	15,613,365	193,498,148
Mitsui & Co Ltd	6,993,000	262,558,740
		456,056,888
TOTAL INDUSTRIALS		922,400,573
Information Technology - 1.7%
IT Services - 0.2%
TIS Inc	1,634,456	35,623,017
Semiconductors & Semiconductor Equipment - 1.4%
Renesas Electronics Corp	9,368,660	189,459,111
Rohm Co Ltd	2,810,900	60,813,709
		250,272,820
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	717,957	13,213,023
TOTAL INFORMATION TECHNOLOGY		299,108,860
Materials - 0.9%
Chemicals - 0.9%
Shin-Etsu Chemical Co Ltd	3,569,910	164,366,513
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Sumitomo Realty & Development Co Ltd	2,411,800	74,764,863
TOTAL JAPAN		3,617,782,158
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	515,463	78,120,643
PORTUGAL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA	5,319,300	124,610,209
SINGAPORE - 1.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Singapore Telecommunications Ltd	33,692,500	122,027,446
Financials - 1.1%
Banks - 1.1%
United Overseas Bank Ltd	6,664,089	189,786,989
TOTAL SINGAPORE		311,814,435
SOUTH AFRICA - 1.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom) (a)	673,074	5,870,826
Materials - 1.1%
Metals & Mining - 1.1%
Anglo American PLC	2,851,515	141,107,158
Valterra Platinum Ltd (United Kingdom)	503,379	40,790,140
TOTAL MATERIALS		181,897,298
TOTAL SOUTH AFRICA		187,768,124
SPAIN - 4.8%
Financials - 4.8%
Banks - 4.8%
Banco Santander SA (a)	54,588,772	665,027,008
Bankinter SA	10,335,700	171,828,452

TOTAL SPAIN		836,855,460
SWEDEN - 1.8%
Financials - 1.8%
Financial Services - 1.8%
Investor AB B Shares	7,941,760	319,984,265
SWITZERLAND - 2.7%
Financials - 2.7%
Capital Markets - 0.3%
UBS Group AG (United States)	1,422,129	62,431,463
Insurance - 2.4%
Swiss Life Holding AG	93,550	109,767,249
Zurich Insurance Group AG	442,439	308,477,449
		418,244,698
TOTAL SWITZERLAND		480,676,161
UNITED KINGDOM - 17.1%
Consumer Discretionary - 0.8%
Household Durables - 0.7%
Barratt Redrow PLC	36,149,371	123,115,841
Specialty Retail - 0.1%
JD Sports Fashion PLC	15,649,900	14,331,940
TOTAL CONSUMER DISCRETIONARY		137,447,781
Consumer Staples - 3.6%
Consumer Staples Distribution & Retail - 0.2%
Tesco PLC	6,578,092	43,148,964
Tobacco - 3.4%
British American Tobacco PLC	6,111,561	359,939,348
Imperial Brands PLC	5,817,454	221,020,616
		580,959,964
TOTAL CONSUMER STAPLES		624,108,928
Financials - 7.0%
Banks - 5.7%
HSBC Holdings PLC	20,303,700	373,584,547
Lloyds Banking Group PLC	297,816,238	404,822,527
Standard Chartered PLC	8,956,222	228,068,665
		1,006,475,739
Capital Markets - 0.6%
London Stock Exchange Group PLC	422,500	54,904,561
St James's Place PLC	2,557,900	42,411,872
		97,316,433
Insurance - 0.7%
Beazley PLC	7,443,117	129,236,105
TOTAL FINANCIALS		1,233,028,277
Health Care - 2.6%
Pharmaceuticals - 2.6%
Astrazeneca PLC	768,459	145,851,528
GSK PLC	11,831,116	310,181,986
TOTAL HEALTH CARE		456,033,514
Industrials - 1.9%
Aerospace & Defense - 1.9%
BAE Systems PLC	8,762,564	243,718,105
Rolls-Royce Holdings PLC	6,131,700	98,668,619
TOTAL INDUSTRIALS		342,386,724
Utilities - 1.2%
Electric Utilities - 1.2%
SSE PLC	5,790,800	207,336,033
TOTAL UNITED KINGDOM		3,000,341,257
UNITED STATES - 10.8%
Consumer Staples - 0.8%
Food Products - 0.8%
Nestle SA	1,311,490	132,774,781
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
BP PLC	13,822,477	109,416,444
Shell PLC ADR	5,593,807	507,190,481
TOTAL ENERGY		616,606,925
Health Care - 2.3%
Pharmaceuticals - 2.3%
Roche Holding AG	970,860	395,625,295
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc (United Kingdom)	382,095	100,919,533
Materials - 3.7%
Chemicals - 0.7%
Linde PLC	230,014	115,269,216
Construction Materials - 3.0%
Amrize Ltd	1,485,980	81,321,437
CRH PLC	2,647,128	313,472,898
Holcim AG	1,493,250	138,762,389
		533,556,724
TOTAL MATERIALS		648,825,940
TOTAL UNITED STATES		1,894,752,474
TOTAL COMMON STOCKS (Cost $10,265,911,329)		17,161,124,486

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	255,652,115	255,703,246
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	123,379,917	123,392,255
TOTAL MONEY MARKET FUNDS (Cost $379,095,501)			379,095,501

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $10,645,006,830)	17,540,219,987
NET OTHER ASSETS (LIABILITIES) - 0.2%	38,026,550
NET ASSETS - 100.0%	17,578,246,537

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,489,800 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	188,544,089	1,841,567,067	1,774,403,757	4,077,373	(4,153)	-	255,703,246	255,652,115	0.4%
Fidelity Securities Lending Cash Central Fund	19,063,320	983,028,374	878,695,346	301,022	(4,093)	-	123,392,255	123,379,917	0.4%
Total	207,607,409	2,824,595,441	2,653,099,103	4,378,395	(8,246)	-	379,095,501

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	430,207,203	33,092,458	397,114,745	-
Consumer Discretionary	827,591,134	105,938,215	721,652,919	-
Consumer Staples	846,169,148	43,148,964	803,020,184	-
Energy	1,333,392,341	870,589,172	462,803,169	-
Financials	6,698,709,137	2,481,843,148	4,216,865,989	-
Health Care	1,227,548,577	787,768,954	439,779,623	-
Industrials	2,569,613,352	532,383,944	2,037,229,408	-
Information Technology	545,745,946	168,516,443	377,229,503	-
Materials	1,883,671,128	550,853,691	1,332,817,437	-
Real Estate	151,107,071	-	151,107,071	-
Utilities	647,369,449	109,066,750	538,302,699	-

Money Market Funds	379,095,501	379,095,501	-	-
Total Investments in Securities:	17,540,219,987	6,062,297,240	11,477,922,747	-
Fidelity® Series International Value Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $196,121,524) - See accompanying schedule:
Unaffiliated issuers (cost $10,265,911,329)	$17,161,124,486
Fidelity Central Funds (cost $379,095,501)	379,095,501

Total Investment in Securities (cost $10,645,006,830)		$17,540,219,987
Foreign currency held at value (cost $22,743,531)		22,768,084
Receivable for investments sold		50,801,299
Receivable for fund shares sold		183,621,686
Dividends receivable		87,545,193
Reclaims receivable		66,467,153
Interest receivable		999
Distributions receivable from Fidelity Central Funds		832,479
Other receivables		123,191
Total assets		17,952,380,071
Liabilities
Payable for investments purchased
Regular delivery	$85,348,036
Delayed delivery	2,429,431
Payable for fund shares redeemed	162,655,352
Other payables and accrued expenses	304,367
Collateral on securities loaned	123,396,348
Total liabilities		374,133,534
Net Assets		$17,578,246,537
Net Assets consist of:
Paid in capital		$9,915,744,000
Total accumulated earnings (loss)		7,662,502,537
Net Assets		$17,578,246,537
Net Asset Value, offering price and redemption price per share ($17,578,246,537 ÷ 1,058,569,709 shares)		$16.61
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$234,075,799
Foreign Tax Reclaims		14,798,528
Income from Fidelity Central Funds (including $301,022 from security lending)		4,378,395
Security lending		32,528
Income before foreign taxes withheld		$253,285,250
Less foreign taxes withheld		(24,928,074)
Total income		228,357,176
Expenses
Custodian fees and expenses	$376,401
Independent trustees' fees and expenses	25,844
Total expenses		402,245
Net Investment income (loss)		227,954,931
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	966,589,944
Redemptions in-kind	108,250,310
Fidelity Central Funds	(8,246)
Foreign currency transactions	(1,339,957)
Total net realized gain (loss)		1,073,492,051
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	714,742,832
Assets and liabilities in foreign currencies	3,603,394
Total change in net unrealized appreciation (depreciation)		718,346,226
Net gain (loss)		1,791,838,277
Net increase (decrease) in net assets resulting from operations		$2,019,793,208
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$227,954,931	$519,270,503
Net realized gain (loss)	1,073,492,051	1,810,983,073
Change in net unrealized appreciation (depreciation)	718,346,226	2,060,469,871
Net increase (decrease) in net assets resulting from operations	2,019,793,208	4,390,723,447
Distributions to shareholders	(1,659,617,271)	(633,417,316)

Share transactions
Proceeds from sales of shares	1,375,286,193	1,691,978,648
Reinvestment of distributions	1,659,617,271	633,417,316
Cost of shares redeemed	(1,886,521,997)	(5,028,246,214)

Net increase (decrease) in net assets resulting from share transactions	1,148,381,467	(2,702,850,250)
Total increase (decrease) in net assets	1,508,557,404	1,054,455,881

Net Assets
Beginning of period	16,069,689,133	15,015,233,252
End of period	$17,578,246,537	$16,069,689,133

Other Information
Shares
Sold	84,952,527	123,099,338
Issued in reinvestment of distributions	108,613,696	51,399,480
Redeemed	(114,969,117)	(360,370,894)
Net increase (decrease)	78,597,106	(185,872,076)

Financial Highlights
Fidelity® Series International Value Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.40	$12.88	$10.64	$9.24	$11.62	$8.25
Income from Investment Operations
Net investment income (loss) A,B	.22	.48	.40	.37	.42	.43 C
Net realized and unrealized gain (loss)	1.74	3.60	2.22	1.36	(2.24)	3.23
Total from investment operations	1.96	4.08	2.62	1.73	(1.82)	3.66
Distributions from net investment income	(.72)	(.56)	(.38)	(.33)	(.56)	(.29)
Distributions from net realized gain	(1.02)	-	-	-	-	-
Total distributions	(1.75) D	(.56)	(.38)	(.33)	(.56)	(.29)
Net asset value, end of period	$16.61	$16.40	$12.88	$10.64	$9.24	$11.62
Total Return E,F	12.86%	33.10%	25.19%	18.99%	(16.40)%	44.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	-% I,J	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % I,J	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	-% I,J	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.72% J	3.38%	3.25%	3.42%	4.09%	3.97% C
Supplemental Data
Net assets, end of period (000 omitted)	$17,578,247	$16,069,689	$15,015,233	$12,786,763	$12,367,978	$15,330,482
Portfolio turnover rate K	49 % J,L	29% L	33% L	30% L	31% L	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.00%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements for Fidelity Series Emerging Markets Opportunities Fund have been consolidated to include the SPV accounts (see Consolidated Special Purpose Vehicle note below).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld or foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Fidelity Series Emerging Markets Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund and Fidelity Series International Growth Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Emerging Markets Fund	4,860,109,662	3,280,039,133	(182,917,181)	3,097,121,952
Fidelity Series Emerging Markets Opportunities Fund	16,997,199,467	15,482,979,791	(1,161,342,427)	14,321,637,364
Fidelity Series International Growth Fund	11,225,653,012	6,970,141,337	(287,703,095)	6,682,438,242
Fidelity Series International Small Cap Fund	2,134,748,726	1,262,977,850	(167,933,472)	1,095,044,378
Fidelity Series International Value Fund	10,938,451,381	6,964,029,135	(362,260,529)	6,601,768,606

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Emerging Markets Fund	(208,885,852)	-	(208,885,852)
Fidelity Series Emerging Markets Opportunities Fund	(1,233,615,480)	(114,023,317)	(1,347,638,797)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Special Purpose Vehicle. The Fund included in the table below holds private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Series Emerging Markets Opportunities Fund	Fid FDI 2117, LLC	91,416,166.28

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	3,266,633,094	3,538,147,317
Fidelity Series Emerging Markets Opportunities Fund	7,594,333,408	8,377,589,651
Fidelity Series International Growth Fund	5,895,154,938	5,085,616,489
Fidelity Series International Small Cap Fund	735,059,544	1,575,372,837
Fidelity Series International Value Fund	4,056,399,127	4,263,177,734
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Amount ($)
Fidelity Series Emerging Markets Opportunities Fund	1,028,098
Fidelity Series International Growth Fund	106,289
Fidelity Series International Value Fund	123,191

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Emerging Markets Opportunities Fund	23,314
Fidelity Series International Growth Fund	2,731
Fidelity Series International Small Cap Fund	360
Fidelity Series International Value Fund	1,785

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Emerging Markets Opportunities Fund	Borrower	142,748,556	3.91%	139,667

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Emerging Markets Fund	36,064,820	45,146,728	(3,687,626)
Fidelity Series Emerging Markets Opportunities Fund	64,662,697	77,633,566	6,158,203
Fidelity Series International Growth Fund	239,398,985	302,384,768	94,158,729
Fidelity Series International Small Cap Fund	26,277,251	124,646,224	46,898,853
Fidelity Series International Value Fund	73,153,572	259,830,767	65,190,402

Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Series International Growth Fund	10,981,224	-	113,281,947	113,281,947	221,734,349
Fidelity Series International Value Fund	13,523,465	-	108,250,310	108,250,310	221,309,514

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Series International Growth Fund	28,749,009	280,869,364	280,869,364	536,840,984
Fidelity Series International Value Fund	40,412,290	221,078,865	221,078,865	541,309,379

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:
Amount ($)
Fidelity Series Emerging Markets Opportunities Fund	6,014
Fidelity Series International Small Cap Fund	1,658
Fidelity Series International Value Fund	66,202
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Emerging Markets Fund	37,298	-	-
Fidelity Series Emerging Markets Opportunities Fund	346,822	1,115	-
Fidelity Series International Growth Fund	2,496	-	-
Fidelity Series International Small Cap Fund	40,728	117	-
Fidelity Series International Value Fund	22,177	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Emerging Markets Fund	17,778,499
Fidelity Series Emerging Markets Opportunities Fund	60,365,814
Fidelity Series International Small Cap Fund	21,596,129
Fidelity Series International Value Fund	82,265,243
9. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Emerging Markets Fund	.013%	210,814
Fidelity Series Emerging Markets Opportunities Fund	.013%	741,678

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Emerging Markets Fund	5,811
Fidelity Series Emerging Markets Opportunities Fund	1,317
Fidelity Series International Growth Fund	130
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.907946.116
GSV-S-SANN-0626
Fidelity® Series Overseas Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Overseas Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 1.9%
Materials - 1.9%
Metals & Mining - 1.9%
Rio Tinto PLC	3,245,500	326,940,568
BELGIUM - 1.3%
Financials - 1.3%
Banks - 1.3%
KBC Group NV	1,741,565	231,481,615
CANADA - 1.1%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (a)	146,300	59,923,017
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	105,870	8
TOTAL INFORMATION TECHNOLOGY		59,923,025
Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	544,900	125,711,902
TOTAL CANADA		185,634,927
CHINA - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,382,300	88,803,112
DENMARK - 1.6%
Industrials - 1.6%
Air Freight & Logistics - 1.6%
DSV A/S	1,175,400	287,705,001
FINLAND - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.6%
Nokia Oyj ADR	8,142,500	105,119,675
FRANCE - 7.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	5,137,600	106,976,913
Consumer Staples - 1.1%
Food Products - 1.1%
Danone SA	2,385,813	186,923,800
Industrials - 3.7%
Aerospace & Defense - 2.3%
Safran SA	1,254,700	402,900,254
Electrical Equipment - 1.4%
Legrand SA	1,367,000	244,916,680
TOTAL INDUSTRIALS		647,816,934
Materials - 2.3%
Chemicals - 2.3%
Air Liquide SA	1,841,826	396,251,203
TOTAL FRANCE		1,337,968,850
GERMANY - 8.1%
Financials - 3.5%
Insurance - 3.5%
Allianz SE	925,033	422,492,650
Hannover Rueck SE	638,984	193,185,465
TOTAL FINANCIALS		615,678,115
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA	1,832,100	88,727,889
Industrials - 3.0%
Aerospace & Defense - 0.9%
Rheinmetall AG	104,657	166,533,847
Electrical Equipment - 2.1%
Siemens Energy AG	1,663,100	352,473,619
TOTAL INDUSTRIALS		519,007,466
Materials - 1.2%
Construction Materials - 1.2%
Heidelberg Materials AG	935,900	206,500,036
TOTAL GERMANY		1,429,913,506
HONG KONG - 1.3%
Financials - 1.3%
Insurance - 1.3%
AIA Group Ltd	20,139,998	221,112,401
IRELAND - 1.2%
Industrials - 1.2%
Building Products - 1.2%
Kingspan Group PLC	2,202,700	203,325,891
ITALY - 4.2%
Financials - 3.5%
Banks - 3.5%
FinecoBank Banca Fineco SpA	7,790,885	192,750,718
Intesa Sanpaolo SpA	42,168,500	286,502,593
UniCredit SpA	1,860,567	143,789,057
TOTAL FINANCIALS		623,042,368
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	1,646,339	95,915,687
Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	663,700	27,870,885
TOTAL ITALY		746,828,940
JAPAN - 20.1%
Communication Services - 0.3%
Entertainment - 0.3%
Capcom Co Ltd	1,202,100	25,380,676
Nintendo Co Ltd	849,843	41,573,379
TOTAL COMMUNICATION SERVICES		66,954,055
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 0.3%
Food & Life Cos Ltd	1,118,100	65,041,030
Household Durables - 1.1%
Panasonic Holdings Corp	9,110,900	186,370,840
TOTAL CONSUMER DISCRETIONARY		251,411,870
Consumer Staples - 1.9%
Food Products - 1.9%
Ajinomoto Co Inc	10,371,235	333,335,847
Financials - 4.5%
Banks - 3.3%
Mitsubishi UFJ Financial Group Inc	19,302,300	346,724,138
Mizuho Financial Group Inc	5,364,900	230,705,265
		577,429,403
Insurance - 1.2%
Tokio Marine Holdings Inc	4,553,639	208,541,961
TOTAL FINANCIALS		785,971,364
Health Care - 2.9%
Health Care Equipment & Supplies - 2.2%
Hoya Corp	1,992,860	372,154,252
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co Ltd	3,922,900	131,153,512
TOTAL HEALTH CARE		503,307,764
Industrials - 6.5%
Electrical Equipment - 0.5%
Fujikura Ltd	1,728,100	66,675,282
Furukawa Electric Co Ltd	64,900	17,625,988
		84,301,270
Industrial Conglomerates - 2.2%
Hitachi Ltd	12,326,900	391,975,069
Machinery - 3.8%
Daifuku Co Ltd	1,169,100	51,114,993
Ebara Corp	4,439,100	151,852,339
Kawasaki Heavy Industries Ltd	7,810,400	160,569,426
Mitsubishi Heavy Industries Ltd	10,054,991	300,100,238
		663,636,996
TOTAL INDUSTRIALS		1,139,913,335
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Advantest Corp	1,001,100	186,923,961
Disco Corp	247,800	117,898,902
Renesas Electronics Corp	7,130,400	144,195,568
		449,018,431
Technology Hardware, Storage & Peripherals - 0.0%
FUJIFILM Holdings Corp	570,400	10,497,436
TOTAL INFORMATION TECHNOLOGY		459,515,867
TOTAL JAPAN		3,540,410,102
NETHERLANDS - 6.1%
Consumer Staples - 0.2%
Food Products - 0.2%
Magnum Ice Cream Co NV/The	1,982,700	28,947,829
Information Technology - 5.9%
Semiconductors & Semiconductor Equipment - 5.9%
ASM International NV	290,927	283,605,442
ASML Holding NV	521,866	754,381,456
TOTAL INFORMATION TECHNOLOGY		1,037,986,898
TOTAL NETHERLANDS		1,066,934,727
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	599,350	6,962,574
SPAIN - 7.6%
Financials - 5.2%
Banks - 5.2%
Banco Santander SA	41,763,236	508,780,081
CaixaBank SA	31,594,100	402,140,904
TOTAL FINANCIALS		910,920,985
Utilities - 2.4%
Electric Utilities - 2.4%
Iberdrola SA	18,053,494	423,250,254
TOTAL SPAIN		1,334,171,239
SWEDEN - 2.1%
Industrials - 2.1%
Building Products - 1.4%
Assa Abloy AB B Shares	6,392,700	243,307,225
Machinery - 0.7%
Indutrade AB	6,078,877	129,837,215
TOTAL INDUSTRIALS		373,144,440
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	206,997	1,647,147
TOTAL SWEDEN		374,791,587
SWITZERLAND - 2.0%
Financials - 1.6%
Insurance - 1.6%
Zurich Insurance Group AG	390,246	272,087,431
Health Care - 0.4%
Pharmaceuticals - 0.4%
Galderma Group AG	349,871	73,400,637
TOTAL SWITZERLAND		345,488,068
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd	6,620,684	461,082,763
UNITED KINGDOM - 16.3%
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
Compass Group PLC	7,047,687	199,097,158
Consumer Staples - 1.8%
Tobacco - 1.8%
British American Tobacco PLC	5,342,000	314,616,183
Financials - 2.4%
Banks - 2.2%
NatWest Group PLC	47,475,041	378,655,089
Capital Markets - 0.2%
3i Group PLC	1,277,791	44,438,707
TOTAL FINANCIALS		423,093,796
Health Care - 3.3%
Pharmaceuticals - 3.3%
Astrazeneca PLC	1,838,824	349,004,032
GSK PLC	8,636,000	226,414,113
TOTAL HEALTH CARE		575,418,145
Industrials - 5.1%
Aerospace & Defense - 4.0%
BAE Systems PLC	9,185,855	255,491,334
Rolls-Royce Holdings PLC	27,879,600	448,626,260
		704,117,594
Trading Companies & Distributors - 1.1%
Diploma PLC	1,999,070	188,784,274
TOTAL INDUSTRIALS		892,901,868
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Halma PLC	4,537,096	272,081,718
Utilities - 1.1%
Electric Utilities - 1.1%
SSE PLC	5,258,600	188,280,939
TOTAL UNITED KINGDOM		2,865,489,807
UNITED STATES - 12.8%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
InterContinental Hotels Group PLC	1,702,541	243,633,617
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Shell PLC	6,963,087	316,589,330
Health Care - 2.7%
Health Care Equipment & Supplies - 0.4%
Alcon AG	973,998	72,574,600
Pharmaceuticals - 2.3%
Roche Holding AG	977,785	398,447,231
TOTAL HEALTH CARE		471,021,831
Industrials - 4.1%
Commercial Services & Supplies - 1.2%
Waste Connections Inc	1,230,000	202,616,999
Electrical Equipment - 2.9%
Schneider Electric SE	1,620,531	515,667,260
TOTAL INDUSTRIALS		718,284,259
Materials - 2.9%
Construction Materials - 2.9%
CRH PLC	2,342,700	277,422,534
Holcim AG	2,451,320	227,792,413
TOTAL MATERIALS		505,214,947
TOTAL UNITED STATES		2,254,743,984
TOTAL COMMON STOCKS (Cost $12,801,176,065)		17,414,909,337

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $206,225,122)	3.69	206,183,886	206,225,122

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $13,007,401,187)	17,621,134,459
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(30,900,496)
NET ASSETS - 100.0%	17,590,233,963

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,647,147 or 0.0% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	13,688,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	250,184,713	3,183,375,049	3,227,323,104	7,644,681	(11,536)	-	206,225,122	206,183,886	0.3%
Fidelity Securities Lending Cash Central Fund	-	580,277,841	580,267,862	115,489	(9,979)	-	-	-	0.0%
Total	250,184,713	3,763,652,890	3,807,590,966	7,760,170	(21,515)	-	206,225,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	173,930,968	-	173,930,968	-
Consumer Discretionary	694,142,645	442,730,775	251,411,870	-
Consumer Staples	863,823,659	28,947,829	834,875,830	-
Energy	316,589,330	-	316,589,330	-
Financials	4,083,388,075	1,126,197,879	2,957,190,196	-
Health Care	1,807,791,953	915,941,550	891,850,403	-
Industrials	4,905,735,765	1,802,454,956	3,103,280,809	-
Information Technology	2,397,357,093	720,729,852	1,674,980,086	1,647,155
Materials	1,560,618,656	403,134,436	1,157,484,220	-
Utilities	611,531,193	-	611,531,193	-

Money Market Funds	206,225,122	206,225,122	-	-
Total Investments in Securities:	17,621,134,459	5,646,362,399	11,973,124,905	1,647,155
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,801,176,065)	$17,414,909,337
Fidelity Central Funds (cost $206,225,122)	206,225,122

Total Investment in Securities (cost $13,007,401,187)		$17,621,134,459
Cash		36,040
Foreign currency held at value (cost $5,929,407)		5,929,081
Receivable for investments sold		174,238,331
Receivable for fund shares sold		52,149,782
Dividends receivable		56,694,880
Reclaims receivable		66,528,485
Distributions receivable from Fidelity Central Funds		1,066,062
Other receivables		111,744
Total assets		17,977,888,864
Liabilities
Payable for investments purchased	$85,056,317
Payable for fund shares redeemed	302,492,841
Other payables and accrued expenses	105,743
Total liabilities		387,654,901
Net Assets		$17,590,233,963
Net Assets consist of:
Paid in capital		$12,307,812,944
Total accumulated earnings (loss)		5,282,421,019
Net Assets		$17,590,233,963
Net Asset Value, offering price and redemption price per share ($17,590,233,963 ÷ 1,132,695,814 shares)		$15.53
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$170,840,816
Foreign Tax Reclaims		14,250,278
Income from Fidelity Central Funds (including $115,489 from security lending)		7,760,170
Security lending		20,512
Income before foreign taxes withheld		$192,871,776
Less foreign taxes withheld		(22,227,762)
Total income		170,644,014
Expenses
Custodian fees and expenses	$511,288
Independent trustees' fees and expenses	25,469
Total expenses before reductions	536,757
Expense reductions	(554)
Total expenses after reductions		536,203
Net Investment income (loss)		170,107,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $12,652,320)	626,454,600
Redemptions in-kind	81,269,751
Fidelity Central Funds	(21,515)
Foreign currency transactions	1,449,951
Total net realized gain (loss)		709,152,787
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $14,411,142)	(178,881,723)
Assets and liabilities in foreign currencies	2,422,601
Total change in net unrealized appreciation (depreciation)		(176,459,122)
Net gain (loss)		532,693,665
Net increase (decrease) in net assets resulting from operations		$702,801,476
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$170,107,811	$277,883,893
Net realized gain (loss)	709,152,787	1,399,025,091
Change in net unrealized appreciation (depreciation)	(176,459,122)	868,920,894
Net increase (decrease) in net assets resulting from operations	702,801,476	2,545,829,878
Distributions to shareholders	(1,352,912,021)	(312,065,833)

Share transactions
Proceeds from sales of shares	2,186,631,287	2,126,069,295
Reinvestment of distributions	1,352,912,021	312,065,833
Cost of shares redeemed	(1,361,847,296)	(3,520,378,629)

Net increase (decrease) in net assets resulting from share transactions	2,177,696,012	(1,082,243,501)
Total increase (decrease) in net assets	1,527,585,467	1,151,520,544

Net Assets
Beginning of period	16,062,648,496	14,911,127,952
End of period	$17,590,233,963	$16,062,648,496

Other Information
Shares
Sold	144,136,559	141,113,190
Issued in reinvestment of distributions	91,785,076	22,434,639
Redeemed	(87,688,082)	(240,235,691)
Net increase (decrease)	148,233,553	(76,687,862)

Financial Highlights
Fidelity® Series Overseas Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$14.05	$11.32	$10.10	$14.58	$10.62
Income from Investment Operations
Net investment income (loss) A,B	.16	.28	.25	.22	.21	.17
Net realized and unrealized gain (loss)	.42	2.29	2.69	1.20	(4.27)	3.93
Total from investment operations	.58	2.57	2.94	1.42	(4.06)	4.10
Distributions from net investment income	(.38)	(.30)	(.21)	(.20)	(.17)	(.14)
Distributions from net realized gain	(.99)	-	-	-	(.25)	-
Total distributions	(1.37)	(.30)	(.21)	(.20)	(.42)	(.14)
Net asset value, end of period	$15.53	$16.32	$14.05	$11.32	$10.10	$14.58
Total Return C,D	3.98%	18.69%	26.24%	14.05%	(28.66)%	38.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.05% G	1.84%	1.79%	1.90%	1.79%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$17,590,234	$16,062,648	$14,911,128	$12,844,900	$12,317,244	$15,419,200
Portfolio turnover rate H	80 % G,I	49% I	36% I	38% I	28% I	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Series Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,847,255,583
Gross unrealized depreciation	(309,727,466)
Net unrealized appreciation (depreciation)	$4,537,528,117
Tax cost	$13,083,606,342

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Overseas Fund	7,999,618,708	6,547,800,348

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Overseas Fund	$25,892

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Overseas Fund	429

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Overseas Fund	839,048,344	254,997,214	12,794,098

Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Series Overseas Fund	14,155,044	-	81,269,751	81,269,751	219,631,857

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Series Overseas Fund	36,987,633	-	201,637,121	201,637,121	538,266,355

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Overseas Fund	66,829

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Overseas Fund	14,479	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $554.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9894004.106
SOV-SANN-0626
Fidelity® SAI Sustainable Emerging Markets Equity Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Emerging Markets Equity Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.0%
	Shares	Value ($)
AUSTRALIA - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Anglogold Ashanti Plc	20,651	1,935,618
BRAZIL - 4.6%
Consumer Discretionary - 0.9%
Household Durables - 0.2%
Cury Construtora e Incorporadora SA	47,530	288,531
Specialty Retail - 0.7%
Vibra Energia SA	114,413	769,408
TOTAL CONSUMER DISCRETIONARY		1,057,939
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Raia Drogasil SA	96,364	426,961
Financials - 1.4%
Banks - 0.9%
Itau Unibanco Holding SA	101,314	883,669
NU Holdings Ltd/Cayman Islands Class A (a)	11,122	161,047
		1,044,716
Capital Markets - 0.4%
Banco BTG Pactual SA unit	37,357	447,668
Financial Services - 0.1%
StoneCo Ltd Class A	19,259	211,464
TOTAL FINANCIALS		1,703,848
Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	77,902	722,259
Utilities - 1.4%
Electric Utilities - 1.0%
Axia Energia SA	90,186	1,130,103
Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	81,115	543,027
TOTAL UTILITIES		1,673,130
TOTAL BRAZIL		5,584,137
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Chile	931,899	174,695
CHINA - 26.1%
Communication Services - 4.1%
Entertainment - 0.4%
Netease Inc	6,023	140,993
Netease Inc ADR	2,814	330,673
		471,666
Interactive Media & Services - 3.7%
Baidu Inc A Shares (a)	21,550	340,296
Tencent Holdings Ltd	69,068	4,194,657
		4,534,953
TOTAL COMMUNICATION SERVICES		5,006,619
Consumer Discretionary - 7.4%
Automobile Components - 0.4%
Ningbo Joyson Electronic Corp H Shares	201,168	432,248
Automobiles - 1.2%
BYD Co Ltd H Shares	111,135	1,478,336
Broadline Retail - 3.2%
Alibaba Group Holding Ltd	205,016	3,378,872
Alibaba Group Holding Ltd ADR	1,998	263,496
JD.com Inc A Shares	11,537	174,787
		3,817,155
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc ADR	7,639	417,777
Hotels, Restaurants & Leisure - 2.3%
H World Group Ltd ADR	26,003	1,342,795
Luckin Coffee Inc ADR (a)	5,358	187,530
Meituan B Shares (a)(b)(c)	22,581	242,953
Trip.com Group Ltd ADR (a)	12,284	665,916
Yum China Holdings Inc	7,698	372,968
		2,812,162
TOTAL CONSUMER DISCRETIONARY		8,957,678
Consumer Staples - 0.7%
Beverages - 0.6%
Eastroc Beverage Group Co Ltd A Shares (China)	7,800	233,065
Kweichow Moutai Co Ltd A Shares (China)	2,252	456,828
		689,893
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares	21,641	199,844
TOTAL CONSUMER STAPLES		889,737
Financials - 5.3%
Banks - 2.7%
China Construction Bank Corp H Shares	2,304,141	2,600,915
China Merchants Bank Co Ltd H Shares	25,608	154,993
Industrial & Commercial Bank of China Ltd H Shares	475,527	428,426
		3,184,334
Insurance - 2.6%
China Life Insurance Co Ltd H Shares	155,387	573,231
China Pacific Insurance Group Co Ltd H Shares	64,083	279,746
People's Insurance Co Group of China Ltd/The H Shares	151,274	103,504
PICC Property & Casualty Co Ltd H Shares	376,315	679,761
Ping An Insurance Group Co of China Ltd H Shares	186,402	1,515,095
		3,151,337
TOTAL FINANCIALS		6,335,671
Health Care - 2.3%
Biotechnology - 0.6%
Innovent Biologics Inc (a)(b)(c)	24,047	280,807
Zai Lab Ltd ADR (a)	22,330	483,221
		764,028
Life Sciences Tools & Services - 0.9%
Wuxi Apptec Co Ltd H Shares (b)(c)	64,524	1,133,552
Pharmaceuticals - 0.8%
Consun Pharmaceutical Group Ltd	207,672	430,328
Hansoh Pharmaceutical Group Co Ltd (b)(c)	103,824	497,283
		927,611
TOTAL HEALTH CARE		2,825,191
Industrials - 3.5%
Electrical Equipment - 1.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	17,665	1,134,853
Ningbo Deye Technology Co Ltd A Shares (China)	22,599	500,688
Sieyuan Electric Co Ltd A Shares (China)	9,600	275,138
		1,910,679
Machinery - 2.0%
Airtac International Group	13,481	631,430
Huaming Power Equipment Co Ltd A Shares (China)	113,614	409,346
UBTech Robotics Corp Ltd H Shares (a)	11,507	157,761
Weichai Power Co Ltd H Shares	243,453	1,210,178
		2,408,715
TOTAL INDUSTRIALS		4,319,394
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
Victory Giant Technology Huizhou Co Ltd H Shares	600	24,614
Semiconductors & Semiconductor Equipment - 0.8%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	6,647	245,349
Montage Technology Co Ltd A Shares (China)	26,723	686,802
		932,151
Technology Hardware, Storage & Peripherals - 0.3%
Xiaomi Corp B Shares (a)(b)(c)	96,352	361,532
TOTAL INFORMATION TECHNOLOGY		1,318,297
Materials - 1.5%
Metals & Mining - 1.5%
MMG Ltd (a)	647,139	698,189
Zijin Mining Group Co Ltd H Shares	242,118	1,124,397
TOTAL MATERIALS		1,822,586
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Resources Mixc Lifestyle Services Ltd (b)(c)	45,439	274,432
TOTAL CHINA		31,749,605
GREECE - 1.0%
Financials - 1.0%
Banks - 1.0%
Eurobank SA	91,910	396,962
National Bank of Greece SA	49,362	777,760

TOTAL GREECE		1,174,722
HUNGARY - 1.0%
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	7,947	1,065,430
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	2,870	120,889
TOTAL HUNGARY		1,186,319
INDIA - 5.9%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd	52,343	1,046,374
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Mahindra & Mahindra Ltd	4,367	143,231
Broadline Retail - 0.1%
Meesho	58,592	120,149
TOTAL CONSUMER DISCRETIONARY		263,380
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Reliance Industries Ltd	67,203	1,019,268
Financials - 3.2%
Banks - 2.8%
Axis Bank Ltd	25,173	337,648
HDFC Bank Ltd	159,802	1,307,085
HDFC Bank Ltd ADR	9,074	230,570
ICICI Bank Ltd	79,729	1,069,873
State Bank of India	44,002	497,726
		3,442,902
Capital Markets - 0.1%
HDFC Asset Management Co Ltd (b)(c)	4,181	119,971
Consumer Finance - 0.3%
Bajaj Finance Ltd	32,655	324,363
TOTAL FINANCIALS		3,887,236
Industrials - 0.6%
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	17,175	729,620
Information Technology - 0.2%
IT Services - 0.2%
Tata Consultancy Services Ltd	9,011	236,479
TOTAL INDIA		7,182,357
INDONESIA - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	822,516	134,549
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	433,903	147,111
TOTAL INDONESIA		281,660
KOREA (SOUTH) - 16.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
KT Corp	4,553	188,783
Entertainment - 0.3%
HYBE Co Ltd	2,081	375,274
TOTAL COMMUNICATION SERVICES		564,057
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Hyundai Motor Co	1,514	552,287
Kia Corp	5,261	546,112
TOTAL CONSUMER DISCRETIONARY		1,098,399
Consumer Staples - 0.2%
Personal Care Products - 0.2%
APR Corp/Korea	1,313	379,440
Financials - 1.5%
Banks - 1.5%
KB Financial Group Inc	6,393	704,560
Shinhan Financial Group Co Ltd	10,773	736,277
Woori Financial Group Inc	15,606	358,166
TOTAL FINANCIALS		1,799,003
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (a)(b)(c)	424	425,458
Industrials - 1.3%
Electrical Equipment - 1.0%
LS Electric Co Ltd	6,251	1,208,186
Machinery - 0.3%
Samsung Heavy Industries Co Ltd (a)	14,682	325,470
TOTAL INDUSTRIALS		1,533,656
Information Technology - 11.4%
Semiconductors & Semiconductor Equipment - 4.6%
SK Hynix Inc	6,230	5,591,381
Technology Hardware, Storage & Peripherals - 6.8%
Samsung Electronics Co Ltd	54,723	8,293,508
TOTAL INFORMATION TECHNOLOGY		13,884,889
TOTAL KOREA (SOUTH)		19,684,902
MALAYSIA - 0.1%
Financials - 0.1%
Banks - 0.1%
CIMB Group Holdings Bhd	55,377	106,985
MEXICO - 2.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV ADR	1,342	158,678
Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	77,824	845,045
Regional SAB de CV	18,465	155,597
TOTAL FINANCIALS		1,000,642
Health Care - 0.2%
Pharmaceuticals - 0.2%
Genomma Lab Internacional SAB de CV	237,686	224,236
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	25,792	342,294
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	35,910	441,693
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Corp Inmobiliaria Vesta SAB de CV ADR	14,899	530,404
TOTAL MEXICO		2,697,947
PERU - 0.5%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	1,939	628,566
PHILIPPINES - 0.7%
Industrials - 0.7%
Transportation Infrastructure - 0.7%
International Container Terminal Services Inc	73,230	850,704
POLAND - 0.8%
Financials - 0.5%
Banks - 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	21,604	564,060
Industrials - 0.3%
Professional Services - 0.3%
Benefit Systems SA (a)	417	460,163
TOTAL POLAND		1,024,223
SAUDI ARABIA - 1.2%
Financials - 1.2%
Banks - 1.2%
Al Rajhi Bank	43,206	789,701
Saudi National Bank/The	62,994	659,753

TOTAL SAUDI ARABIA		1,449,454
SINGAPORE - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (a)	3,313	281,207
SOUTH AFRICA - 2.9%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Naspers Ltd Class N	16,786	908,961
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Shoprite Holdings Ltd	31,323	527,945
Financials - 1.2%
Banks - 0.9%
Capitec Bank Holdings Ltd	2,424	629,400
Standard Bank Group Ltd	16,869	324,559
		953,959
Financial Services - 0.3%
FirstRand Ltd	77,106	408,408
TOTAL FINANCIALS		1,362,367
Materials - 0.6%
Chemicals - 0.6%
Sasol Ltd (a)	49,693	690,710
TOTAL SOUTH AFRICA		3,489,983
TAIWAN - 24.2%
Financials - 0.1%
Banks - 0.1%
E.Sun Financial Holding Co Ltd	158,222	160,156
Industrials - 1.5%
Electrical Equipment - 1.5%
Bizlink Holding Inc	20,848	1,877,964
Information Technology - 22.6%
Communications Equipment - 0.3%
Accton Technology Corp	5,057	371,536
Electronic Equipment, Instruments & Components - 4.8%
Chroma ATE Inc	7,613	521,854
Delta Electronics Inc	48,704	3,426,258
Elite Material Co Ltd	9,518	1,422,739
Hon Hai Precision Industry Co Ltd	31,600	223,965
Yageo Corp	26,497	271,015
		5,865,831
Semiconductors & Semiconductor Equipment - 17.5%
ASE Technology Holding Co Ltd	106,553	1,675,496
eMemory Technology Inc	1,706	216,740
MediaTek Inc	22,058	1,847,298
Taiwan Semiconductor Manufacturing Co Ltd	251,562	17,519,475
		21,259,009
TOTAL INFORMATION TECHNOLOGY		27,496,376
TOTAL TAIWAN		29,534,496
THAILAND - 0.7%
Financials - 0.4%
Banks - 0.4%
Kasikornbank PCL	80,305	482,489
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bumrungrad Hospital Pcl	24,295	134,829
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Airports of Thailand PCL	144,322	228,472
TOTAL THAILAND		845,790
TURKEY - 0.7%
Industrials - 0.7%
Aerospace & Defense - 0.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	92,624	861,468
UNITED ARAB EMIRATES - 0.8%
Energy - 0.1%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	132,144	203,625
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	73,857	277,484
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Aldar Properties PJSC	96,576	202,717
Emaar Properties PJSC	109,789	352,702
TOTAL REAL ESTATE		555,419
TOTAL UNITED ARAB EMIRATES		1,036,528
UNITED STATES - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BeOne Medicines Ltd H Shares (a)	19,000	431,284
TOTAL COMMON STOCKS (Cost $76,732,095)		112,192,650

International Equity Funds - 2.6%
	Shares	Value ($)
iShares ESG Aware MSCI EM ETF (Cost $3,019,176)	62,693	3,206,120

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $6,211,714)	3.69	6,210,472	6,211,714

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $85,962,985)	121,610,484
NET OTHER ASSETS (LIABILITIES) - 0.3%	364,704
NET ASSETS - 100.0%	121,975,188

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,335,988 or 2.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,335,988 or 2.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,549,496	24,703,707	22,041,548	60,373	59	-	6,211,714	6,210,472	0.0%
Total	3,549,496	24,703,707	22,041,548	60,373	59	-	6,211,714

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,751,599	330,673	6,420,926	-
Consumer Discretionary	12,567,564	4,589,628	7,977,936	-
Consumer Staples	2,382,761	1,113,584	1,269,177	-
Energy	1,222,893	203,625	1,019,268	-
Financials	22,319,919	9,631,838	12,688,081	-
Health Care	4,161,887	828,346	3,333,541	-
Industrials	11,925,994	2,386,184	9,539,810	-
Information Technology	42,936,041	-	42,936,041	-
Materials	4,890,607	2,377,311	2,513,296	-
Real Estate	1,360,255	1,085,823	274,432	-
Utilities	1,673,130	1,673,130	-	-

International Equity Funds	3,206,120	3,206,120	-	-

Money Market Funds	6,211,714	6,211,714	-	-
Total Investments in Securities:	121,610,484	33,637,976	87,972,508	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $79,751,271)	$115,398,770
Fidelity Central Funds (cost $6,211,714)	6,211,714

Total Investment in Securities (cost $85,962,985)		$121,610,484
Cash		23,441
Foreign currency held at value (cost $6,564)		6,564
Receivable for investments sold		1,877,327
Receivable for fund shares sold		227,115
Dividends receivable		194,882
Distributions receivable from Fidelity Central Funds		10,099
Prepaid expenses		18
Receivable from investment adviser for expense reductions		1,896
Other receivables		30,856
Total assets		123,982,682
Liabilities
Payable for investments purchased	$1,860,702
Payable for fund shares redeemed	27,618
Accrued management fee	70,262
Other payables and accrued expenses	48,912
Total liabilities		2,007,494
Net Assets		$121,975,188
Net Assets consist of:
Paid in capital		$81,730,828
Total accumulated earnings (loss)		40,244,360
Net Assets		$121,975,188
Net Asset Value, offering price and redemption price per share ($121,975,188 ÷ 7,522,600 shares)		$16.21
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$968,754
Interest		242
Income from Fidelity Central Funds		60,373
Income before foreign taxes withheld		$1,029,369
Less foreign taxes withheld		(90,405)
Total income		938,964
Expenses
Management fee	$368,215
Custodian fees and expenses	33,758
Independent trustees' fees and expenses	139
Registration fees	24,273
Audit fees	47,623
Legal	57
Miscellaneous	114
Total expenses before reductions	474,179
Expense reductions	(7,170)
Total expenses after reductions		467,009
Net Investment income (loss)		471,955
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,187,414
Fidelity Central Funds	59
Foreign currency transactions	(65,926)
Futures contracts	32,624
Total net realized gain (loss)		5,154,171
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $184,816)	15,882,008
Assets and liabilities in foreign currencies	1,570
Futures contracts	(31,371)
Total change in net unrealized appreciation (depreciation)		15,852,207
Net gain (loss)		21,006,378
Net increase (decrease) in net assets resulting from operations		$21,478,333
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$471,955	$765,362
Net realized gain (loss)	5,154,171	1,294,716
Change in net unrealized appreciation (depreciation)	15,852,207	17,041,720
Net increase (decrease) in net assets resulting from operations	21,478,333	19,101,798
Distributions to shareholders	(2,540,349)	(796,210)

Share transactions
Proceeds from sales of shares	34,238,829	51,105,507
Reinvestment of distributions	2,155,281	681,926
Cost of shares redeemed	(19,916,359)	(22,324,169)

Net increase (decrease) in net assets resulting from share transactions	16,477,751	29,463,264
Total increase (decrease) in net assets	35,415,735	47,768,852

Net Assets
Beginning of period	86,559,453	38,790,601
End of period	$121,975,188	$86,559,453

Other Information
Shares
Sold	2,381,787	4,631,437
Issued in reinvestment of distributions	164,986	66,400
Redeemed	(1,348,669)	(2,029,443)
Net increase (decrease)	1,198,104	2,668,394

Financial Highlights
Fidelity® SAI Sustainable Emerging Markets Equity Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$13.69	$10.61	$8.57	$7.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.15	.17	.15	.06
Net realized and unrealized gain (loss)	2.83	3.12	1.97	.90	(2.46)
Total from investment operations	2.90	3.27	2.14	1.05	(2.40)
Distributions from net investment income	(.22)	(.11)	(.10)	(.08)	-
Distributions from net realized gain	(.16)	(.08)	-	-	-
Total distributions	(.38)	(.19)	(.10)	(.08)	-
Net asset value, end of period	$16.21	$13.69	$10.61	$8.57	$7.60
Total Return D,E	21.87%	31.42%	25.12%	13.74%	(24.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.96% H	1.05%	1.58%	4.99%	6.38% H,I
Expenses net of fee waivers, if any	.95 % H	.95%	.95%	.94%	.96% H
Expenses net of all reductions, if any	.95% H	.95%	.95%	.93%	.96% H
Net investment income (loss)	.96% H	1.30%	1.67%	1.65%	1.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$121,975	$86,559	$38,791	$6,257	$1,772
Portfolio turnover rate J	109 % H	95%	103%	87%	74% H

AFor the period April 14, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,799,736
Gross unrealized depreciation	(2,634,511)
Net unrealized appreciation (depreciation)	$35,165,225
Tax cost	$86,445,259

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	63,165,557	51,967,019
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .748% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	844,156	619,343	6,650
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	59
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,988.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $182.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905648.104
ESP-SANN-0626
Fidelity® SAI International SMA Completion Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International SMA Completion Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 89.4%
	Shares	Value ($)
AUSTRALIA - 2.2%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
Aristocrat Leisure Ltd	787,200	27,084,003
Financials - 0.8%
Insurance - 0.8%
Steadfast Group Ltd	1,738,885	5,348,520
Suncorp Group Ltd	734,196	9,136,616
TOTAL FINANCIALS		14,485,136
TOTAL AUSTRALIA		41,569,139
BELGIUM - 2.9%
Health Care - 2.9%
Pharmaceuticals - 2.9%
Financiere de Tubize SA	36,400	8,360,472
UCB SA (a)	176,281	47,833,476

TOTAL BELGIUM		56,193,948
CANADA - 2.3%
Consumer Discretionary - 2.3%
Broadline Retail - 2.3%
Dollarama Inc	346,200	44,245,091
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	10,836	1
TOTAL CANADA		44,245,092
CHILE - 4.1%
Materials - 4.1%
Metals & Mining - 4.1%
Antofagasta PLC	1,632,926	78,870,034
CHINA - 1.9%
Industrials - 1.9%
Machinery - 1.9%
Airtac International Group	790,000	37,002,409
FRANCE - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
Amundi SA (c)(d)	201,397	19,429,580
GERMANY - 6.7%
Financials - 1.7%
Insurance - 1.7%
Hannover Rueck SE	106,663	32,247,663
Health Care - 2.8%
Health Care Providers & Services - 2.8%
Fresenius SE & Co KGaA	1,092,483	52,908,526
Materials - 2.2%
Construction Materials - 2.2%
Heidelberg Materials AG	192,096	42,384,690
TOTAL GERMANY		127,540,879
IRELAND - 3.7%
Industrials - 3.7%
Building Products - 3.7%
Kingspan Group PLC	775,475	71,582,215
ITALY - 6.7%
Consumer Staples - 4.0%
Beverages - 4.0%
Coca-Cola HBC AG	1,313,500	76,498,371
Financials - 2.2%
Banks - 2.2%
FinecoBank Banca Fineco SpA	1,719,402	42,538,938
Industrials - 0.5%
Machinery - 0.5%
Interpump Group SpA	238,800	10,027,975
TOTAL ITALY		129,065,284
JAPAN - 28.1%
Consumer Discretionary - 2.1%
Specialty Retail - 2.1%
Fast Retailing Co Ltd	86,283	40,617,320
Industrials - 17.2%
Electrical Equipment - 0.6%
Furukawa Electric Co Ltd	45,700	12,411,520
Machinery - 11.8%
Ebara Corp	1,620,036	55,418,048
Japan Steel Works Ltd/The	240,186	14,677,926
Kawasaki Heavy Industries Ltd (e)	2,412,735	49,602,002
Mitsubishi Heavy Industries Ltd	3,524,770	105,199,927
		224,897,903
Trading Companies & Distributors - 4.8%
ITOCHU Corp	4,703,445	58,290,311
Toyota Tsusho Corp	826,900	32,460,623
		90,750,934
TOTAL INDUSTRIALS		328,060,357
Information Technology - 7.7%
Semiconductors & Semiconductor Equipment - 7.7%
Renesas Electronics Corp	5,813,730	117,569,014
Rohm Co Ltd	1,348,200	29,168,253
TOTAL INFORMATION TECHNOLOGY		146,737,267
Materials - 1.1%
Chemicals - 1.1%
Nissan Chemical Corp	485,008	20,971,524
TOTAL JAPAN		536,386,468
KOREA (SOUTH) - 12.2%
Information Technology - 12.2%
Semiconductors & Semiconductor Equipment - 7.5%
SK Hynix Inc	158,760	142,485,988
Technology Hardware, Storage & Peripherals - 4.7%
Samsung Electronics Co Ltd	600,120	90,950,777
TOTAL KOREA (SOUTH)		233,436,765
NETHERLANDS - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
BE Semiconductor Industries NV	78,879	22,884,871
POLAND - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Allegro.eu SA (a)(c)(d)	801,100	6,573,803
SPAIN - 7.0%
Financials - 7.0%
Banks - 7.0%
CaixaBank SA	10,468,497	133,246,740
SWEDEN - 5.2%
Financials - 4.7%
Financial Services - 4.7%
Investor AB B Shares	2,212,178	89,131,647
Industrials - 0.5%
Machinery - 0.5%
Indutrade AB	501,479	10,710,965
TOTAL SWEDEN		99,842,612
TAIWAN - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Bizlink Holding Inc	96,000	8,647,572
UNITED KINGDOM - 3.4%
Consumer Discretionary - 0.9%
Leisure Products - 0.9%
Games Workshop Group PLC	61,682	16,358,694
Financials - 0.6%
Insurance - 0.6%
Admiral Group PLC	263,800	12,125,866
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
Convatec Group PLC (c)(d)	6,363,424	18,249,189
Industrials - 0.9%
Trading Companies & Distributors - 0.9%
RS GROUP PLC	2,167,519	17,755,698
TOTAL UNITED KINGDOM		64,489,447
TOTAL COMMON STOCKS (Cost $1,128,873,793)		1,711,006,858

Non-Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
GERMANY - 1.1%
Health Care - 1.1%
Life Sciences Tools & Services - 1.1%
Sartorius AG (Cost $25,099,452)	85,500	21,795,385

Money Market Funds - 10.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	187,276,711	187,314,166
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	15,662,834	15,664,400
TOTAL MONEY MARKET FUNDS (Cost $202,978,566)			202,978,566

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,356,951,811)	1,935,780,809
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(20,636,183)
NET ASSETS - 100.0%	1,915,144,626

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,252,572 or 2.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $44,252,572 or 2.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,427,463	363,413,333	215,528,618	2,294,716	1,988	-	187,314,166	187,276,711	0.3%
Fidelity Securities Lending Cash Central Fund	-	43,962,568	28,295,818	14,195	(2,350)	-	15,664,400	15,662,834	0.0%
Total	39,427,463	407,375,901	243,824,436	2,308,911	(362)	-	202,978,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	134,878,911	67,177,588	67,701,323	-
Consumer Staples	76,498,371	76,498,371	-	-
Financials	343,205,570	195,473,694	147,731,876	-
Health Care	127,351,663	56,193,948	71,157,715	-
Industrials	483,787,191	110,076,853	373,710,338	-
Information Technology	403,058,904	22,884,871	380,174,032	1
Materials	142,226,248	78,870,034	63,356,214	-

Non-Convertible Preferred Stocks
Health Care	21,795,385	21,795,385	-	-

Money Market Funds	202,978,566	202,978,566	-	-
Total Investments in Securities:	1,935,780,809	831,949,310	1,103,831,498	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,918,168) - See accompanying schedule:
Unaffiliated issuers (cost $1,153,973,245)	$1,732,802,243
Fidelity Central Funds (cost $202,978,566)	202,978,566

Total Investment in Securities (cost $1,356,951,811)		$1,935,780,809
Foreign currency held at value (cost $254,879)		254,502
Receivable for investments sold		7,726,928
Receivable for fund shares sold		2,194,795
Dividends receivable		3,751,750
Reclaims receivable		1,449,465
Distributions receivable from Fidelity Central Funds		581,486
Other receivables		101,047
Total assets		1,951,840,782
Liabilities
Payable for investments purchased	$19,888,595
Payable for fund shares redeemed	1,140,376
Other payables and accrued expenses	435
Collateral on securities loaned	15,666,750
Total liabilities		36,696,156
Net Assets		$1,915,144,626
Net Assets consist of:
Paid in capital		$1,416,597,379
Total accumulated earnings (loss)		498,547,247
Net Assets		$1,915,144,626
Net Asset Value, offering price and redemption price per share ($1,915,144,626 ÷ 111,586,002 shares)		$17.16
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$12,682,450
Interest		2,869
Income from Fidelity Central Funds (including $14,195 from security lending)		2,308,911
Income before foreign taxes withheld		$14,994,230
Less foreign taxes withheld		(1,354,958)
Total income		13,639,272
Expenses
Independent trustees' fees and expenses	$2,298
Total expenses before reductions	2,298
Expense reductions	(1)
Total expenses after reductions		2,297
Net Investment income (loss)		13,636,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,549,224
Fidelity Central Funds	(362)
Foreign currency transactions	398,204
Total net realized gain (loss)		20,947,066
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	238,670,136
Assets and liabilities in foreign currencies	133,388
Total change in net unrealized appreciation (depreciation)		238,803,524
Net gain (loss)		259,750,590
Net increase (decrease) in net assets resulting from operations		$273,387,565
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,636,975	$20,342,416
Net realized gain (loss)	20,947,066	2,709,750
Change in net unrealized appreciation (depreciation)	238,803,524	221,004,615
Net increase (decrease) in net assets resulting from operations	273,387,565	244,056,781
Distributions to shareholders	(28,377,962)	(20,520,649)

Share transactions
Proceeds from sales of shares	322,516,945	501,932,149
Reinvestment of distributions	7,842,522	5,528,019
Cost of shares redeemed	(63,301,248)	(136,120,783)

Net increase (decrease) in net assets resulting from share transactions	267,058,219	371,339,385
Total increase (decrease) in net assets	512,067,822	594,875,517

Net Assets
Beginning of period	1,403,076,804	808,201,287
End of period	$1,915,144,626	$1,403,076,804

Other Information
Shares
Sold	20,375,192	38,714,330
Issued in reinvestment of distributions	533,868	460,669
Redeemed	(4,003,065)	(10,789,376)
Net increase (decrease)	16,905,995	28,385,623

Financial Highlights
Fidelity® SAI International SMA Completion Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.82	$12.19	$10.11	$9.61	$15.46	$12.38
Income from Investment Operations
Net investment income (loss) A,B	.13	.25	.23	.25	.18	.19
Net realized and unrealized gain (loss)	2.50	2.68	2.07	.39	(5.16)	3.01
Total from investment operations	2.63	2.93	2.30	.64	(4.98)	3.20
Distributions from net investment income	(.29)	(.30)	(.22)	(.14)	(.16)	(.12)
Distributions from net realized gain	-	-	-	-	(.71)	-
Total distributions	(.29)	(.30)	(.22)	(.14)	(.87)	(.12)
Net asset value, end of period	$17.16	$14.82	$12.19	$10.11	$9.61	$15.46
Total Return C,D	18.08%	24.58%	22.95%	6.61%	(34.09)%	26.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.68% H	1.93%	1.90%	2.36%	1.56%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,915,145	$1,403,077	$808,201	$528,460	$438,707	$583,710
Portfolio turnover rate I	50 % H	52%	33%	31%	40%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI International SMA Completion Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$581,761,294
Gross unrealized depreciation	(20,528,186)
Net unrealized appreciation (depreciation)	$561,233,108
Tax cost	$1,374,547,701

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(30,150,539)
Long-term	(62,695,881)
Total capital loss carryforward	$(92,846,420)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International SMA Completion Fund	488,558,879	378,410,743
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI International SMA Completion Fund	57,586,106	7,297,513	(210,141)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI International SMA Completion Fund	3,631

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International SMA Completion Fund	1,519	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893099.107
ISM-SANN-0626
Fidelity® Series Sustainable Emerging Markets Fund
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Sustainable Emerging Markets Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 90.3%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
YPF SA Class D ADR (a)	200	9,032
AUSTRALIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Anglogold Ashanti Plc	857	80,326
Anglogold Ashanti Plc (South Africa)	1,296	120,706

TOTAL AUSTRALIA		201,032
BRAZIL - 5.0%
Consumer Discretionary - 0.8%
Household Durables - 0.1%
Construtora Tenda S/A	900	5,107
Cury Construtora e Incorporadora SA	2,643	16,045
		21,152
Specialty Retail - 0.7%
Vibra Energia SA	21,065	141,658
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	3,890	16,984
TOTAL CONSUMER DISCRETIONARY		179,794
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Raia Drogasil SA	4,200	18,609
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PRIO SA/Brazil (a)	7,328	98,278
Financials - 2.1%
Banks - 0.7%
Itau Unibanco Holding SA	181	1,579
Itau Unibanco Holding SA ADR	16,193	140,880
		142,459
Capital Markets - 1.4%
B3 SA - Brasil Bolsa Balcao	47,786	173,994
XP Inc Class A	5,230	100,207
		274,201
Financial Services - 0.0%
StoneCo Ltd Class A	783	8,597
TOTAL FINANCIALS		425,257
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	6,300	28,664
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	6,860	63,602
Localiza Rent a Car SA (PN)	490	4,367
TOTAL INDUSTRIALS		67,969
Materials - 0.3%
Metals & Mining - 0.2%
Metalurgica Gerdau SA	20,785	41,681
Paper & Forest Products - 0.1%
Dexco SA	25,574	26,907
TOTAL MATERIALS		68,588
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LOG Commercial Properties e Participacoes SA	4,100	22,049
Utilities - 0.7%
Electric Utilities - 0.6%
Axia Energia SA	4,200	52,629
Equatorial SA	5,800	49,569
Isa Energia Brasil sa	4,300	25,626
		127,824
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,400	22,761
TOTAL UTILITIES		150,585
TOTAL BRAZIL		1,059,793
CHILE - 0.8%
Financials - 0.3%
Banks - 0.3%
Banco de Chile	404,356	75,801
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	2,064	99,691
TOTAL CHILE		175,492
CHINA - 20.8%
Communication Services - 4.6%
Entertainment - 0.6%
Netease Inc	1,800	42,136
Netease Inc ADR	874	102,704
		144,840
Interactive Media & Services - 4.0%
Baidu Inc A Shares (a)	4,650	73,428
Baidu Inc Class A ADR (a)	306	38,718
Tencent Holdings Ltd	12,112	735,590
		847,736
TOTAL COMMUNICATION SERVICES		992,576
Consumer Discretionary - 5.2%
Automobile Components - 0.2%
Fuyao Glass Industry Group Co Ltd A Shares (China)	5,000	43,305
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	800	6,095
		49,400
Automobiles - 1.1%
BYD Co Ltd A Shares (China)	2,700	40,993
BYD Co Ltd H Shares	11,470	152,576
XPeng Inc A Shares (a)	5,300	42,360
		235,929
Broadline Retail - 2.3%
Alibaba Group Holding Ltd	27,700	456,525
Alibaba Group Holding Ltd ADR	146	19,254
JD.com Inc ADR	505	15,311
		491,090
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc	5,900	32,194
New Oriental Education & Technology Group Inc ADR	502	27,454
		59,648
Hotels, Restaurants & Leisure - 0.9%
H World Group Ltd ADR	964	49,781
Meituan B Shares (a)(b)(c)	2,112	22,723
Trip.com Group Ltd (a)	82	4,428
Trip.com Group Ltd ADR (a)	605	32,797
Yum China Holdings Inc	737	35,708
Yum China Holdings Inc (Hong Kong)	750	36,700
		182,137
Textiles, Apparel & Luxury Goods - 0.4%
Laopu Gold Co Ltd H Shares	600	42,839
Shenzhou International Group Holdings Ltd	5,500	33,525
		76,364
TOTAL CONSUMER DISCRETIONARY		1,094,568
Consumer Staples - 0.8%
Beverages - 0.7%
China Resources Beer Holdings Co Ltd	7,000	24,120
Eastroc Beverage Group Co Ltd A Shares (China)	800	23,904
Kweichow Moutai Co Ltd A Shares (China)	300	60,856
Tsingtao Brewery Co Ltd H Shares	6,129	42,374
		151,254
Food Products - 0.1%
Uni-President China Holdings Ltd	16,000	14,727
TOTAL CONSUMER STAPLES		165,981
Financials - 4.7%
Banks - 3.1%
Bank of Ningbo Co Ltd A Shares (China)	14,200	69,596
China Construction Bank Corp H Shares	453,548	511,966
China Merchants Bank Co Ltd H Shares	5,506	33,325
Industrial & Commercial Bank of China Ltd H Shares	45,864	41,321
		656,208
Insurance - 1.6%
China Life Insurance Co Ltd H Shares	14,061	51,872
China Pacific Insurance Group Co Ltd H Shares	4,400	19,208
People's Insurance Co Group of China Ltd/The H Shares	19,000	13,000
PICC Property & Casualty Co Ltd H Shares	4,000	7,225
Ping An Insurance Group Co of China Ltd H Shares	32,056	260,554
		351,859
TOTAL FINANCIALS		1,008,067
Health Care - 1.6%
Biotechnology - 0.5%
Innovent Biologics Inc (a)(b)(c)	6,985	81,567
Zai Lab Ltd (a)	7,045	15,120
Zai Lab Ltd ADR (a)	529	11,448
		108,135
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	28,000	12,340
Life Sciences Tools & Services - 0.5%
Wuxi Apptec Co Ltd H Shares (b)(c)	5,200	91,353
WuXi XDC Cayman Inc (a)	1,000	7,593
		98,946
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	15,205	72,827
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	5,300	42,012
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	1,400	11,674
		126,513
TOTAL HEALTH CARE		345,934
Industrials - 2.0%
Construction & Engineering - 0.1%
Sinopec Engineering Group Co Ltd H Shares	27,616	22,310
Electrical Equipment - 1.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,700	173,456
Hongfa Technology Co Ltd A Shares (China)	8,100	37,116
		210,572
Machinery - 0.9%
Airtac International Group	1,000	46,838
Sany Heavy Equipment International Holdings Co Ltd	3,000	4,147
Shenzhen Inovance Technology Co Ltd A Shares (China)	7,700	77,678
UBTech Robotics Corp Ltd H Shares (a)	50	686
Yangzijiang Shipbuildling (Holdings) Ltd	17,600	60,024
		189,373
TOTAL INDUSTRIALS		422,255
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,161	64,549
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	384	14,174
Montage Technology Co Ltd A Shares (China)	958	24,621
Shanghai Fudan Microelectronics Group Co Ltd H Shares	1,000	4,998
TOTAL INFORMATION TECHNOLOGY		108,342
Materials - 0.7%
Construction Materials - 0.2%
China Jushi Co Ltd A Shares (China)	9,300	47,243
Metals & Mining - 0.5%
MMG Ltd (a)	96,000	103,573
TOTAL MATERIALS		150,816
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Overseas Land & Investment Ltd	4,500	7,729
China Resources Land Ltd	2,500	10,504
KE Holdings Inc A Shares	4,300	23,876
TOTAL REAL ESTATE		42,109
Utilities - 0.5%
Gas Utilities - 0.5%
ENN Energy Holdings Ltd	8,640	67,732
Kunlun Energy Co Ltd	42,867	41,253
TOTAL UTILITIES		108,985
TOTAL CHINA		4,439,633
FRANCE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	132	32,069
GREECE - 0.7%
Financials - 0.7%
Banks - 0.7%
Alpha Bank SA	7,286	29,240
Eurobank SA	8,795	37,986
Piraeus Bank SA	8,431	78,666

TOTAL GREECE		145,892
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (a)	61,876	2,027
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	1,012	42,627
INDIA - 7.9%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	3,349	66,949
Consumer Discretionary - 0.9%
Automobiles - 0.6%
Mahindra & Mahindra Ltd	3,956	129,751
Hotels, Restaurants & Leisure - 0.3%
Eternal Ltd (a)	17,840	46,813
MakeMyTrip Ltd (a)	330	15,579
		62,392
TOTAL CONSUMER DISCRETIONARY		192,143
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Reliance Industries Ltd	14,640	222,045
Financials - 4.3%
Banks - 2.9%
Axis Bank Ltd	2,619	35,129
Canara Bank	40,925	58,412
HDFC Bank Ltd	36,091	295,203
ICICI Bank Ltd	14,190	190,414
State Bank of India	1,691	19,127
		598,285
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (b)(c)	194	5,567
Consumer Finance - 0.9%
Bajaj Finance Ltd	12,676	125,911
Shriram Finance Ltd	6,533	64,977
		190,888
Insurance - 0.5%
HDFC Life Insurance Co Ltd (b)(c)	13,590	84,417
SBI Life Insurance Co Ltd (b)(c)	727	13,963
		98,380
TOTAL FINANCIALS		893,120
Health Care - 0.2%
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	272	18,717
Pharmaceuticals - 0.1%
Sun Pharmaceutical Industries Ltd	773	14,808
Torrent Pharmaceuticals Ltd	194	8,571
		23,379
TOTAL HEALTH CARE		42,096
Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	3,835	17,508
Construction & Engineering - 0.3%
Larsen & Toubro Ltd	1,759	74,725
TOTAL INDUSTRIALS		92,233
Information Technology - 0.3%
IT Services - 0.3%
Infosys Ltd	5,913	74,442
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Godrej Properties Ltd (a)	315	6,117
Sunteck Realty Ltd	2,464	8,870
TOTAL REAL ESTATE		14,987
Utilities - 0.4%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	16,377	55,152
Independent Power and Renewable Electricity Producers - 0.1%
NHPC Ltd	37,436	32,951
TOTAL UTILITIES		88,103
TOTAL INDIA		1,686,118
INDONESIA - 0.9%
Consumer Staples - 0.3%
Food Products - 0.3%
First Resources Ltd	22,857	62,788
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	167,447	56,771
Bank Rakyat Indonesia Persero Tbk PT	284,178	49,161
Bank Syariah Indonesia Persero Tbk PT	152,000	15,611
TOTAL FINANCIALS		121,543
TOTAL INDONESIA		184,331
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	895	52,125
KOREA (SOUTH) - 17.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
KT Corp	869	36,032
Entertainment - 0.2%
HYBE Co Ltd	217	39,132
Interactive Media & Services - 0.2%
NAVER Corp	327	47,273
TOTAL COMMUNICATION SERVICES		122,437
Consumer Discretionary - 0.4%
Automobiles - 0.1%
Kia Corp	301	31,245
Household Durables - 0.3%
Coway Co Ltd	815	47,687
TOTAL CONSUMER DISCRETIONARY		78,932
Financials - 2.4%
Banks - 2.1%
KB Financial Group Inc	1,810	199,477
Shinhan Financial Group Co Ltd	1,232	84,201
Woori Financial Group Inc	6,805	156,178
		439,856
Insurance - 0.3%
Samsung Life Insurance Co Ltd	385	65,901
TOTAL FINANCIALS		505,757
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (a)(b)(c)	45	45,155
Industrials - 1.5%
Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd	560	64,569
Electrical Equipment - 0.9%
Doosan Enerbility Co Ltd (a)	122	10,701
LS Electric Co Ltd	825	159,455
		170,156
Industrial Conglomerates - 0.2%
LG Corp	734	49,855
Machinery - 0.1%
HD Hyundai Marine Solution Co Ltd	170	30,934
TOTAL INDUSTRIALS		315,514
Information Technology - 12.5%
Electronic Equipment, Instruments & Components - 0.2%
Samsung Electro-Mechanics Co Ltd	68	39,261
Semiconductors & Semiconductor Equipment - 5.3%
SK Hynix Inc	1,252	1,123,661
Technology Hardware, Storage & Peripherals - 7.0%
Samsung Electronics Co Ltd	9,931	1,505,086
TOTAL INFORMATION TECHNOLOGY		2,668,008
TOTAL KOREA (SOUTH)		3,735,803
MALAYSIA - 0.7%
Financials - 0.7%
Banks - 0.7%
CIMB Group Holdings Bhd	75,300	145,475
MEXICO - 2.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	37,100	49,294
Consumer Staples - 0.5%
Beverages - 0.2%
Arca Continental SAB de CV	2,100	25,230
Fomento Economico Mexicano SAB de CV ADR	209	24,712
		49,942
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	10,910	34,394
Food Products - 0.1%
Gruma SAB de CV Series B	904	15,689
TOTAL CONSUMER STAPLES		100,025
Financials - 0.9%
Banks - 0.9%
Grupo Financiero Banorte SAB de CV	17,891	194,268
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	200	2,654
Grupo Aeroportuario del Pacifico SAB de CV Series B	563	14,124
TOTAL INDUSTRIALS		16,778
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	6,678	82,139
Real Estate - 0.2%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	3,084	5,294
Real Estate Management & Development - 0.2%
Corp Inmobiliaria Vesta SAB de CV	5,700	20,290
Corp Inmobiliaria Vesta SAB de CV ADR	569	20,256
		40,546
TOTAL REAL ESTATE		45,840
TOTAL MEXICO		488,344
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (b)(c)	578	10,908
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	516	59,691
PHILIPPINES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	14,023	3,458
SM Prime Holdings Inc	16,400	5,087

TOTAL PHILIPPINES		8,545
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	156	11,861
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Allegro.eu SA (a)(b)(c)	9,748	79,992
TOTAL POLAND		91,853
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	2,742	22,786
ROMANIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	171	6,134
SAUDI ARABIA - 1.7%
Financials - 1.5%
Banks - 1.5%
Al Rajhi Bank	12,912	236,000
Saudi National Bank/The	7,156	74,947
TOTAL FINANCIALS		310,947
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Dr Sulaiman Al Habib Medical Services Group Co	644	41,622
TOTAL SAUDI ARABIA		352,569
SINGAPORE - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (a)	558	47,363
SOUTH AFRICA - 3.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	2,802	35,156
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	2,466	133,534
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Pick n Pay Stores Ltd (a)	20,682	24,459
Shoprite Holdings Ltd	5,370	90,511
TOTAL CONSUMER STAPLES		114,970
Financials - 1.3%
Banks - 0.6%
Capitec Bank Holdings Ltd	430	111,651
Standard Bank Group Ltd	900	17,316
		128,967
Financial Services - 0.7%
FirstRand Ltd	25,349	134,267
TOTAL FINANCIALS		263,234
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Bidvest Group Ltd	4,613	64,611
Materials - 0.6%
Chemicals - 0.2%
Sasol Ltd (a)	3,837	53,332
Metals & Mining - 0.4%
Impala Platinum Holdings Ltd	6,091	85,378
TOTAL MATERIALS		138,710
TOTAL SOUTH AFRICA		750,215
TAIWAN - 23.1%
Financials - 0.8%
Banks - 0.8%
CTBC Financial Holding Co Ltd	96,555	160,212
Industrials - 0.4%
Electrical Equipment - 0.4%
Bizlink Holding Inc	1,148	103,411
Information Technology - 21.9%
Communications Equipment - 0.3%
Accton Technology Corp	942	69,208
Electronic Equipment, Instruments & Components - 3.0%
Chroma ATE Inc	1,000	68,548
Delta Electronics Inc	5,823	409,640
Elite Material Co Ltd	1,000	149,479
Yageo Corp	1,000	10,228
		637,895
Semiconductors & Semiconductor Equipment - 18.2%
ASE Technology Holding Co Ltd	10,789	169,652
MediaTek Inc	2,912	243,872
Taiwan Semiconductor Manufacturing Co Ltd	49,651	3,457,834
		3,871,358
Technology Hardware, Storage & Peripherals - 0.4%
Asia Vital Components Co Ltd	1,000	91,845
TOTAL INFORMATION TECHNOLOGY		4,670,306
TOTAL TAIWAN		4,933,929
THAILAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	3,100	18,625
TURKEY - 0.8%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
BIM Birlesik Magazalar AS	2,170	35,611
Financials - 0.1%
Banks - 0.1%
Akbank TAS	17,145	27,774
Industrials - 0.5%
Aerospace & Defense - 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	11,149	103,694
TOTAL TURKEY		167,079
UNITED ARAB EMIRATES - 1.3%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	33,822	52,117
Financials - 0.9%
Banks - 0.9%
Abu Dhabi Commercial Bank PJSC	27,249	102,376
Abu Dhabi Islamic Bank PJSC	13,117	78,278
TOTAL FINANCIALS		180,654
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Emaar Properties PJSC	9,821	31,551
RAK Properties PJSC (a)	27,752	8,084
TOTAL REAL ESTATE		39,635
TOTAL UNITED ARAB EMIRATES		272,406
UNITED STATES - 0.7%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Tenaris SA ADR	897	57,318
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (a)	91	26,869
BeOne Medicines Ltd H Shares (a)	1,600	36,319
TOTAL HEALTH CARE		63,188
Materials - 0.1%
Construction Materials - 0.1%
Titan SA	433	23,438
TOTAL UNITED STATES		143,944
TOTAL COMMON STOCKS (Cost $13,668,867)		19,285,840

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co Series 2 (Cost $33,795)	318	53,953

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $1,402,039)	3.69	1,401,758	1,402,039

TOTAL INVESTMENT IN SECURITIES - 97.1% (Cost $15,104,701)	20,741,832
NET OTHER ASSETS (LIABILITIES) - 2.9%	613,874
NET ASSETS - 100.0%	21,355,706

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	21	6/2026	1,715,910	103,807

The notional amount of long futures as a percentage of Net Assets is 8.0%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $514,567 or 2.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $514,567 or 2.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	888,169	3,981,899	3,468,063	9,876	34	-	1,402,039	1,401,758	0.0%
Total	888,169	3,981,899	3,468,063	9,876	34	-	1,402,039

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,303,086	260,519	1,042,567	-
Consumer Discretionary	1,806,326	503,033	1,303,293	-
Consumer Staples	550,109	321,340	228,769	-
Energy	470,859	248,814	222,045	-
Financials	4,476,626	1,594,587	2,882,039	-
Health Care	609,286	151,230	458,056	-
Industrials	1,246,156	312,743	933,413	-
Information Technology	7,521,098	-	7,521,098	-
Materials	764,414	474,888	289,526	-
Real Estate	184,073	118,432	65,641	-
Utilities	353,807	156,719	197,088	-

Non-Convertible Preferred Stocks
Consumer Discretionary	53,953	-	53,953	-

Money Market Funds	1,402,039	1,402,039	-	-
Total Investments in Securities:	20,741,832	5,544,344	15,197,488	-
Derivative Instruments:

Assets
Futures Contracts	103,807	103,807	-	-
Total Assets	103,807	103,807	-	-
Total Derivative Instruments:	103,807	103,807	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	103,807	-
Total Equity Risk	103,807	-
Total Value of Derivatives	103,807	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Sustainable Emerging Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,702,662)	$19,339,793
Fidelity Central Funds (cost $1,402,039)	1,402,039

Total Investment in Securities (cost $15,104,701)		$20,741,832
Segregated cash with brokers for derivative instruments		58,933
Cash		41,358
Foreign currency held at value (cost $2,410)		2,421
Receivable for investments sold		85,011
Receivable for fund shares sold		752,220
Dividends receivable		20,223
Distributions receivable from Fidelity Central Funds		3,474
Receivable for variation margin on futures contracts		25,040
Receivable from investment adviser for expense reductions		635
Other receivables		3
Total assets		21,731,150
Liabilities
Payable for investments purchased	$372,087
Other payables and accrued expenses	3,357
Total liabilities		375,444
Net Assets		$21,355,706
Net Assets consist of:
Paid in capital		$14,618,034
Total accumulated earnings (loss)		6,737,672
Net Assets		$21,355,706
Net Asset Value, offering price and redemption price per share ($21,355,706 ÷ 1,257,788 shares)		$16.98
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$169,303
Interest		172
Income from Fidelity Central Funds		9,876
Income before foreign taxes withheld		$179,351
Less foreign taxes withheld		(17,626)
Total income		161,725
Expenses
Custodian fees and expenses	$17,231
Independent trustees' fees and expenses	25
Total expenses before reductions	17,256
Expense reductions	(16,301)
Total expenses after reductions		955
Net Investment income (loss)		160,770
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,066,151
Fidelity Central Funds	34
Foreign currency transactions	(4,609)
Futures contracts	(51,204)
Total net realized gain (loss)		1,010,372
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,482)	1,786,249
Assets and liabilities in foreign currencies	365
Futures contracts	99,356
Total change in net unrealized appreciation (depreciation)		1,885,970
Net gain (loss)		2,896,342
Net increase (decrease) in net assets resulting from operations		$3,057,112
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,770	$278,520
Net realized gain (loss)	1,010,372	86,717
Change in net unrealized appreciation (depreciation)	1,885,970	2,873,752
Net increase (decrease) in net assets resulting from operations	3,057,112	3,238,989
Distributions to shareholders	(310,287)	(206,982)

Share transactions
Proceeds from sales of shares	4,570,749	6,642,847
Reinvestment of distributions	310,287	206,982
Cost of shares redeemed	(1,991,353)	(3,920,316)

Net increase (decrease) in net assets resulting from share transactions	2,889,683	2,929,513
Total increase (decrease) in net assets	5,636,508	5,961,520

Net Assets
Beginning of period	15,719,198	9,757,678
End of period	$21,355,706	$15,719,198

Other Information
Shares
Sold	292,519	536,632
Issued in reinvestment of distributions	21,975	18,285
Redeemed	(132,246)	(318,293)
Net increase (decrease)	182,248	236,624

Financial Highlights
Fidelity® Series Sustainable Emerging Markets Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$11.63	$9.62	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.29	.28	.16
Net realized and unrealized gain (loss)	2.51	2.94	1.95	(.54)
Total from investment operations	2.65	3.23	2.23	(.38)
Distributions from net investment income	(.29)	(.24)	(.22)	-
Total distributions	(.29)	(.24)	(.22)	-
Net asset value, end of period	$16.98	$14.62	$11.63	$9.62
Total Return D,E	18.49%	28.42%	23.47%	(3.80)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.20% H	.25%	.32%	.31% H
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01% H
Expenses net of all reductions, if any	.01% H	.01%	-% I	.01% H
Net investment income (loss)	1.88% H	2.36%	2.56%	3.40% H
Supplemental Data
Net assets, end of period (000 omitted)	$21,356	$15,719	$9,758	$4,341
Portfolio turnover rate J	90 % H	87%	47%	36% K

AFor the period May 11, 2023 (commencement of operations) through October 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.6%
	Shares	Value ($)
AUSTRALIA - 1.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
REA Group Ltd	51	6,313
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	1,186	40,805
Lottery Corp/The	9,854	39,447
TOTAL CONSUMER DISCRETIONARY		80,252
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd	2,928	70,002
Financials - 0.4%
Banks - 0.1%
Commonwealth Bank of Australia	275	34,638
Capital Markets - 0.2%
ASX Ltd	518	22,697
Macquarie Group Ltd	108	18,553
		41,250
Insurance - 0.1%
QBE Insurance Group Ltd	1,474	23,876
Suncorp Group Ltd	718	8,935
		32,811
TOTAL FINANCIALS		108,699
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	114	7,757
Industrials - 0.5%
Commercial Services & Supplies - 0.2%
Brambles Ltd	3,658	59,878
Transportation Infrastructure - 0.3%
Transurban Group unit	9,063	91,851
TOTAL INDUSTRIALS		151,729
Materials - 0.2%
Metals & Mining - 0.2%
Imdex Ltd	6,216	18,285
Rio Tinto PLC	691	69,609
TOTAL MATERIALS		87,894
TOTAL AUSTRALIA		512,646
AUSTRIA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	351	24,779
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (c)(d)	156	26,676
Erste Group Bank AG	773	85,414
TOTAL FINANCIALS		112,090
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	118	8,884
TOTAL AUSTRIA		145,753
BELGIUM - 1.6%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV	516	38,990
Financials - 1.3%
Banks - 1.3%
KBC Group NV	3,353	445,667
Health Care - 0.2%
Health Care Providers & Services - 0.1%
Fagron	1,249	35,181
Pharmaceuticals - 0.1%
UCB SA (a)	152	41,245
TOTAL HEALTH CARE		76,426
TOTAL BELGIUM		561,083
BRAZIL - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Wheaton Precious Metals Corp	2,595	327,787
CANADA - 13.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.4%
Dollarama Inc	1,024	130,869
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	480	38,733
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	271	28,603
Pet Valu Holdings Ltd	1,984	31,067
		59,670
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (a)	1,454	16,559
TOTAL CONSUMER DISCRETIONARY		245,831
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	4,629	273,852
Energy - 1.7%
Energy Equipment & Services - 0.2%
Pason Systems Inc	7,600	78,162
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp	995	122,314
Canadian Natural Resources Ltd	4,291	204,828
Imperial Oil Ltd	1,083	145,075
PrairieSky Royalty Ltd	1,766	44,607
		516,824
TOTAL ENERGY		594,986
Financials - 6.9%
Banks - 4.1%
Bank of Montreal	1,816	276,528
National Bank of Canada	2,738	413,295
Royal Bank of Canada	1,994	358,637
Toronto Dominion Bank	3,653	393,524
		1,441,984
Capital Markets - 1.1%
Brookfield Asset Management Ltd Class A	1,214	58,325
Brookfield Corp Class A	2,707	122,262
TMX Group Ltd	5,636	229,863
		410,450
Insurance - 1.7%
Definity Financial Corp	2,213	112,820
Intact Financial Corp	1,016	195,773
Sun Life Financial Inc	3,806	274,225
		582,818
TOTAL FINANCIALS		2,435,252
Industrials - 0.8%
Commercial Services & Supplies - 0.1%
BOYD GROUP INC	249	30,779
Ground Transportation - 0.5%
Canadian National Railway Co	257	28,866
Canadian Pacific Kansas City Ltd	1,619	140,810
		169,676
Professional Services - 0.2%
Thomson Reuters Corp	896	85,712
TOTAL INDUSTRIALS		286,167
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (a)	74	30,309
IT Services - 0.7%
Shopify Inc Class A (a)	1,874	227,471
Software - 0.3%
Constellation Software Inc/Canada	63	114,739
TOTAL INFORMATION TECHNOLOGY		372,519
Materials - 1.7%
Metals & Mining - 1.7%
Agnico Eagle Mines Ltd/CA	704	132,383
Franco-Nevada Corp	1,911	440,881
OR Royalties Inc	270	9,944
Triple Flag Precious Metals Corp	874	27,899
TOTAL MATERIALS		611,107
TOTAL CANADA		4,819,714
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	995	48,058
Lundin Mining Corp	5,422	139,148

TOTAL CHILE		187,206
CHINA - 0.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	426	25,872
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV Class N	101	4,890
Financials - 0.2%
Banks - 0.2%
BOC Hong Kong Holdings Ltd	12,239	70,401
TOTAL CHINA		101,163
DENMARK - 0.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	190	14,437
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	206	27,895
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	685	167,669
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	551	16,943
TOTAL INDUSTRIALS		184,612
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (a)(c)(d)	545	14,581
TOTAL DENMARK		241,525
FINLAND - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Elisa Oyj A Shares	467	22,658
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Kesko Oyj B Shares	1,715	42,188
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	1,301	44,846
Financials - 0.2%
Insurance - 0.2%
Sampo Oyj A Shares	8,325	86,507
Industrials - 0.3%
Machinery - 0.3%
Metso Oyj	2,403	41,401
Wartsila OYJ Abp	1,316	55,217
TOTAL INDUSTRIALS		96,618
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj	10,533	131,100
Nokia Oyj ADR	4,369	56,404
TOTAL INFORMATION TECHNOLOGY		187,504
Materials - 0.2%
Paper & Forest Products - 0.2%
Stora Enso Oyj R Shares	3,084	34,241
UPM-Kymmene Oyj	857	25,618
TOTAL MATERIALS		59,859
TOTAL FINLAND		540,180
FRANCE - 5.7%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Kering SA	19	5,227
LVMH Moet Hennessy Louis Vuitton SE	254	134,566
TOTAL CONSUMER DISCRETIONARY		139,793
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA	52	22,340
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
TotalEnergies SE	2,099	195,330
Financials - 1.5%
Banks - 0.8%
BNP Paribas SA	1,611	169,190
Credit Agricole SA	603	11,778
Societe Generale SA Series A	1,058	85,169
		266,137
Insurance - 0.7%
AXA SA	5,277	254,379
TOTAL FINANCIALS		520,516
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	580	122,768
Industrials - 2.3%
Aerospace & Defense - 0.7%
Airbus SE	1,099	226,569
LISI SA	206	15,038
		241,607
Building Products - 0.0%
Cie de Saint-Gobain SA	60	5,497
Construction & Engineering - 0.1%
Eiffage SA	322	51,774
Electrical Equipment - 0.8%
Legrand SA	1,647	295,083
Ground Transportation - 0.1%
Stef SA	150	20,457
Machinery - 0.1%
Alstom SA (a)	956	19,210
Trading Companies & Distributors - 0.3%
Rexel SA	2,382	99,972
Thermador Groupe	146	11,858
		111,830
Transportation Infrastructure - 0.2%
Getlink SE Series A	3,508	78,514
TOTAL INDUSTRIALS		823,972
Information Technology - 0.2%
Software - 0.2%
Dassault Systemes SE	2,511	56,582
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	199	42,813
Real Estate - 0.3%
Diversified REITs - 0.1%
Covivio SA/France	484	31,924
Retail REITs - 0.2%
Unibail-Rodamco-Westfield unit	538	65,100
TOTAL REAL ESTATE		97,024
TOTAL FRANCE		2,021,138
GERMANY - 5.4%
Consumer Discretionary - 0.1%
Specialty Retail - 0.0%
Auto1 Group SE (a)	281	5,979
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	145	25,094
TOTAL CONSUMER DISCRETIONARY		31,073
Consumer Staples - 0.4%
Household Products - 0.3%
Henkel AG & Co KGaA	1,526	105,221
Personal Care Products - 0.1%
Beiersdorf AG	343	28,434
TOTAL CONSUMER STAPLES		133,655
Financials - 1.1%
Banks - 0.0%
Commerzbank AG	379	15,662
Capital Markets - 0.1%
Deutsche Boerse AG	119	36,509
Insurance - 1.0%
Allianz SE	409	186,804
Hannover Rueck SE	223	67,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	131	78,535
		332,758
TOTAL FINANCIALS		384,929
Health Care - 0.4%
Pharmaceuticals - 0.4%
Bayer AG	1,314	58,680
Merck KGaA	621	80,208
TOTAL HEALTH CARE		138,888
Industrials - 2.4%
Aerospace & Defense - 1.0%
Hensoldt AG	290	26,168
Rheinmetall AG	208	330,977
		357,145
Air Freight & Logistics - 0.0%
Deutsche Post AG	315	18,652
Construction & Engineering - 0.2%
HOCHTIEF AG	109	58,489
Electrical Equipment - 0.4%
Siemens Energy AG	652	138,183
Industrial Conglomerates - 0.6%
Siemens AG	723	214,848
Machinery - 0.2%
Gea Group Ag	955	65,401
TOTAL INDUSTRIALS		852,718
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	771	51,854
Software - 0.4%
SAP SE	778	130,621
TOTAL INFORMATION TECHNOLOGY		182,475
Materials - 0.4%
Construction Materials - 0.4%
Heidelberg Materials AG	639	140,991
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	1,453	39,148
TOTAL GERMANY		1,903,877
HONG KONG - 0.8%
Financials - 0.5%
Capital Markets - 0.0%
Hong Kong Exchanges & Clearing Ltd	317	16,884
Insurance - 0.5%
AIA Group Ltd	6,600	72,460
Prudential PLC	4,583	69,064
Prudential PLC rights (a)(b)	4,583	869
		142,393
TOTAL FINANCIALS		159,277
Industrials - 0.1%
Ground Transportation - 0.1%
MTR Corp Ltd	11,850	50,637
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Sino Land Co Ltd	38,000	60,936
TOTAL HONG KONG		270,850
IRELAND - 0.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	3,030	7,759
Consumer Staples - 0.2%
Food Products - 0.2%
Kerry Group PLC Class A	866	73,383
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	1,635	18,802
Bank of Ireland Group PLC	1,868	36,700
TOTAL FINANCIALS		55,502
Industrials - 0.1%
Building Products - 0.1%
Kingspan Group PLC	435	40,154
TOTAL IRELAND		176,798
ISRAEL - 0.5%
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	1,968	52,749
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	751	26,338
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	62	51,396
Information Technology - 0.1%
Communications Equipment - 0.1%
Ituran Location and Control Ltd	323	18,605
Software - 0.0%
Nice Ltd (a)	175	17,668
TOTAL INFORMATION TECHNOLOGY		36,273
TOTAL ISRAEL		166,756
ITALY - 2.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Moncler SpA	942	56,650
Financials - 1.8%
Banks - 1.4%
BPER Banca SPA	2,359	34,702
FinecoBank Banca Fineco SpA	1,579	39,065
Intesa Sanpaolo SpA	32,823	223,008
UniCredit SpA	2,585	199,775
		496,550
Financial Services - 0.1%
Banca Mediolanum SpA	1,734	37,913
Insurance - 0.3%
Generali	2,490	111,582
TOTAL FINANCIALS		646,045
Industrials - 0.3%
Aerospace & Defense - 0.2%
Leonardo SpA	976	60,947
Commercial Services & Supplies - 0.0%
doValue SpA (a)(c)(d)	2,206	5,437
Electrical Equipment - 0.1%
Prysmian SpA	264	40,157
Machinery - 0.0%
Interpump Group SpA	305	12,808
TOTAL INDUSTRIALS		119,349
TOTAL ITALY		822,044
JAPAN - 16.1%
Communication Services - 0.5%
Entertainment - 0.2%
Nintendo Co Ltd	1,646	80,521
Interactive Media & Services - 0.0%
LY Corp	4,888	12,856
Wireless Telecommunication Services - 0.3%
KDDI Corp	4,285	70,122
SoftBank Group Corp	660	22,545
		92,667
TOTAL COMMUNICATION SERVICES		186,044
Consumer Discretionary - 2.2%
Automobile Components - 0.3%
Bridgestone Corp	5,200	108,062
Niterra Co Ltd	200	10,811
		118,873
Automobiles - 0.6%
Toyota Motor Corp	6,391	122,678
Yamaha Motor Co Ltd	9,079	63,771
		186,449
Broadline Retail - 0.0%
Rakuten Group Inc (a)	2,207	10,745
Diversified Consumer Services - 0.0%
Aucnet Inc	2,200	16,938
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	3,300	45,913
Household Durables - 1.0%
Panasonic Holdings Corp	11,600	237,287
Sony Group Corp	3,366	67,439
		304,726
Specialty Retail - 0.2%
Sanrio Co Ltd	3,000	17,483
USS Co Ltd	2,461	26,580
ZOZO Inc	4,395	29,497
		73,560
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	245	6,957
TOTAL CONSUMER DISCRETIONARY		764,161
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.0%
MatsukiyoCocokara & Co	400	5,858
YAKUODO Holdings Co Ltd	200	2,257
		8,115
Food Products - 0.5%
Ajinomoto Co Inc	4,894	157,295
TOTAL CONSUMER STAPLES		165,410
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	5,945	49,929
Financials - 3.7%
Banks - 2.3%
Mitsubishi UFJ Financial Group Inc	18,500	332,313
Mizuho Financial Group Inc	3,400	146,209
Sumitomo Mitsui Financial Group Inc	7,735	273,116
Yokohama Financial Group Inc	5,048	47,918
		799,556
Capital Markets - 0.3%
Daiwa Securities Group Inc	8,714	82,024
Japan Exchange Group Inc	1,700	20,250
		102,274
Financial Services - 0.2%
ORIX Corp	1,970	66,303
Insurance - 0.9%
Daiichi Life Group Inc	1,500	13,734
Sompo Holdings Inc	900	33,494
Tokio Marine Holdings Inc	6,194	283,665
		330,893
TOTAL FINANCIALS		1,299,026
Health Care - 1.2%
Health Care Equipment & Supplies - 1.0%
Hoya Corp	1,908	356,307
Pharmaceuticals - 0.2%
Chugai Pharmaceutical Co Ltd	112	5,973
Takeda Pharmaceutical Co Ltd	1,500	50,149
		56,122
TOTAL HEALTH CARE		412,429
Industrials - 4.3%
Commercial Services & Supplies - 0.1%
CTS Co Ltd	2,125	11,756
Pronexus Inc	2,610	17,882
		29,638
Construction & Engineering - 0.0%
Obayashi Corp	600	14,106
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	200	16,809
Mitsubishi Electric Corp	268	10,755
		27,564
Ground Transportation - 0.2%
Hankyu Hanshin Holdings Inc	1,236	35,830
Tokyu Corp	3,456	36,753
		72,583
Industrial Conglomerates - 1.0%
Hitachi Ltd	10,530	334,838
Machinery - 2.0%
Daifuku Co Ltd	500	21,861
Ebara Corp	2,527	86,443
FANUC Corp	1,351	59,678
IHI Corp	577	10,539
Komatsu Ltd	1,337	57,248
Mitsubishi Heavy Industries Ltd	15,275	455,897
		691,666
Passenger Airlines - 0.0%
ANA Holdings Inc	1,200	19,942
Professional Services - 0.1%
Recruit Holdings Co Ltd	1,026	47,529
Trading Companies & Distributors - 0.8%
ITOCHU Corp	14,670	181,807
Marubeni Corp	1,926	74,962
Mitsui & Co Ltd	200	7,509
		264,278
TOTAL INDUSTRIALS		1,502,144
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.7%
Azbil Corp	11,400	101,457
Ibiden Co Ltd	400	34,212
Keyence Corp	125	57,333
Yokogawa Electric Corp	1,906	66,363
		259,365
IT Services - 0.3%
Fujitsu Ltd	2,120	42,551
NEC Corp	1,643	43,704
Nomura Research Institute Ltd	806	21,754
		108,009
Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp	1,500	280,078
Disco Corp	500	237,891
Renesas Electronics Corp	8,232	166,473
Tokyo Electron Ltd	224	66,009
		750,451
Software - 0.0%
Broadleaf Co Ltd	589	3,407
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	1,284	23,630
TOTAL INFORMATION TECHNOLOGY		1,144,862
Materials - 0.3%
Chemicals - 0.2%
Asahi Kasei Corp	1,500	14,759
Shin-Etsu Chemical Co Ltd	618	28,454
Toray Industries Inc	4,409	31,656
		74,869
Metals & Mining - 0.1%
Sumitomo Metal Mining Co Ltd	362	22,257
TOTAL MATERIALS		97,126
TOTAL JAPAN		5,621,131
LUXEMBOURG - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	216	14,962
NETHERLANDS - 4.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	15,558	83,197
Consumer Staples - 0.1%
Beverages - 0.0%
Heineken NV	233	18,087
Food Products - 0.1%
JDE Peet's NV	575	21,494
TOTAL CONSUMER STAPLES		39,581
Industrials - 0.1%
Construction & Engineering - 0.0%
Koninklijke Heijmans N.V depository receipt (a)	76	7,675
Professional Services - 0.1%
Wolters Kluwer NV	262	20,448
TOTAL INDUSTRIALS		28,123
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
ASM International NV	135	131,603
ASML Holding NV	762	1,101,506
BE Semiconductor Industries NV	551	159,860
TOTAL INFORMATION TECHNOLOGY		1,392,969
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	438	25,641
TOTAL NETHERLANDS		1,569,511
NEW ZEALAND - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	6,145	20,630
NORWAY - 1.0%
Consumer Staples - 0.4%
Food Products - 0.4%
Mowi ASA	2,356	52,233
Orkla ASA	6,320	77,903
TOTAL CONSUMER STAPLES		130,136
Energy - 0.4%
Energy Equipment & Services - 0.0%
TGS ASA	762	12,378
Oil, Gas & Consumable Fuels - 0.4%
Aker BP ASA	1,437	55,931
Equinor ASA	1,586	64,546
		120,477
TOTAL ENERGY		132,855
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA	949	28,742
Industrials - 0.2%
Aerospace & Defense - 0.2%
Kongsberg Gruppen ASA	1,838	61,500
Machinery - 0.0%
Kongsberg Maritime AS	1,838	12,046
TOTAL INDUSTRIALS		73,546
TOTAL NORWAY		365,279
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	6,425	150,512
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	109	594
TOTAL PORTUGAL		151,106
SINGAPORE - 0.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd	16,864	61,078
Financials - 0.5%
Banks - 0.2%
DBS Group Holdings Ltd	200	9,222
United Overseas Bank Ltd	2,153	61,315
		70,537
Capital Markets - 0.3%
Singapore Exchange Ltd	4,900	83,784
TOTAL FINANCIALS		154,321
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	1,622	13,746
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (a)	178	680
Industrial Conglomerates - 0.1%
Keppel Ltd	3,786	32,406
TOTAL INDUSTRIALS		46,832
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	880	47,525
Real Estate - 0.0%
Office REITs - 0.0%
Keppel REIT (b)	420	296
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	61	133
TOTAL REAL ESTATE		429
TOTAL SINGAPORE		310,185
SPAIN - 3.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	918	30,902
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	1,327	76,571
Specialty Retail - 0.0%
Industria de Diseno Textil SA	91	5,402
TOTAL CONSUMER DISCRETIONARY		81,973
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Repsol SA	2,735	73,465
Financials - 2.2%
Banks - 2.2%
Banco Bilbao Vizcaya Argentaria SA	132	2,915
Banco Santander SA	36,080	439,544
Bankinter SA	2,536	42,160
CaixaBank SA	23,244	295,858
TOTAL FINANCIALS		780,477
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Clinica Baviera SA	104	6,811
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	230	33,095
Utilities - 0.9%
Electric Utilities - 0.9%
Acciona SA	137	39,779
Endesa SA	836	37,471
Iberdrola SA	9,768	229,004
TOTAL UTILITIES		306,254
TOTAL SPAIN		1,312,977
SWEDEN - 3.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telia Co AB	14,176	74,099
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (c)	228	16,068
Financials - 0.1%
Capital Markets - 0.1%
EQT AB	1,062	34,117
Financial Services - 0.0%
Investor AB B Shares	9	362
TOTAL FINANCIALS		34,479
Industrials - 2.4%
Aerospace & Defense - 0.1%
INVISIO AB	1,014	29,214
Building Products - 0.6%
Assa Abloy AB B Shares	4,745	180,595
Nibe Industrier AB B Shares	3,111	13,923
		194,518
Machinery - 1.3%
Atlas Copco AB A Shares	9,066	171,054
Epiroc AB A Shares	5,440	157,051
Epiroc AB B Shares	1,198	29,610
Sandvik AB	2,187	90,746
		448,461
Trading Companies & Distributors - 0.4%
AddTech AB B Shares	3,676	132,743
Bergman & Beving AB B Shares	720	24,369
		157,112
TOTAL INDUSTRIALS		829,305
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Lagercrantz Group AB B Shares	2,283	59,642
Materials - 0.5%
Metals & Mining - 0.3%
Boliden AB	2,305	119,859
Paper & Forest Products - 0.2%
Svenska Cellulosa AB SCA B Shares	4,724	53,724
TOTAL MATERIALS		173,583
TOTAL SWEDEN		1,187,176
SWITZERLAND - 3.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA Series A	7	1,342
Financials - 1.2%
Banks - 0.0%
Banque Cantonale Vaudoise	6	946
Capital Markets - 0.0%
Julius Baer Group Ltd	12	986
Insurance - 1.2%
Swiss Life Holding AG	66	77,441
Zurich Insurance Group AG	485	338,153
		415,594
TOTAL FINANCIALS		417,526
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	173	37,906
Life Sciences Tools & Services - 0.2%
Lonza Group AG	131	80,542
Pharmaceuticals - 0.1%
Galderma Group AG	110	23,077
TOTAL HEALTH CARE		141,525
Industrials - 1.5%
Building Products - 0.1%
Belimo Holding AG	40	36,501
Electrical Equipment - 1.1%
ABB Ltd	3,805	384,837
Machinery - 0.1%
VAT Group AG (c)(d)	57	42,530
Marine Transportation - 0.1%
Kuehne + Nagel International AG	97	22,681
Professional Services - 0.1%
SGS SA	380	41,164
TOTAL INDUSTRIALS		527,713
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	428	42,036
Materials - 0.2%
Chemicals - 0.2%
Givaudan SA	12	42,772
Sika AG	107	19,738
TOTAL MATERIALS		62,510
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Swiss Prime Site AG	611	105,802
TOTAL SWITZERLAND		1,298,454
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd	8,446	588,203
UNITED KINGDOM - 11.9%
Communication Services - 0.4%
Interactive Media & Services - 0.1%
Autotrader Group PLC (c)(d)	3,808	25,616
Media - 0.3%
Informa PLC	10,672	115,101
TOTAL COMMUNICATION SERVICES		140,717
Consumer Discretionary - 1.0%
Automobile Components - 0.0%
AB Dynamics PLC	1,155	15,292
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	6,539	184,727
Entain PLC	5,217	38,590
		223,317
Household Durables - 0.1%
Barratt Redrow PLC	11,373	38,734
Leisure Products - 0.1%
Games Workshop Group PLC	186	49,329
Specialty Retail - 0.1%
Kingfisher PLC	9,753	38,352
TOTAL CONSUMER DISCRETIONARY		365,024
Consumer Staples - 0.7%
Beverages - 0.2%
Diageo PLC	3,955	79,968
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	9,429	42,187
Marks & Spencer Group PLC	3,586	16,107
Tesco PLC	6,321	41,463
		99,757
Personal Care Products - 0.2%
Unilever PLC	1,083	63,155
TOTAL CONSUMER STAPLES		242,880
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCC PLC	367	27,667
Financials - 3.3%
Banks - 2.2%
Barclays PLC	7,089	41,669
HSBC Holdings PLC	10,952	201,515
Lloyds Banking Group PLC	159,334	216,583
NatWest Group PLC	22,230	177,304
Standard Chartered PLC	5,000	127,324
		764,395
Capital Markets - 0.5%
3i Group PLC	2,096	72,894
London Stock Exchange Group PLC	601	78,101
Schroders PLC	510	4,025
St James's Place PLC	1,907	31,619
		186,639
Insurance - 0.6%
Admiral Group PLC	499	22,937
Aviva PLC	8,547	72,528
Beazley PLC	3,625	62,941
Legal & General Group PLC	14,702	50,354
		208,760
TOTAL FINANCIALS		1,159,794
Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC	1,634	310,129
GSK PLC	8,627	226,178
TOTAL HEALTH CARE		536,307
Industrials - 3.4%
Aerospace & Defense - 1.9%
Avon Technologies PLC	2,515	59,000
BAE Systems PLC	21,763	605,307
Melrose Industries PLC	795	5,209
		669,516
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	4,189	28,241
Industrial Conglomerates - 0.5%
Smiths Group PLC	4,774	165,264
Machinery - 0.0%
Bodycote PLC	2,479	22,972
Marine Transportation - 0.0%
Clarkson PLC	206	13,556
Professional Services - 0.2%
RELX PLC	2,100	76,579
Trading Companies & Distributors - 0.7%
Diploma PLC	1,412	133,344
Howden Joinery Group PLC	9,361	98,974
		232,318
TOTAL INDUSTRIALS		1,208,446
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	1,060	63,566
Oxford Instruments PLC	357	14,020
		77,586
Software - 0.1%
Sage Group PLC/The	3,810	45,441
TOTAL INFORMATION TECHNOLOGY		123,027
Materials - 0.1%
Metals & Mining - 0.1%
Hill & Smith PLC	551	19,268
Real Estate - 0.2%
Diversified REITs - 0.1%
Land Securities Group PLC	2,904	23,366
Industrial REITs - 0.1%
Segro PLC	4,501	42,567
TOTAL REAL ESTATE		65,933
Utilities - 0.9%
Electric Utilities - 0.7%
SSE PLC	6,259	224,100
Multi-Utilities - 0.2%
National Grid PLC	4,869	87,158
TOTAL UTILITIES		311,258
TOTAL UNITED KINGDOM		4,200,321
UNITED STATES - 9.9%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.7%
InterContinental Hotels Group PLC	720	103,032
InterContinental Hotels Group PLC ADR	1,037	149,204
		252,236
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	433	24,229
TOTAL CONSUMER DISCRETIONARY		276,465
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Shell PLC	3,674	167,045
Shell PLC ADR	1,866	169,190
Sunococorp LLC	979	65,280
TOTAL ENERGY		401,515
Financials - 0.1%
Financial Services - 0.0%
Visa Inc Class A	28	9,235
Insurance - 0.1%
Aegon Ltd	706	5,850
Swiss Re AG	193	31,111
		36,961
TOTAL FINANCIALS		46,196
Health Care - 2.3%
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,016	75,704
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	851	28,999
Pharmaceuticals - 2.0%
Novartis AG	2,281	337,108
Roche Holding AG	886	361,046
Roche Holding AG bearer shares	33	13,794
		711,948
TOTAL HEALTH CARE		816,651
Industrials - 2.7%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	217	8,707
Electrical Equipment - 2.5%
GE Vernova Inc	256	277,365
Schneider Electric SE	1,914	609,052
		886,417
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc (United Kingdom)	181	47,806
Sunbelt Rentals Holdings Inc (United Kingdom)	237	17,815
		65,621
TOTAL INDUSTRIALS		960,745
Materials - 2.9%
Chemicals - 0.9%
Linde PLC	495	248,064
Sherwin-Williams Co/The	228	73,327
		321,391
Construction Materials - 2.0%
CRH PLC	5,658	670,021
TOTAL MATERIALS		991,412
TOTAL UNITED STATES		3,492,984
TOTAL COMMON STOCKS (Cost $25,985,127)		32,931,439

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,671,866)	3.69	2,671,332	2,671,866

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $28,656,993)	35,603,305
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(411,435)
NET ASSETS - 100.0%	35,191,870

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	11	6/2026	1,675,355	68,058

The notional amount of long futures as a percentage of Net Assets is 4.8%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,810 or 0.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $145,742 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,089,069	7,519,474	5,936,664	20,200	(13)	-	2,671,866	2,671,332	0.0%
Total	1,089,069	7,519,474	5,936,664	20,200	(13)	-	2,671,866

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	630,880	211,858	419,022	-
Consumer Discretionary	2,085,718	1,035,027	1,050,691	-
Consumer Staples	1,190,310	814,353	375,957	-
Energy	1,765,886	1,340,899	424,987	-
Financials	8,998,195	4,276,174	4,722,021	-
Health Care	2,300,862	1,091,003	1,209,859	-
Industrials	7,867,301	3,311,050	4,556,251	-
Information Technology	4,233,617	1,114,548	3,119,069	-
Materials	2,827,197	2,438,635	388,562	-
Real Estate	369,272	245,393	123,879	-
Utilities	662,201	101,309	560,892	-

Money Market Funds	2,671,866	2,671,866	-	-
Total Investments in Securities:	35,603,305	18,652,115	16,951,190	-
Derivative Instruments:

Assets
Futures Contracts	68,058	68,058	-	-
Total Assets	68,058	68,058	-	-
Total Derivative Instruments:	68,058	68,058	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	68,058	-
Total Equity Risk	68,058	-
Total Value of Derivatives	68,058	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $25,985,127)	$32,931,439
Fidelity Central Funds (cost $2,671,866)	2,671,866

Total Investment in Securities (cost $28,656,993)		$35,603,305
Segregated cash with brokers for derivative instruments		84,765
Cash		49
Foreign currency held at value (cost $14,640)		14,642
Receivable for investments sold		297,067
Receivable for fund shares sold		115,079
Dividends receivable		120,939
Reclaims receivable		23,989
Interest receivable		13
Distributions receivable from Fidelity Central Funds		6,591
Receivable for variation margin on futures contracts		57,176
Receivable from investment adviser for expense reductions		776
Total assets		36,324,391
Liabilities
Payable for investments purchased
Regular delivery	$785,009
Delayed delivery	1,176
Payable for fund shares redeemed	343,042
Other payables and accrued expenses	3,294
Total liabilities		1,132,521
Net Assets		$35,191,870
Net Assets consist of:
Paid in capital		$27,970,110
Total accumulated earnings (loss)		7,221,760
Net Assets		$35,191,870
Net Asset Value, offering price and redemption price per share ($35,191,870 ÷ 2,391,484 shares)		$14.72
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$355,665
Interest		329
Income from Fidelity Central Funds		20,200
Income before foreign taxes withheld		$376,194
Less foreign taxes withheld		(43,533)
Total income		332,661
Expenses
Custodian fees and expenses	$9,405
Independent trustees' fees and expenses	46
Total expenses before reductions	9,451
Expense reductions	(7,742)
Total expenses after reductions		1,709
Net Investment income (loss)		330,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	232,219
Fidelity Central Funds	(13)
Foreign currency transactions	6,273
Futures contracts	(71,142)
Total net realized gain (loss)		167,337
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,985,374
Assets and liabilities in foreign currencies	2,844
Futures contracts	68,058
Total change in net unrealized appreciation (depreciation)		2,056,276
Net gain (loss)		2,223,613
Net increase (decrease) in net assets resulting from operations		$2,554,565
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$330,952	$505,682
Net realized gain (loss)	167,337	30,606
Change in net unrealized appreciation (depreciation)	2,056,276	3,914,291
Net increase (decrease) in net assets resulting from operations	2,554,565	4,450,579
Distributions to shareholders	(670,328)	(330,622)

Share transactions
Proceeds from sales of shares	8,484,580	13,280,048
Reinvestment of distributions	670,328	330,622
Cost of shares redeemed	(4,508,575)	(4,800,901)

Net increase (decrease) in net assets resulting from share transactions	4,646,333	8,809,769
Total increase (decrease) in net assets	6,530,570	12,929,726

Net Assets
Beginning of period	28,661,300	15,731,574
End of period	$35,191,870	$28,661,300

Other Information
Shares
Sold	596,631	1,052,663
Issued in reinvestment of distributions	49,036	28,650
Redeemed	(315,149)	(379,943)
Net increase (decrease)	330,518	701,370

Financial Highlights
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.91	$11.57	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.30	.26	.11
Net realized and unrealized gain (loss)	.99	2.28	2.10	(.77)
Total from investment operations	1.14	2.58	2.36	(.66)
Distributions from net investment income	(.33)	(.24)	(.13)	-
Total distributions	(.33)	(.24)	(.13)	-
Net asset value, end of period	$14.72	$13.91	$11.57	$9.34
Total Return D,E	8.38%	22.75%	25.41%	(6.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.10%	.17%	.29% H
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01% H
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01% H
Net investment income (loss)	2.14% H	2.34%	2.32%	2.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$35,192	$28,661	$15,732	$6,844
Portfolio turnover rate I	64 % H	39%	33%	8% J

AFor the period May 11, 2023 (commencement of operations) through October 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Series Sustainable Emerging Markets Fund and Fidelity Series Sustainable Non-U.S. Developed Markets Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, future transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Sustainable Emerging Markets Fund	15,141,960	6,354,289	(650,610)	5,703,679
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28,782,520	7,831,455	(942,612)	6,888,843

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Sustainable Emerging Markets Fund	(3,128)	-	(3,128)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable Emerging Markets Fund	8,649,137	7,519,148
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12,202,416	9,682,085
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Sustainable Emerging Markets Fund	19
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Sustainable Emerging Markets Fund	73,118	274,391	19,300
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	501,541	534,523	(71,987)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Sustainable Emerging Markets Fund	.013%	16,119
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	.013%	7,398

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Sustainable Emerging Markets Fund	182
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	344
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908949.102
SMKC-SANN-0626
Fidelity® Series Select International Small Cap Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Select International Small Cap Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 7.5%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Amotiv Ltd	198,293	922,305
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Whitehaven Coal Ltd	273,110	1,668,875
Financials - 1.4%
Insurance - 1.4%
AUB Group Ltd	41,382	770,693
nib holdings Ltd/Australia	342,247	1,652,841
Steadfast Group Ltd	469,201	1,443,184
TOTAL FINANCIALS		3,866,718
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Ansell Ltd	45,767	877,962
Industrials - 1.4%
Construction & Engineering - 0.6%
Ventia Services Group Pty Ltd	418,146	1,609,728
Professional Services - 0.8%
ALS Ltd	140,862	2,199,538
TOTAL INDUSTRIALS		3,809,266
Materials - 3.0%
Chemicals - 0.7%
Dyno Nobel Ltd	777,056	1,845,120
Metals & Mining - 2.3%
Evolution Mining Ltd	235,165	2,079,128
Iluka Resources Ltd	69,374	412,743
Imdex Ltd	603,158	1,774,236
Sandfire Resources Ltd (a)	184,919	2,234,119
		6,500,226
TOTAL MATERIALS		8,345,346
Real Estate - 0.5%
Diversified REITs - 0.5%
GPT Group/The unit	421,162	1,452,523
TOTAL AUSTRALIA		20,942,995
AUSTRIA - 1.5%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
AT&S Austria Technologie & Systemtechnik AG (a)	30,627	3,371,677
Materials - 0.3%
Construction Materials - 0.3%
Wienerberger AG (d)	30,562	883,814
TOTAL AUSTRIA		4,255,491
BELGIUM - 1.9%
Financials - 0.6%
Banks - 0.6%
KBC Ancora	18,729	1,707,945
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fagron	61,065	1,720,055
Real Estate - 0.7%
Industrial REITs - 0.7%
Warehouses De Pauw CVA	64,798	1,703,524
Warehouses De Pauw CVA rights (a)(e)	64,798	93,542
TOTAL REAL ESTATE		1,797,066
TOTAL BELGIUM		5,225,066
DENMARK - 0.4%
Industrials - 0.4%
Machinery - 0.4%
FLSmidth & Co A/S	15,700	1,163,849
FINLAND - 2.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Puuilo Oyj	79,571	1,214,051
Industrials - 0.7%
Machinery - 0.7%
Konecranes Oyj A Shares	56,511	1,853,096
Materials - 0.7%
Chemicals - 0.4%
Kemira Oyj	51,711	1,071,189
Containers & Packaging - 0.3%
Huhtamaki Oyj	28,278	904,718
TOTAL MATERIALS		1,975,907
Utilities - 0.8%
Electric Utilities - 0.8%
Fortum Oyj	90,175	2,269,079
TOTAL FINLAND		7,312,133
FRANCE - 3.6%
Communication Services - 0.3%
Media - 0.3%
IPSOS SA	22,052	932,246
Energy - 1.0%
Energy Equipment & Services - 1.0%
Vallourec SACA	94,111	2,833,129
Health Care - 0.6%
Pharmaceuticals - 0.6%
Virbac SACA	3,569	1,556,123
Industrials - 1.3%
Commercial Services & Supplies - 0.6%
Elis SA	56,155	1,730,699
Trading Companies & Distributors - 0.7%
Rexel SA	45,793	1,921,920
TOTAL INDUSTRIALS		3,652,619
Materials - 0.4%
Construction Materials - 0.4%
Vicat SACA	17,224	1,212,897
TOTAL FRANCE		10,187,014
GERMANY - 3.2%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
SAF-Holland SE (d)	77,789	1,599,524
Industrials - 0.5%
Aerospace & Defense - 0.4%
Hensoldt AG (d)	12,528	1,130,451
Machinery - 0.1%
Stabilus SE	13,105	264,855
TOTAL INDUSTRIALS		1,395,306
Information Technology - 0.7%
IT Services - 0.3%
Bechtle AG	27,300	930,460
Software - 0.4%
Mensch und Maschine Software SE	19,918	935,071
TOTAL INFORMATION TECHNOLOGY		1,865,531
Materials - 1.1%
Chemicals - 0.5%
Wacker Chemie AG (d)	11,800	1,296,965
Metals & Mining - 0.6%
Aurubis AG	8,200	1,764,067
TOTAL MATERIALS		3,061,032
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Patrizia SE	104,325	915,859
TOTAL GERMANY		8,837,252
HONG KONG - 2.1%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Luk Fook Holdings International Ltd	463,635	1,329,672
Industrials - 0.3%
Marine Transportation - 0.3%
Pacific Basin Shipping Ltd	2,272,235	889,090
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASMPT Ltd	120,925	2,533,066
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Hysan Development Co Ltd	421,383	1,056,322
TOTAL HONG KONG		5,808,150
ISRAEL - 3.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Bezeq The Israeli Telecommunication Corp Ltd	1,164,038	3,171,364
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	18,173	2,244,075
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Nova Ltd (Israel) (a)	7,162	3,533,926
TOTAL ISRAEL		8,949,365
ITALY - 3.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
RAI Way SpA (b)(c)	180,932	1,299,587
Consumer Discretionary - 0.8%
Automobile Components - 0.8%
Brembo NV	127,054	1,192,936
Pirelli & C SpA (b)(c)	170,700	1,172,001
TOTAL CONSUMER DISCRETIONARY		2,364,937
Financials - 0.8%
Capital Markets - 0.8%
Banca Generali SpA	34,841	2,279,681
Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
GVS SpA (a)(b)(c)(d)	184,676	916,831
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	24,267	1,413,795
TOTAL HEALTH CARE		2,330,626
Industrials - 0.3%
Aerospace & Defense - 0.3%
Avio SpA (b)	21,683	802,638
TOTAL ITALY		9,077,469
JAPAN - 38.3%
Communication Services - 1.0%
Entertainment - 0.3%
Daiichikosho Co Ltd	92,131	958,279
Wireless Telecommunication Services - 0.7%
Okinawa Cellular Telephone Co	85,456	1,828,756
TOTAL COMMUNICATION SERVICES		2,787,035
Consumer Discretionary - 4.9%
Automobile Components - 0.8%
Shoei Co Ltd	110,692	1,233,262
Stanley Electric Co Ltd	51,174	998,757
		2,232,019
Distributors - 0.5%
PALTAC Corp	42,752	1,262,800
Hotels, Restaurants & Leisure - 1.2%
Food & Life Cos Ltd	38,011	2,211,139
Kyoritsu Maintenance Co Ltd	67,258	1,023,293
		3,234,432
Household Durables - 1.4%
Haseko Corp	105,448	1,820,985
Nikon Corp (d)	108,543	1,200,876
Rinnai Corp	43,209	982,008
		4,003,869
Leisure Products - 0.3%
Sega Sammy Holdings Inc	64,583	936,302
Specialty Retail - 0.7%
Nextage Co Ltd	92,901	2,039,209
TOTAL CONSUMER DISCRETIONARY		13,708,631
Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 0.4%
Tsuruha Holdings Inc	89,300	1,177,418
Food Products - 1.5%
Kotobuki Spirits Co Ltd	106,009	1,356,747
Morinaga & Co Ltd/Japan	68,616	1,170,868
Toyo Suisan Kaisha Ltd	22,224	1,526,399
		4,054,014
Personal Care Products - 0.3%
Milbon Co Ltd	50,654	826,389
TOTAL CONSUMER STAPLES		6,057,821
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Itochu Enex Co Ltd	109,600	1,333,642
San-Ai Obbli Co Ltd	91,400	1,344,928
TOTAL ENERGY		2,678,570
Financials - 3.6%
Banks - 3.0%
Hokuhoku Financial Group Inc	92,687	3,533,503
Kyoto Financial Group Inc	75,488	2,086,575
Suruga Bank Ltd	193,096	2,863,029
		8,483,107
Financial Services - 0.6%
Zenkoku Hosho Co Ltd	83,772	1,686,519
TOTAL FINANCIALS		10,169,626
Health Care - 2.4%
Health Care Equipment & Supplies - 0.2%
Nagaileben Co Ltd	55,779	605,041
Health Care Providers & Services - 1.0%
As One Corp	93,904	1,302,173
H.U. Group Holdings Inc	73,316	1,462,789
		2,764,962
Pharmaceuticals - 1.2%
Kissei Pharmaceutical Co Ltd	34,988	976,158
Santen Pharmaceutical Co Ltd	99,300	1,023,334
Sawai Group Holdings Co Ltd	98,677	1,328,838
		3,328,330
TOTAL HEALTH CARE		6,698,333
Industrials - 9.9%
Building Products - 1.0%
Nichias Corp	85,500	1,696,422
Sanwa Holdings Corp	52,570	1,202,415
		2,898,837
Commercial Services & Supplies - 1.0%
Daiei Kankyo Co Ltd	61,707	1,482,317
Park24 Co Ltd	104,375	1,227,397
		2,709,714
Construction & Engineering - 0.9%
Penta-Ocean Construction Co Ltd	234,101	2,622,927
Electrical Equipment - 1.1%
SWCC Corp	30,661	3,138,359
Ground Transportation - 0.4%
Kyushu Railway Co	51,112	1,173,224
Machinery - 3.3%
Daihatsu Diesel Manufacturing Co Ltd	80,445	1,534,375
Galilei Co Ltd	51,709	1,178,165
Hosokawa Micron Corp	47,894	1,815,902
Japan Steel Works Ltd/The	17,600	1,075,548
Meidensha Corp	34,061	1,860,951
Takeuchi Manufacturing Co Ltd	31,373	1,414,259
		8,879,200
Professional Services - 0.6%
Timee Inc (a)(d)	72,700	590,656
Visional Inc (a)	21,000	991,659
		1,582,315
Trading Companies & Distributors - 1.0%
Inaba Denki Sangyo Co Ltd	105,468	1,779,228
Sojitz Corp	27,500	1,030,005
		2,809,233
Transportation Infrastructure - 0.6%
Kamigumi Co Ltd	53,510	1,768,525
TOTAL INDUSTRIALS		27,582,334
Information Technology - 4.9%
Electronic Equipment, Instruments & Components - 3.4%
Alps Alpine Co Ltd	11,300	169,570
Anritsu Corp	92,697	2,426,542
Daiwabo Holdings Co Ltd	74,473	1,516,530
Dexerials Corp	67,891	1,059,563
Hamamatsu Photonics KK	101,000	1,301,934
Maruwa Co Ltd/Aichi	4,235	2,000,643
Riken Keiki Co Ltd	47,459	1,019,302
		9,494,084
IT Services - 0.7%
NSD Co Ltd	63,547	1,090,877
Zuken Inc	30,363	857,165
		1,948,042
Semiconductors & Semiconductor Equipment - 0.8%
SUMCO Corp	139,124	2,219,675
TOTAL INFORMATION TECHNOLOGY		13,661,801
Materials - 5.6%
Chemicals - 2.8%
Fujimi Inc	58,800	1,216,194
Kaneka Corp	44,418	1,389,256
Kuraray Co Ltd	90,333	948,729
Resonac Holdings Corp (d)	35,212	3,222,396
Teijin Ltd	85,800	864,079
		7,640,654
Construction Materials - 0.3%
Maeda Kosen Co Ltd	82,030	957,362
Containers & Packaging - 0.4%
FP Corp	80,909	1,195,336
Metals & Mining - 2.1%
Dowa Holdings Co Ltd	29,729	1,809,055
Toho Titanium Co Ltd (d)	76,300	1,642,549
UACJ Corp	141,416	2,495,135
		5,946,739
TOTAL MATERIALS		15,740,091
Real Estate - 2.5%
Diversified REITs - 0.5%
Daiwa House REIT Investment Corp	1,718	1,381,690
Industrial REITs - 0.4%
SOSiLA Logistics REIT Inc	1,571	1,235,663
Real Estate Management & Development - 1.2%
Relo Group Inc	83,237	1,041,993
Tokyo Tatemono Co Ltd	89,007	2,048,121
		3,090,114
Residential REITs - 0.4%
Daiwa Securities Living Investments Corp	1,760	1,210,518
TOTAL REAL ESTATE		6,917,985
Utilities - 0.3%
Gas Utilities - 0.3%
Nippon Gas Co Ltd	45,579	782,437
TOTAL JAPAN		106,784,664
NETHERLANDS - 1.1%
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
IMCD NV (a)	11,200	1,316,460
Real Estate - 0.6%
Retail REITs - 0.6%
Eurocommercial Properties NV	51,766	1,695,069
TOTAL NETHERLANDS		3,011,529
NEW ZEALAND - 1.1%
Industrials - 0.4%
Building Products - 0.4%
Fletcher Building Ltd (a)	739,180	1,221,045
Utilities - 0.7%
Electric Utilities - 0.7%
Contact Energy Ltd	332,175	1,866,969
TOTAL NEW ZEALAND		3,088,014
NORWAY - 2.3%
Energy - 1.5%
Energy Equipment & Services - 1.5%
DOF Group ASA A Shares	141,121	2,092,893
TGS ASA	132,482	2,152,098
TOTAL ENERGY		4,244,991
Financials - 0.8%
Banks - 0.8%
SpareBank 1 SMN	97,528	2,176,950
TOTAL NORWAY		6,421,941
SINGAPORE - 0.9%
Real Estate - 0.9%
Hotel & Resort REITs - 0.3%
CDL Hospitality Trusts unit	1,691,739	1,078,926
Industrial REITs - 0.6%
Mapletree Industrial Trust	996,807	1,546,916
TOTAL SINGAPORE		2,625,842
SPAIN - 4.9%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
CIE Automotive SA	45,135	1,536,208
Consumer Staples - 0.5%
Food Products - 0.5%
Viscofan SA	18,800	1,323,877
Financials - 1.5%
Banks - 1.0%
Bankinter SA	160,335	2,665,530
Insurance - 0.5%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,178,950	1,646,573
TOTAL FINANCIALS		4,312,103
Health Care - 0.4%
Biotechnology - 0.4%
Grifols SA Class A (d)	115,400	1,213,535
Industrials - 2.0%
Air Freight & Logistics - 0.7%
Logista Integral SA	46,927	1,832,925
Construction & Engineering - 0.5%
Sacyr SA	229,153	1,258,127
Machinery - 0.8%
Construcciones y Auxiliar de Ferrocarriles SA	20,500	1,539,829
Fluidra SA	33,595	784,238
		2,324,067
TOTAL INDUSTRIALS		5,415,119
TOTAL SPAIN		13,800,842
SWEDEN - 4.2%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
JM AB	67,100	837,955
Consumer Staples - 0.4%
Food Products - 0.4%
AAK AB	41,315	1,178,671
Financials - 0.9%
Banks - 0.3%
Noba (a)	87,000	797,184
Capital Markets - 0.6%
Avanza Bank Holding AB	44,486	1,596,297
TOTAL FINANCIALS		2,393,481
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	79,090	1,224,116
Industrials - 1.1%
Commercial Services & Supplies - 0.6%
Loomis AB	34,271	1,587,949
Trading Companies & Distributors - 0.5%
AddTech AB B Shares	41,251	1,489,597
TOTAL INDUSTRIALS		3,077,546
Information Technology - 0.6%
IT Services - 0.6%
Atea ASA	93,363	1,574,072
Materials - 0.5%
Metals & Mining - 0.5%
Alleima AB	156,500	1,389,096
TOTAL SWEDEN		11,674,937
SWITZERLAND - 3.0%
Consumer Staples - 0.5%
Food Products - 0.5%
Barry Callebaut AG	923	1,380,927
Financials - 0.6%
Capital Markets - 0.6%
VZ Holding AG	8,837	1,723,631
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Tecan Group AG	4,250	640,206
Industrials - 0.4%
Machinery - 0.4%
Bucher Industries AG	2,880	1,140,795
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Sensirion Holding AG (a)(b)(c)	5,060	436,479
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
International Workplace Group PLC	409,800	1,030,510
PSP Swiss Property AG	9,479	1,893,738
TOTAL REAL ESTATE		2,924,248
TOTAL SWITZERLAND		8,246,286
UNITED KINGDOM - 12.0%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Zegona Communications plc	140,939	3,379,212
Consumer Discretionary - 2.6%
Broadline Retail - 0.3%
B&M European Value Retail plc	313,936	715,113
Distributors - 0.5%
Inchcape PLC	136,522	1,534,851
Diversified Consumer Services - 0.3%
ME Group International PLC	461,066	915,998
Hotels, Restaurants & Leisure - 0.3%
Playtech Plc (d)	155,900	774,314
Household Durables - 0.3%
Vistry Group PLC (a)(d)	162,330	721,870
Leisure Products - 0.4%
Games Workshop Group PLC	4,201	1,114,148
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC (a)	89,107	1,403,860
TOTAL CONSUMER DISCRETIONARY		7,180,154
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCC PLC	22,670	1,708,990
Financials - 2.5%
Banks - 0.5%
Close Brothers Group PLC (a)	226,000	1,354,975
Capital Markets - 0.5%
St James's Place PLC	81,500	1,351,330
Insurance - 1.5%
Hiscox Ltd	52,200	1,099,562
Lancashire Holdings Ltd	178,251	1,392,266
Sabre Insurance Group PLC (b)(c)	842,257	1,735,198
		4,227,026
TOTAL FINANCIALS		6,933,331
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Convatec Group PLC (b)(c)	348,200	998,577
Industrials - 3.2%
Aerospace & Defense - 0.4%
Senior PLC	295,734	1,148,909
Commercial Services & Supplies - 0.8%
Mitie Group PLC	941,325	2,226,219
Construction & Engineering - 0.5%
Balfour Beatty PLC	126,600	1,405,731
Machinery - 0.5%
IMI PLC	38,503	1,462,811
Marine Transportation - 0.6%
Clarkson PLC	23,600	1,553,019
Passenger Airlines - 0.4%
JET2 PLC	72,959	1,094,054
TOTAL INDUSTRIALS		8,890,743
Materials - 0.9%
Chemicals - 0.2%
Elementis PLC	284,126	572,204
Metals & Mining - 0.7%
Hill & Smith PLC	53,154	1,858,863
TOTAL MATERIALS		2,431,067
Real Estate - 0.8%
Real Estate Management & Development - 0.5%
Savills PLC	112,710	1,268,371
Residential REITs - 0.3%
Grainger PLC	392,621	856,417
TOTAL REAL ESTATE		2,124,788
TOTAL UNITED KINGDOM		33,646,862
UNITED STATES - 0.7%
Industrials - 0.2%
Building Products - 0.2%
Reliance Worldwide Corp Ltd	294,870	699,279
Materials - 0.5%
Metals & Mining - 0.5%
Acerinox SA	79,732	1,303,534
TOTAL UNITED STATES		2,002,813
TOTAL COMMON STOCKS (Cost $216,202,568)		273,062,514

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Industrials - 0.3%
Machinery - 0.3%
Jungheinrich AG (Cost $934,739)	27,339	822,696

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	3,265,539	3,266,192
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	5,387,960	5,388,499
TOTAL MONEY MARKET FUNDS (Cost $8,654,691)			8,654,691

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $225,791,998)	282,539,901
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(3,147,651)
NET ASSETS - 100.0%	279,392,250

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,361,311 or 2.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,558,673 or 2.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,885,677	14,174,881	13,794,255	94,226	(111)	-	3,266,192	3,265,539	0.0%
Fidelity Securities Lending Cash Central Fund	4,298,768	16,737,710	15,648,141	28,625	162	-	5,388,499	5,387,960	0.0%
Total	7,184,445	30,912,591	29,442,396	122,851	51	-	8,654,691

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,569,444	8,782,409	2,787,035	-
Consumer Discretionary	30,693,437	14,732,829	15,960,608	-
Consumer Staples	12,185,371	6,127,550	6,057,821	-
Energy	13,134,555	8,787,110	4,347,445	-
Financials	35,563,466	21,527,122	14,036,344	-
Health Care	17,259,533	8,684,661	8,574,872	-
Industrials	62,909,185	27,577,720	35,331,465	-
Information Technology	26,976,552	10,781,685	16,194,867	-
Materials	36,342,784	12,257,347	24,085,437	-
Real Estate	21,509,702	9,457,030	12,052,672	-
Utilities	4,918,485	2,269,079	2,649,406	-

Non-Convertible Preferred Stocks
Industrials	822,696	822,696	-	-

Money Market Funds	8,654,691	8,654,691	-	-
Total Investments in Securities:	282,539,901	140,461,929	142,077,972	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,317,613) - See accompanying schedule:
Unaffiliated issuers (cost $217,137,307)	$273,885,210
Fidelity Central Funds (cost $8,654,691)	8,654,691

Total Investment in Securities (cost $225,791,998)		$282,539,901
Foreign currency held at value (cost $78,868)		78,869
Receivable for investments sold		1,498,611
Receivable for fund shares sold		572,654
Dividends receivable		1,712,876
Reclaims receivable		279,234
Distributions receivable from Fidelity Central Funds		22,572
Total assets		286,704,717
Liabilities
Payable for investments purchased
Regular delivery	$1,256,157
Delayed delivery	93,542
Payable for fund shares redeemed	572,658
Other payables and accrued expenses	1,773
Collateral on securities loaned	5,388,337
Total liabilities		7,312,467
Net Assets		$279,392,250
Net Assets consist of:
Paid in capital		$216,295,747
Total accumulated earnings (loss)		63,096,503
Net Assets		$279,392,250
Net Asset Value, offering price and redemption price per share ($279,392,250 ÷ 18,429,998 shares)		$15.16
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$4,270,948
Income from Fidelity Central Funds (including $28,625 from security lending)		122,851
Security lending		8,077
Income before foreign taxes withheld		$4,401,876
Less foreign taxes withheld		(346,111)
Total income		4,055,765
Expenses
Custodian fees and expenses	$12,389
Independent trustees' fees and expenses	400
Total expenses before reductions	12,789
Expense reductions	(217)
Total expenses after reductions		12,572
Net Investment income (loss)		4,043,193
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,354,424
Fidelity Central Funds	51
Foreign currency transactions	(44,404)
Total net realized gain (loss)		4,310,071
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,823,869
Assets and liabilities in foreign currencies	61,884
Total change in net unrealized appreciation (depreciation)		25,885,753
Net gain (loss)		30,195,824
Net increase (decrease) in net assets resulting from operations		$34,239,017
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,043,193	$4,618,976
Net realized gain (loss)	4,310,071	775,673
Change in net unrealized appreciation (depreciation)	25,885,753	30,756,507
Net increase (decrease) in net assets resulting from operations	34,239,017	36,151,156
Distributions to shareholders	(7,376,915)	(88,511)

Share transactions
Proceeds from sales of shares	14,300,628	218,680,080
Reinvestment of distributions	7,376,915	88,511
Cost of shares redeemed	(14,177,203)	(11,082,063)

Net increase (decrease) in net assets resulting from share transactions	7,500,340	207,686,528
Total increase (decrease) in net assets	34,362,442	243,749,173

Net Assets
Beginning of period	245,029,808	1,280,635
End of period	$279,392,250	$245,029,808

Other Information
Shares
Sold	989,792	18,599,173
Issued in reinvestment of distributions	542,423	7,889
Redeemed	(980,971)	(834,691)
Net increase (decrease)	551,244	17,772,371

Financial Highlights
Fidelity® Series Select International Small Cap Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.71	$12.04	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.45	.38	.31
Net realized and unrealized gain (loss)	1.64	2.05	1.57	.49
Total from investment operations	1.86	2.50	1.95	.80
Distributions from net investment income	(.36)	(.46)	(.43)	(.03)
Distributions from net realized gain	(.05)	(.37)	(.25)	-
Total distributions	(.41)	(.83)	(.68)	(.03)
Net asset value, end of period	$15.16	$13.71	$12.04	$10.77
Total Return D,E	13.93%	22.31%	18.56%	8.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H	.01%	.22%	.23% H
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01% H
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01% H
Net investment income (loss)	3.08% H	3.45%	3.14%	2.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$279,392	$245,030	$1,281	$1,080
Portfolio turnover rate I	22 % H	13%	18%	23% H

AFor the period November 4, 2022 (commencement of operations) through October 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Series Select International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,689,054
Gross unrealized depreciation	(9,892,905)
Net unrealized appreciation (depreciation)	$55,796,149
Tax cost	$226,743,752

Due to large subscriptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Select International Small Cap Fund	31,619,375	28,711,390
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Select International Small Cap Fund	472,144	149,007	7,614
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Select International Small Cap Fund	3,983	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Select International Small Cap Fund	6,386,711
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $217.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9906199.103
SSI-SANN-0626
Fidelity® SAI Sustainable International Equity Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable International Equity Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
AUSTRALIA - 3.1%
Financials - 1.4%
Capital Markets - 1.4%
Macquarie Group Ltd	12,961	2,226,599
Industrials - 1.0%
Commercial Services & Supplies - 1.0%
Brambles Ltd	94,558	1,547,815
Materials - 0.7%
Metals & Mining - 0.7%
IperionX Ltd (a)	401,887	1,225,875
TOTAL AUSTRALIA		5,000,289
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.4%
Wienerberger AG	23,668	684,449
BELGIUM - 2.9%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	11,098	1,475,100
Health Care - 2.0%
Pharmaceuticals - 2.0%
UCB SA (a)	11,778	3,195,936
TOTAL BELGIUM		4,671,036
CANADA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp	12,262	1,507,350
CHINA - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	6,161	395,801
FINLAND - 1.5%
Information Technology - 1.0%
Communications Equipment - 1.0%
Nokia Oyj ADR	112,455	1,451,794
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	34,538	869,082
TOTAL FINLAND		2,320,876
FRANCE - 3.7%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	697	1,333,432
Consumer Staples - 0.7%
Personal Care Products - 0.7%
L'Oreal SA	2,749	1,181,010
Financials - 2.2%
Capital Markets - 1.3%
Amundi SA (b)(c)	20,483	1,976,078
Insurance - 0.9%
AXA SA	29,290	1,411,933
TOTAL FINANCIALS		3,388,011
TOTAL FRANCE		5,902,453
GERMANY - 4.6%
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Boerse AG	4,524	1,387,954
Industrials - 1.9%
Air Freight & Logistics - 0.9%
Deutsche Post AG	24,905	1,474,731
Industrial Conglomerates - 1.0%
Siemens AG	5,414	1,608,831
TOTAL INDUSTRIALS		3,083,562
Materials - 1.2%
Construction Materials - 1.2%
Heidelberg Materials AG	8,444	1,863,112
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Instone Real Estate Group SE (b)(c)	93,937	972,397
TOTAL GERMANY		7,307,025
HONG KONG - 1.8%
Financials - 1.8%
Insurance - 1.8%
AIA Group Ltd	260,344	2,858,257
IRELAND - 3.0%
Consumer Staples - 0.2%
Food Products - 0.2%
Kerry Group PLC Class A	5,159	437,160
Financials - 0.9%
Banks - 0.9%
AIB Group PLC	126,073	1,449,767
Industrials - 1.9%
Building Products - 1.9%
Kingspan Group PLC	32,349	2,986,058
TOTAL IRELAND		4,872,985
ITALY - 3.5%
Financials - 2.5%
Banks - 2.5%
Intesa Sanpaolo SpA	320,640	2,178,503
UniCredit SpA	23,778	1,837,620
TOTAL FINANCIALS		4,016,123
Industrials - 1.0%
Electrical Equipment - 1.0%
Prysmian SpA	10,490	1,595,626
TOTAL ITALY		5,611,749
JAPAN - 21.6%
Consumer Discretionary - 4.3%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	176,079	995,912
Household Durables - 2.4%
Panasonic Holdings Corp	84,098	1,720,292
Sony Group Corp	103,405	2,071,754
		3,792,046
Specialty Retail - 1.3%
Fast Retailing Co Ltd	4,371	2,057,628
TOTAL CONSUMER DISCRETIONARY		6,845,586
Financials - 5.8%
Banks - 3.5%
Mizuho Financial Group Inc	46,449	1,997,433
Sumitomo Mitsui Financial Group Inc	101,554	3,585,776
		5,583,209
Financial Services - 2.1%
ORIX Corp	97,936	3,296,182
Insurance - 0.2%
Tokio Marine Holdings Inc	7,096	324,974
TOTAL FINANCIALS		9,204,365
Health Care - 1.6%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	9,056	1,691,152
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	1,123	59,889
Takeda Pharmaceutical Co Ltd	23,014	769,422
		829,311
TOTAL HEALTH CARE		2,520,463
Industrials - 7.1%
Industrial Conglomerates - 2.0%
Hitachi Ltd	103,332	3,285,787
Trading Companies & Distributors - 5.1%
ITOCHU Corp	448,400	5,557,071
Marubeni Corp	65,483	2,548,670
		8,105,741
TOTAL INDUSTRIALS		11,391,528
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.8%
Ibiden Co Ltd	15,471	1,323,237
Semiconductors & Semiconductor Equipment - 2.0%
Advantest Corp	7,143	1,333,731
Disco Corp	1,761	837,852
Renesas Electronics Corp	48,164	974,004
		3,145,587
TOTAL INFORMATION TECHNOLOGY		4,468,824
TOTAL JAPAN		34,430,766
KOREA (SOUTH) - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	1,872	1,680,107
NETHERLANDS - 10.7%
Communication Services - 2.4%
Diversified Telecommunication Services - 2.4%
Koninklijke KPN NV	713,058	3,813,113
Financials - 2.8%
Banks - 2.8%
ING Groep NV	153,309	4,436,976
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE (a)	1,509	1,183,399
Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
ASML Holding NV	5,297	7,657,059
TOTAL NETHERLANDS		17,090,547
NEW ZEALAND - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	1,535	8,626
PORTUGAL - 1.0%
Financials - 1.0%
Banks - 1.0%
Banco Comercial Portugues SA	1,430,213	1,525,820
SINGAPORE - 1.6%
Financials - 1.6%
Banks - 1.6%
DBS Group Holdings Ltd	53,792	2,480,385
SPAIN - 4.7%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	2,597	53,827
Financials - 2.7%
Banks - 2.7%
Banco Santander SA	220,711	2,688,810
CaixaBank SA	120,696	1,536,261
TOTAL FINANCIALS		4,225,071
Utilities - 2.0%
Electric Utilities - 1.8%
Iberdrola SA	120,205	2,818,114
Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA (a)	1,657	27,576
Grenergy Renovables SA (a)	2,895	410,444
		438,020
TOTAL UTILITIES		3,256,134
TOTAL SPAIN		7,535,032
SWEDEN - 4.5%
Financials - 2.0%
Financial Services - 2.0%
Investor AB B Shares	76,709	3,090,709
Health Care - 0.4%
Biotechnology - 0.4%
Swedish Orphan Biovitrum AB B Shares (a)	12,490	578,725
Industrials - 1.0%
Machinery - 0.3%
Indutrade AB	23,051	492,341
Trading Companies & Distributors - 0.7%
AddTech AB B Shares	32,692	1,180,527
TOTAL INDUSTRIALS		1,672,868
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.7%
Lagercrantz Group AB B Shares	41,938	1,095,605
Technology Hardware, Storage & Peripherals - 0.4%
Dynavox Group AB (a)	78,759	699,066
TOTAL INFORMATION TECHNOLOGY		1,794,671
TOTAL SWEDEN		7,136,973
SWITZERLAND - 2.3%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	3,480	667,873
Industrials - 1.9%
Electrical Equipment - 1.9%
ABB Ltd	29,863	3,020,336
TOTAL SWITZERLAND		3,688,209
TAIWAN - 4.5%
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
MediaTek Inc	7,883	660,180
Taiwan Semiconductor Manufacturing Co Ltd	94,716	6,596,284

TOTAL TAIWAN		7,256,464
UNITED KINGDOM - 13.5%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	15,796	446,237
Consumer Staples - 1.3%
Food Products - 0.3%
Cranswick PLC	8,618	632,082
Personal Care Products - 1.0%
Unilever PLC	26,162	1,525,641
TOTAL CONSUMER STAPLES		2,157,723
Financials - 1.9%
Banks - 0.6%
Lloyds Banking Group PLC	731,759	994,682
Insurance - 1.3%
Admiral Group PLC	15,708	722,036
Aviva PLC	158,018	1,340,884
		2,062,920
TOTAL FINANCIALS		3,057,602
Health Care - 3.5%
Pharmaceuticals - 3.5%
Astrazeneca PLC	29,534	5,605,477
Industrials - 3.4%
Commercial Services & Supplies - 0.4%
Johnson Service Group PLC	420,470	737,793
Trading Companies & Distributors - 3.0%
Diploma PLC	26,064	2,461,382
Howden Joinery Group PLC	213,617	2,258,578
		4,719,960
TOTAL INDUSTRIALS		5,457,753
Real Estate - 0.2%
Residential REITs - 0.2%
Grainger PLC	138,696	302,534
Utilities - 2.9%
Electric Utilities - 1.3%
SSE PLC	59,345	2,124,811
Multi-Utilities - 1.6%
National Grid PLC	137,257	2,456,981
TOTAL UTILITIES		4,581,792
TOTAL UNITED KINGDOM		21,609,118
UNITED STATES - 5.1%
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Alcon AG	25,144	1,873,531
Industrials - 3.0%
Electrical Equipment - 3.0%
Schneider Electric SE	15,046	4,787,770
Materials - 0.9%
Construction Materials - 0.9%
CRH PLC	6,223	736,928
Holcim AG	8,222	764,041
TOTAL MATERIALS		1,500,969
TOTAL UNITED STATES		8,162,270
TOTAL COMMON STOCKS (Cost $122,666,063)		153,736,587

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $6,399,817)	3.69	6,398,537	6,399,817

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $129,065,880)	160,136,404
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(275,136)
NET ASSETS - 100.0%	159,861,268

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,948,475 or 1.8% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,948,475 or 1.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,752,407	40,320,356	39,672,874	89,401	(72)	-	6,399,817	6,398,537	0.0%
Total	5,752,407	40,320,356	39,672,874	89,401	(72)	-	6,399,817

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,813,113	-	3,813,113	-
Consumer Discretionary	9,293,128	446,237	8,846,891	-
Consumer Staples	3,829,720	2,304,079	1,525,641	-
Energy	1,507,350	1,507,350	-	-
Financials	44,822,739	14,269,204	30,553,535	-
Health Care	14,957,531	11,253,669	3,703,862	-
Industrials	35,939,117	10,116,679	25,822,438	-
Information Technology	24,308,919	3,246,465	21,062,454	-
Materials	5,274,405	1,421,377	3,853,028	-
Real Estate	1,274,931	1,274,931	-	-
Utilities	8,715,634	1,307,102	7,408,532	-

Money Market Funds	6,399,817	6,399,817	-	-
Total Investments in Securities:	160,136,404	53,546,910	106,589,494	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $122,666,063)	$153,736,587
Fidelity Central Funds (cost $6,399,817)	6,399,817

Total Investment in Securities (cost $129,065,880)		$160,136,404
Foreign currency held at value (cost $14)		14
Receivable for investments sold		88,062
Receivable for fund shares sold		356,232
Dividends receivable		557,992
Reclaims receivable		132,469
Distributions receivable from Fidelity Central Funds		17,848
Prepaid expenses		25
Receivable from investment adviser for expense reductions		7,104
Total assets		161,296,150
Liabilities
Payable to custodian bank	$14
Payable for investments purchased	1,278,605
Payable for fund shares redeemed	33,548
Accrued management fee	81,979
Other payables and accrued expenses	40,736
Total liabilities		1,434,882
Net Assets		$159,861,268
Net Assets consist of:
Paid in capital		$129,818,726
Total accumulated earnings (loss)		30,042,542
Net Assets		$159,861,268
Net Asset Value, offering price and redemption price per share ($159,861,268 ÷ 11,367,243 shares)		$14.06
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$1,541,788
Income from Fidelity Central Funds		89,401
Income before foreign taxes withheld		$1,631,189
Less foreign taxes withheld		(130,474)
Total income		1,500,715
Expenses
Management fee	$439,294
Custodian fees and expenses	21,113
Independent trustees' fees and expenses	191
Registration fees	26,998
Audit fees	31,937
Legal	65
Miscellaneous	157
Total expenses before reductions	519,755
Expense reductions	(11,460)
Total expenses after reductions		508,295
Net Investment income (loss)		992,420
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,050,899
Fidelity Central Funds	(72)
Foreign currency transactions	(30,049)
Total net realized gain (loss)		2,020,778
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,193,271
Assets and liabilities in foreign currencies	22,640
Total change in net unrealized appreciation (depreciation)		9,215,911
Net gain (loss)		11,236,689
Net increase (decrease) in net assets resulting from operations		$12,229,109
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$992,420	$1,564,475
Net realized gain (loss)	2,020,778	(1,337,968)
Change in net unrealized appreciation (depreciation)	9,215,911	17,794,796
Net increase (decrease) in net assets resulting from operations	12,229,109	18,021,303
Distributions to shareholders	(2,989,041)	(898,412)

Share transactions
Proceeds from sales of shares	48,227,267	65,416,892
Reinvestment of distributions	2,578,217	748,216
Cost of shares redeemed	(17,785,438)	(24,938,317)

Net increase (decrease) in net assets resulting from share transactions	33,020,046	41,226,791
Total increase (decrease) in net assets	42,260,114	58,349,682

Net Assets
Beginning of period	117,601,154	59,251,472
End of period	$159,861,268	$117,601,154

Other Information
Shares
Sold	3,593,881	5,673,048
Issued in reinvestment of distributions	200,017	68,455
Redeemed	(1,333,838)	(2,232,437)
Net increase (decrease)	2,460,060	3,509,066

Financial Highlights
Fidelity® SAI Sustainable International Equity Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$10.98	$8.82	$8.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.22	.20	.17	.08
Net realized and unrealized gain (loss)	1.07	2.15	2.03	.65	(2.02)
Total from investment operations	1.17	2.37	2.23	.82	(1.94)
Distributions from net investment income	(.31)	(.15)	(.07)	(.06)	-
Total distributions	(.31)	(.15)	(.07)	(.06)	-
Net asset value, end of period	$14.06	$13.20	$10.98	$8.82	$8.06
Total Return D,E	9.11%	21.86%	25.43%	10.12%	(19.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.77% H	.78%	1.03%	3.13%	5.78% H,I
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75% H
Expenses net of all reductions, if any	.75% H	.75%	.75%	.73%	.68% H
Net investment income (loss)	1.46% H	1.87%	1.84%	1.84%	1.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$159,861	$117,601	$59,251	$9,705	$2,186
Portfolio turnover rate J	70 % H	42%	45%	27%	51% H

AFor the period April 14, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,537,307
Gross unrealized depreciation	(3,062,784)
Net unrealized appreciation (depreciation)	$29,474,523
Tax cost	$130,661,881

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,730,782)
Long-term	-
Total capital loss carryforward	$(1,730,782)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable International Equity Fund	76,650,830	45,789,057
5 Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .648% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount ($)
Fidelity SAI Sustainable International Equity Fund	42

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable International Equity Fund	5,479,423	3,570,880	(77,947)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable International Equity Fund	82
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $11,460.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904872.104
IEE-SANN-0626
Fidelity® Infrastructure Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Infrastructure Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
CANADA - 1.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States) (a)	5,300	652,112
Industrials - 1.2%
Ground Transportation - 1.2%
Canadian Pacific Kansas City Ltd (United States)	21,394	1,860,422
TOTAL CANADA		2,512,534
FINLAND - 1.0%
Industrials - 1.0%
Machinery - 1.0%
Wartsila OYJ Abp	38,100	1,598,599
GERMANY - 2.1%
Industrials - 0.7%
Electrical Equipment - 0.7%
Siemens Energy AG	5,100	1,080,882
Utilities - 1.4%
Multi-Utilities - 1.4%
E.ON SE	105,000	2,327,876
TOTAL GERMANY		3,408,758
MEXICO - 1.9%
Industrials - 1.9%
Transportation Infrastructure - 1.9%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	28,658	3,038,035
SPAIN - 1.8%
Utilities - 1.8%
Electric Utilities - 1.8%
Iberdrola SA	127,296	2,984,357
TAIWAN - 4.8%
Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,800	7,841,988
UNITED KINGDOM - 4.7%
Utilities - 4.7%
Electric Utilities - 1.6%
SSE PLC	72,300	2,588,657
Multi-Utilities - 3.1%
National Grid PLC	275,804	4,937,052
TOTAL UNITED KINGDOM		7,525,709
UNITED STATES - 78.2%
Communication Services - 1.4%
Media - 1.4%
EchoStar Corp Class A (a)(b)	18,900	2,327,346
Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Cheniere Energy Inc	16,202	4,454,740
Targa Resources Corp	7,009	1,822,901
Williams Cos Inc/The	39,737	3,032,330
TOTAL ENERGY		9,309,971
Industrials - 12.5%
Commercial Services & Supplies - 1.4%
Waste Connections Inc (United States)	13,658	2,249,746
Construction & Engineering - 4.3%
Centuri Holdings Inc (b)	28,600	1,075,360
Ferrovial SE	21,617	1,482,669
MasTec Inc (b)	7,700	3,034,185
Quanta Services Inc	1,800	1,309,986
		6,902,200
Electrical Equipment - 3.8%
Bloom Energy Corp Class A (b)	4,700	1,331,792
GE Vernova Inc	2,100	2,275,266
Nextpower Inc Class A (a)(b)	20,700	2,465,991
		6,073,049
Ground Transportation - 2.2%
CSX Corp	17,900	813,197
Norfolk Southern Corp	4,900	1,547,567
Union Pacific Corp	4,460	1,201,881
		3,562,645
Machinery - 0.8%
Caterpillar Inc	1,600	1,424,176
TOTAL INDUSTRIALS		20,211,816
Information Technology - 12.1%
Semiconductors & Semiconductor Equipment - 12.1%
Advanced Micro Devices Inc (b)	5,500	1,949,695
Broadcom Inc	8,000	3,339,440
Monolithic Power Systems Inc	2,300	3,713,143
NVIDIA Corp	52,800	10,537,296
TOTAL INFORMATION TECHNOLOGY		19,539,574
Real Estate - 2.6%
Health Care REITs - 2.6%
Welltower Inc	19,700	4,281,598
Utilities - 43.8%
Electric Utilities - 28.6%
Alliant Energy Corp	11,000	807,730
American Electric Power Co Inc	48,700	6,677,257
Constellation Energy Corp	20,500	6,416,500
Duke Energy Corp	19,300	2,500,315
Entergy Corp	39,000	4,598,490
Evergy Inc	19,000	1,573,960
NextEra Energy Inc	90,260	8,834,649
NRG Energy Inc	72,600	11,295,109
PG&E Corp	164,800	2,738,976
Xcel Energy Inc	9,900	821,205
		46,264,191
Independent Power and Renewable Electricity Producers - 5.3%
Talen Energy Corp (b)	3,300	1,228,986
Vistra Corp	46,920	7,405,853
		8,634,839
Multi-Utilities - 8.0%
Ameren Corp	13,900	1,579,735
CenterPoint Energy Inc	53,900	2,352,735
Consolidated Edison Inc	14,600	1,627,754
NiSource Inc	56,437	2,724,778
Sempra	48,800	4,641,856
		12,926,858
Water Utilities - 1.9%
American Water Works Co Inc	24,000	3,082,080
TOTAL UTILITIES		70,907,968
TOTAL UNITED STATES		126,578,273
TOTAL COMMON STOCKS (Cost $121,696,930)		155,488,253

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	7,002,244	7,003,644
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	3,465,453	3,465,800
TOTAL MONEY MARKET FUNDS (Cost $10,469,444)			10,469,444

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $132,166,374)	165,957,697
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(4,151,402)
NET ASSETS - 100.0%	161,806,295

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,292,386	40,337,460	38,626,138	87,336	(64)	-	7,003,644	7,002,244	0.0%
Fidelity Securities Lending Cash Central Fund	1,317,950	22,286,097	20,138,119	1,566	(128)	-	3,465,800	3,465,453	0.0%
Total	6,610,336	62,623,557	58,764,257	88,902	(192)	-	10,469,444

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,327,346	2,327,346	-	-
Energy	9,962,083	9,962,083	-	-
Industrials	27,789,754	27,789,754	-	-
Information Technology	27,381,562	27,381,562	-	-
Real Estate	4,281,598	4,281,598	-	-
Utilities	83,745,910	73,235,844	10,510,066	-

Money Market Funds	10,469,444	10,469,444	-	-
Total Investments in Securities:	165,957,697	155,447,631	10,510,066	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,525,882) - See accompanying schedule:
Unaffiliated issuers (cost $121,696,930)	$155,488,253
Fidelity Central Funds (cost $10,469,444)	10,469,444

Total Investment in Securities (cost $132,166,374)		$165,957,697
Receivable for fund shares sold		266,312
Dividends receivable		60,160
Distributions receivable from Fidelity Central Funds		17,407
Prepaid expenses		21
Other receivables		216
Total assets		166,301,813
Liabilities
Payable for investments purchased	$735,625
Payable for fund shares redeemed	165,468
Accrued management fee	104,332
Other payables and accrued expenses	24,293
Collateral on securities loaned	3,465,800
Total liabilities		4,495,518
Net Assets		$161,806,295
Net Assets consist of:
Paid in capital		$125,938,737
Total accumulated earnings (loss)		35,867,558
Net Assets		$161,806,295
Net Asset Value, offering price and redemption price per share ($161,806,295 ÷ 8,540,071 shares)		$18.95
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$1,019,299
Income from Fidelity Central Funds (including $1,566 from security lending)		88,902
Income before foreign taxes withheld		$1,108,201
Less foreign taxes withheld		(34,413)
Total income		1,073,788
Expenses
Management fee	$544,929
Custodian fees and expenses	5,779
Independent trustees' fees and expenses	184
Registration fees	21,041
Audit fees	27,773
Legal	389
Miscellaneous	145
Total expenses before reductions	600,240
Expense reductions	(47)
Total expenses after reductions		600,193
Net Investment income (loss)		473,595
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,696,539
Fidelity Central Funds	(192)
Foreign currency transactions	(4,548)
Total net realized gain (loss)		2,691,799
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,795,701
Assets and liabilities in foreign currencies	1,823
Total change in net unrealized appreciation (depreciation)		11,797,524
Net gain (loss)		14,489,323
Net increase (decrease) in net assets resulting from operations		$14,962,918
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$473,595	$882,701
Net realized gain (loss)	2,691,799	8,161,877
Change in net unrealized appreciation (depreciation)	11,797,524	11,225,236
Net increase (decrease) in net assets resulting from operations	14,962,918	20,269,814
Distributions to shareholders	(4,136,486)	(932,954)

Share transactions
Proceeds from sales of shares	56,209,036	71,260,795
Reinvestment of distributions	3,861,404	870,477
Cost of shares redeemed	(25,398,975)	(20,327,001)

Net increase (decrease) in net assets resulting from share transactions	34,671,465	51,804,271
Total increase (decrease) in net assets	45,497,897	71,141,131

Net Assets
Beginning of period	116,308,398	45,167,267
End of period	$161,806,295	$116,308,398

Other Information
Shares
Sold	3,190,398	4,568,522
Issued in reinvestment of distributions	230,783	56,175
Redeemed	(1,450,359)	(1,322,662)
Net increase (decrease)	1,970,822	3,302,035

Financial Highlights
Fidelity® Infrastructure Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.70	$13.82	$10.72	$11.22	$12.63	$10.44
Income from Investment Operations
Net investment income (loss) A,B	.06	.19	.21	.22	.13 C	.07
Net realized and unrealized gain (loss)	1.77	3.89	3.10	(.47)	(1.38)	2.21
Total from investment operations	1.83	4.08	3.31	(.25)	(1.25)	2.28
Distributions from net investment income	(.07)	(.20)	(.21)	(.25)	(.16)	(.09)
Distributions from net realized gain	(.51)	-	-	-	-	-
Total distributions	(.58)	(.20)	(.21)	(.25)	(.16)	(.09)
Net asset value, end of period	$18.95	$17.70	$13.82	$10.72	$11.22	$12.63
Total Return D,E	10.79%	29.73%	31.13%	(2.43)%	(9.95)%	21.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.89% H	.94%	1.05%	1.15%	1.13%	1.24%
Expenses net of fee waivers, if any	.89 % H	.94%	.95%	.94%	.98%	1.00%
Expenses net of all reductions, if any	.89% H	.94%	.95%	.94%	.98%	1.00%
Net investment income (loss)	.70% H	1.26%	1.68%	1.88%	1.08% C	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$161,806	$116,308	$45,167	$41,924	$37,356	$46,046
Portfolio turnover rate I	59 % H	115%	74%	55%	91%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .86%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Infrastructure Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,892,287
Gross unrealized depreciation	(1,448,714)
Net unrealized appreciation (depreciation)	$33,443,573
Tax cost	$132,514,124
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Infrastructure Fund	66,152,621	38,822,720
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Infrastructure Fund	.87

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Infrastructure Fund	.81

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Infrastructure Fund	483

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Infrastructure Fund	4,977,901	659,844	76,606
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Infrastructure Fund	81
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Infrastructure Fund	165	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $47.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9896236.106
ISF-SANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026